As filed with the Securities and Exchange Commission on April 28, 2008

                                                       REGISTRATION NO. 33-89848
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __                      [ ]
                         Post-Effective Amendment No. 20                     [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [x]
                                Amendment No. 53

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[x]   on May 1, 2008 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ]   on May 1, 2008 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

UNITED of OMAHA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Ultrannuity Series V                                                 [LOGO]
Variable Annuity                                                 MUTUAL OF OMAHA

--------------------------------------------------------------------------------

                           VARIABLE PRODUCT PROSPECTUS

6967 (5-08)                                                          32-69674-00

--------------------------------------------------------------------------------

[LOGO] UNITED                                           PROSPECTUS:  May 1, 2008
       Of OMAHA
MUTUAL OF OMAHA                                          ULTRANNUITY(R) SERIES V
                                                                Flexible Payment
                                                Variable Deferred Annuity Policy
--------------------------------------------------------------------------------


      This Prospectus describes ULTRANNUITY(R) SERIES V, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

--------------------------------------------------------------------------------
The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.
--------------------------------------------------------------------------------

The Policy includes 31 variable options (where you have the investment risk) with investment portfolios from:

o     The Alger American Fund

o     Federated Insurance Series

o     Fidelity(R) Variable Insurance Products Fund and Variable Insurance
      Products

o     MFS(R) Variable Insurance Trust

o     Pioneer Variable Contracts Trust

o     DWS Investments VIT Funds

o     DWS Variable Series I

o T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

o     Van Kampen Universal Institutional Funds, Inc.

and three fixed rate options (where we have the investment risk).

      The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.
--------------------------------------------------------------------------------

      A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

                  o are subject to risk, including possible loss of principal

                  o     are not bank deposits

                  o     are not government insured

                  o are not endorsed by any bank or government agency

                  o     may not achieve their goals

--------------------------------------------------------------------------------
        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services

   Mailing Address: P.O. Box 750497, Topeka, Kansas 66675-0497 1-800-238-9354
--------------------------------------------------------------------------------

----------
CONTENTS
                                                                    Page(s)
     -----------------------------------------------------------------------
      DEFINITIONS                                                      3
     -----------------------------------------------------------------------
      INTRODUCTION AND SUMMARY                                        4-9
           Comparison to Other Policies and Investments
           How the Policy Operates
           Fee Table
           Examples of Expenses
     -----------------------------------------------------------------------
      FINANCIAL STATEMENTS                                           10-23
     -----------------------------------------------------------------------
      ABOUT US                                                        24
     -----------------------------------------------------------------------
      INVESTMENT OPTIONS                                             25-35
           Variable Investment Options
           Fixed Rate Options
           Transfers
           Market-Timing Restrictions
           Dollar Cost Averaging
           Systematic Transfer Enrollment Program
           Asset Allocation Program
           Rebalancing Program
     -----------------------------------------------------------------------
      IMPORTANT POLICY PROVISIONS                                    36-38
           Policy Application and Purchase Payments
           Accumulation Value
           Telephone Transactions
           Death of Annuitant
           Delay of Payments
           Minor Owner or Beneficiary
           Policy Termination
     -----------------------------------------------------------------------
      EXPENSES                                                       39-42
           Withdrawal Charge
           Mortality and Expense Risk Charge
           Administrative Charges
           Enhanced Death Benefit Charge
           Returns Benefit Charge
           Transfer Fee
           Premium Tax Charge
           Other Taxes
           Other Expenses; Investment Advisory Fees
     -----------------------------------------------------------------------
      POLICY DISTRIBUTIONS                                           43-49
           Withdrawals
           Annuity Payments
           Returns Benefit Rider
           Death Benefits
     -----------------------------------------------------------------------
      FEDERAL TAX MATTERS                                            50-52
           Taxation of Nonqualified Policies
           Taxation of Qualified Policies
           Possible Tax Law Changes
     -----------------------------------------------------------------------
      MISCELLANEOUS                                                  53-55
           Distributor of the Policies
           Sales to Employees
           Voting Rights
           Distribution of Materials
           Legal Proceedings
           USA Patriot Act Notice
           Privacy Notice
           Do You Have Questions?
     -----------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION                             56

-------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

Annuitant  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday if the returns benefit rider is elected).

Average Death Benefit Amount is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

Owner is you--the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity(R) Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at the Security Benefit Life Insurance Company, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

--------------------------------------------------------------------------------

      This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

      This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

---------------------------
INTRODUCTION AND SUMMARY

      This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

      The Ultrannuity(R) Series V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 31 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

      During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

      The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be entitled to a guaranteed minimum annuity purchase amount if you elect to annuitize after you hold the Policy for at least 10 years. Some or all of each payment may be taxable.

      You may have the right to add an enhanced death benefit rider to the Policy for an additional charge. If you elect this rider or if you add the returns benefit rider, you may be entitled to receive a death benefit in excess of your Accumulation Value. You cannot elect both the enhanced death benefit rider and the returns benefit rider.

o     COMPARISON TO OTHER POLICIES AND INVESTMENTS

      Compared to fixed annuities. Like fixed-interest annuities, the Policy:

      o     offers the ability to accumulate capital on a tax-deferred basis;

      o offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;

      o     allows you to make withdrawals from your Policy; and

      o can provide annuity payments for the rest of your life or for some other period.

      The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

      Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

      o The Policy provides a death benefit that could be higher than the value of the Policy.

      o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.

      o Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.

      o You can make transfers from one underlying investment portfolio to another without tax liability.

      o Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

      o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.

      o Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years following receipt of a purchase payment.

      o Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).

      o We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

o     HOW THE POLICY OPERATES

      The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                     ----------------------------------------
                                PURCHASE PAYMENTS

                     o  Minimum initial  purchase  payment is
                        $5,000  ($2,000  if you elect to make
                        electronic funds transfer payments of
                        at   least   $100   per   month,   or
                        quarterly,   semiannual   or   annual
                        purchase payment equivalents).

                     o  Minimum additional  purchase  payment
                        is $500.

                     o  No additional  purchase payments will
                        be  accepted  after  earlier  of  the
                        Annuity  Starting  Date or your  88th
                        birthday.
                     ----------------------------------------
                                        |
               --------------------------------------------------
                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

               In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be
               deducted   from   your   purchase   payment   upon
               surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
               --------------------------------------------------
                                        |
           ----------------------------------------------------------
                         INVESTMENT OF PURCHASE PAYMENTS

           You direct the allocation of all net purchase payments among the 31 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
           ----------------------------------------------------------
                                      |
     -------------------------------------------------------------------
                         DEDUCTIONS FROM ASSETS

     o  Daily    charges  deducted  from the net assets in the  Variable
        Account equal an annual rate of:

        -  1.00% for our mortality and expense risk;

        -  0.20% for our administrative expenses;

        -  0.30% if you elect the optional enhanced death benefit rider*

     o Annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value if you elect the optional returns benefit rider.

     o Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.

     o $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.

     o Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

     * This charge is deducted annually (and on surrender) rather than on a daily basis for Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies. In addition, the charge is 0.35% rather than 0.30% for Policies issued before 5/1/03.

     -------------------------------------------------------------------
                                    |
                                    5

                       --------------------------------------------------------------------------------
                                                      ACCUMULATION VALUE

                       o     Your Accumulation  Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts'  investment experience, earnings  on  amounts  you have  invested  in the  fixed  account  and the
                             systematic   transfer   accounts,   charges   deducted  and  other  Policy
                             transactions (such as partial withdrawals).

                       o     Accumulation  Value  may  vary  daily.  There  is  no  minimum  guaranteed
                             Accumulation Value for the Subaccounts.

                       o     Accumulation  Value can be transferred among the Subaccounts and the fixed account.

                       o     Dollar cost  averaging,  asset  allocation  and  rebalancing  programs are available.

                       o     Accumulation  Value is the starting point for  calculating  certain values under the Policy, such as the Cash  Surrender Value and the death benefit.
                       --------------------------------------------------------------------------------
                                                               |
                                                               |
-----------------------------------------------------------------------------------------------------------------------------
                     ACCUMULATION VALUE BENEFITS                                            DEATH BENEFITS

o    You can withdraw all or part of the Cash Surrender Value.  Each     o    Available  as a lump sum or under a variety  of
     Policy Year, up to 15% of the Accumulation Value as of the date          payment options.
     of the  first  withdrawal  that  Policy  Year may be  withdrawn
     without a withdrawal charge.  Thereafter, the withdrawal charge     o    If you die by accident,  you may receive double
     is calculated  separately for each purchase  payment  withdrawn          the death  benefit  that would be paid if death
     based on the number of years elapsed since the purchase payment          was  not  by   accident  as  a  result  of  the
     was made;  the  charge is 7% if the  withdrawal  is made in the          accidental death benefit.*
     first  year  after a  purchase  payment  is made  and  then the
     withdrawal charge decreases by 1% in each successive year to 0%     o    An enhanced death benefit also may be available
     after the seventh year. (Taxes and tax penalties may also apply          (for an extra charge).*
     to withdrawals.)
                                                                         o    The returns  benefit is also  available  for an
o    Fixed and variable  annuity  payout  options are  available.  A          extra charge (but not if you elect the enhanced
     guaranteed  minimum  annuity value is also available  under the          death benefit). This benefit will provide for a
     returns benefit rider (for an extra charge).                             guaranteed  minimum annuity  purchase amount or
                                                                              an increased death benefit to your  Beneficiary
                                                                              in certain circumstances.*

                                                                         ----------

                                                                         * Accidental  and  enhanced  death  benefit  and the
                                                                           returns benefit may not be available in all
                                                                           states.

-----------------------------------------------------------------------------------------------------------------------------

State Variations

      This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida

      This notice is to remind you of rights  provided by Florida  law,  Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

      If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

      You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

o     FEE TABLE

      The following tables list various costs and expenses that you will pay when buying, owning and surrendering a Policy. The first table describes Policy Owner Transaction Expenses, which are fees and expenses that you will pay at the time that you buy a Policy, surrender a Policy, or transfer Accumulation Value among the Subaccounts and the Fixed Account. The second table describes Variable Account Annual Expenses, which are fees and expenses that you will pay periodically during the time that you own the Contract, not including investment portfolio fees and expenses. In addition to these expenses, in some states you will pay a premium tax charge.

---------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
---------------------------------------------------------------------------------------------------------------------
    Maximum Withdrawal Charge(1) (as a percentage of each purchase payment withdrawn)                        7%
---------------------------------------------------------------------------------------------------------------------
    Transfer Fee                         First 12 Transfers Per Year                                         $0
                                         ----------------------------------------------------------------------------
                                         Over 12 Transfers in one Policy Year                             $10 each
---------------------------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
(deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
---------------------------------------------------------------------------------------------------------------------
    Mortality and Expense Risk Fees                                                                         1.00%
---------------------------------------------------------------------------------------------------------------------
    Administrative Expense Charge                                                                           0.20%
---------------------------------------------------------------------------------------------------------------------
        Total Variable Account Annual Expenses                                                              1.20%
---------------------------------------------------------------------------------------------------------------------
Other Annual Expenses
---------------------------------------------------------------------------------------------------------------------
    Annual Policy Fee, $50,000 or less of Accumulation Value
    (determined annually on Policy anniversary date)                                                    $30 per year
---------------------------------------------------------------------------------------------------------------------
    Annual Policy Fee, more than $50,000 of Accumulation Value
    (determined annually on Policy anniversary date)                                                     $0 per year
---------------------------------------------------------------------------------------------------------------------
    Current Annual Enhanced Death Benefit Charge (Optional)
---------------------------------------------------------------------------------------------------------------------
        Prior to May 1, 1998, deducted annually as a percentage of the Average Death Benefit Amount         0.35%
---------------------------------------------------------------------------------------------------------------------
        On or after May 1, 1998 through April 30, 2003, deducted daily to equal this annual
        percentage of Accumulation Value of the Subaccounts                                                 0.35%
---------------------------------------------------------------------------------------------------------------------
        On or after May 1, 2003, deducted daily to equal this annual percentage of Accumulation Value
        of the Subaccounts                                                                                  0.30%
---------------------------------------------------------------------------------------------------------------------
    Returns Rider Benefit Charge (Optional)
---------------------------------------------------------------------------------------------------------------------
        Deducted annually on the Policy anniversary                                                        0.40%(2)
---------------------------------------------------------------------------------------------------------------------


      The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2007. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:

-------------------------------------------------------------------------------------------------------------
                                                                                          Minimum    Maximum
-------------------------------------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses (expenses that are deducted from            0.10%      1.58%
portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)
-------------------------------------------------------------------------------------------------------------


----------
(1) Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

(2) This charge is deducted annually on the Policy anniversary (and on surrender) from the Accumulation Value in the Subaccounts and the fixed rate options based on the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

o     EXAMPLES OF EXPENSES

      The following tables contain examples(3), (4), (5) of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These expenses include Policy Owner Transaction Expenses, Variable Account Annual Expenses, Other Annual Expenses, and the maximum fees and expense of any of the investment portfolios. There are two sets of examples. The first example assumes that you elect the optional returns benefit rider, and assumes that the Policy Accumulation Value is less than $50,000. The second example assumes that you do not elect an optional rider and assumes that the Policy Accumulation Value is less than $50,000.


--------------------------------------------------------------------------------------------------------------------------------
                                                                 1                        2
                                                      Surrender Policy at end  Annuitize Policy at the
Example: An Owner would pay the following expenses     of the time period or    end of the time period             3
on a $10,000 investment assuming a 5% annual           annuitize and annuity     and annuity option 4        Policy is not
return on assets (including the returns benefit          option 4 (lifetime      (lifetime income) IS   surrendered and is not
but not the enhanced death benefit):                   income) is NOT chosen.          chosen.                annuitized.
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                              1Yr    3Yr   5Yr   10Yr  1Yr   3Yr   5Yr   10Yr   1Yr   3Yr   5Yr   10Yr
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Portfolio               851    1208  1593  2853  851    786  1342  2853   256    786  1342  2853
Alger American SmallCap Growth Portfolio               864    1247  1658  2981  864    825  1407  2981   269    825  1407  2981
--------------------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP Portfolio                 903    1363  1850  3355  903    941  1599  3355   308    941  1599  3355
DWS Growth and Income VIP Portfolio                    847    1196  1573  2813  847    774  1322  2813   252    774  1322  2813
DWS International VIP Portfolio                        862    1241  1648  2962  862    819  1397  2962   267    819  1397  2962
DWS Small Cap Index VIP Portfolio                      818    1108  1426  2520  818    687  1176  2520   223    687  1176  2520
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
  Portfolio                                            867    1256  1673  3011  867    834  1422  3011   272    834  1422  3011
Federated Prime Money Fund II Portfolio                875    1280  1712  3088  875    858  1462  3088   280    858  1462  3088
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager:  Growth(R) Portfolio    842    1180  1548  2763  842    759  1297  2763   247    759  1297  2763
Fidelity(R) VIP Contrafund(R) Portfolio                843    1183  1553  2773  843    762  1302  2773   248    762  1302  2773
Fidelity(R) VIP Equity-Income Portfolio                823    1123  1451  2571  823    702  1201  2571   228    702  1201  2571
Fidelity(R) VIP Index 500 Portfolio                    778     985  1220  2099  778    565   971  2099   183    565   971  2099
Fidelity(R) VIP Mid Cap Portfolio Service              859    1232  1633  2932  859    810  1382  2932   264    810  1382  2932
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series Portfolio                    870    1265  1688  3040  870    843  1437  3040   275    843  1437  3040
MFS(R) Emerging Growth Series Portfolio                855    1220  1613  2893  855    798  1362  2893   260    798  1362  2893
MFS(R) High Income Series Portfolio                    856    1223  1618  2903  856    801  1367  2903   261    801  1367  2903
MFS(R) Research Series Portfolio                       856    1223  1618  2903  856    801  1367  2903   261    801  1367  2903
MFS(R) Strategic Income Series Portfolio               884    1307  1757  3175  884    885  1506  3175   289    885  1506  3175
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                    863    1244  1653  2972  863    822  1402  2972   268    822  1402  2972
Pioneer Fund VCT Portfolio                             863    1244  1653  2972  863    822  1402  2972   268    822  1402  2972
Pioneer Independence VCT Portfolio                     895    1339  1811  3280  895    918  1560  3280   300    918  1560  3280
Pioneer Mid-Cap Value VCT Portfolio                    839    1171  1532  2733  839    750  1282  2733   244    750  1282  2733
Pioneer Real Estate Shares VCT Portfolio*              884    1307  1757  3175  884    885  1506  3175   289    885  1506  3175
Pioneer Small Cap Value VCT Portfolio                  888    1319  1777  3213  888    897  1525  3213   293    897  1525  3213
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio                  853    1214  1603  2873  853    792  1352  2873   258    792  1352  2873
T. Rowe Price International Stock Portfolio            873    1274  1702  3069  873    852  1452  3069   278    852  1452  3069
T. Rowe Price Limited-Term Bond Portfolio              838    1168  1527  2723  838    747  1277  2723   243    747  1277  2723
T. Rowe Price New America Growth Portfolio             853    1214  1603  2873  853    792  1352  2873   258    792  1352  2873
T. Rowe Price Personal Strategy Balanced Portfolio     860    1235  1638  2942  860    813  1387  2942   265    813  1387  2942
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio        868    1259  1678  3020  868    837  1427  3020   273    837  1427  3020
Van Kampen UIF Emerging Markets Equity Portfolio       926    1431  1962  3568  926   1009  1710  3568   331   1009  1710  3568
--------------------------------------------------------------------------------------------------------------------------------

----------
(1)   The  Anniversary   Value  equals  the  Accumulation   Value  on  a  Policy
      anniversary.

(2) The $30 annual Policy Fee is reflected as an annual $10 charge per investment portfolio in these examples, based on an average Accumulation Value of $30,000.

(3) The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2007, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

--------------------------------------------------------------------------------------------------------------------------------
                                                                 1                        2
                                                      Surrender Policy at end  Annuitize Policy at the
Example: An Owner would pay the following expenses     of the time period or    end of the time period             3
on a $10,000 investment assuming a 5% annual           annuitize and annuity     and annuity Option 4        Policy is not
return on assets (excluding the enhanced death           option 4 (lifetime      (lifetime income) IS   surrendered and is not
benefit and the returns benefit):                      income) is NOT chosen.          chosen.                annuitized.
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                              1Yr    3Yr   5Yr   10Yr  1Yr   3Yr   5Yr   10Yr   1Yr   3Yr   5Yr   10Yr
--------------------------------------------------------------------------------------------------------------------------------
Alger American Large Cap Growth Portfolio              811    1086  1390  2447  811   666   1140  2447   216   666   1140  2447
Alger American SmallCap Growth Portfolio               824    1126  1456  2581  824   705   1207  2581   229   705   1207  2581
--------------------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP Portfolio                 863    1244  1653  2972  863   822   1402  2972   268   822   1402  2972
DWS Growth and Income VIP Portfolio                    807    1074  1370  2406  807   653   1120  2406   212   653   1120  2406
DWS International VIP                                  822    1120  1446  2561  822   699   1196  2561   227   699   1196  2561
DWS Small Cap Index VIP Portfolio                      778     985  1220  2099  778   565    971  2099   183   565    971  2099
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
  Portfolio                                            827    1135  1472  2612  827   714   1222  2612   232   714   1222  2612
Federated Prime Money Fund II Portfolio                835    1159  1512  2693  835   738   1262  2693   240   738   1262  2693
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager:  Growth(R) Portfolio    802    1059  1344  2354  802   638   1094  2354   207   638   1094  2354
Fidelity(R) VIP Contrafund(R)  Portfolio               803    1062  1349  2364  803   641   1100  2364   208   641   1100  2364
Fidelity(R) VIP Equity-Income Portfolio                783    1000  1246  2153  783   580    997  2153   188   580    997  2153
Fidelity(R) VIP Index 500 Portfolio                    737     861  1009  1660  737   441    761  1660   142   441    761  1660
Fidelity(R) VIP Mid Cap Portfolio Service              819    1111  1431  2530  819   690   1181  2530   224   690   1181  2530
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series Portfolio                    830    1144  1487  2642  830   723   1237  2642   235   723   1237  2642
MFS(R) Growth Series Portfolio                         815    1098  1411  2489  815   678   1161  2489   220   678   1161  2489
MFS(R) High Income Series Portfolio                    816    1102  1416  2499  816   681   1166  2499   221   681   1166  2499
MFS(R) Research Series Portfolio                       816    1102  1416  2499  816   681   1166  2499   221   681   1166  2499
MFS(R) Strategic Income Series Portfolio               844    1187  1558  2783  844   765   1307  2783   249   765   1307  2783
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                    823    1123  1451  2571  823   702   1201  2571   228   702   1201  2571
Pioneer Fund VCT Portfolio                             823    1123  1451  2571  823   702   1201  2571   228   702   1201  2571
Pioneer Independence VCT Portfolio                     855    1220  1613  2893  855   798   1362  2893   260   798   1362  2893
Pioneer Mid-Cap Value VCT Portfolio                    799    1050  1328  2322  799   629   1079  2322   204   629   1079  2322
Pioneer Real Estate Shares VCT Portfolio*              844    1187  1558  2783  844   765   1307  2783   249   765   1307  2783
Pioneer Small Cap Value VCT Portfolio                  848    1199  1578  2823  848   777   1327  2823   253   777   1327  2823
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio                  813    1092  1400  2468  813   672   1151  2468   218   672   1151  2468
T. Rowe Price International Stock Portfolio            833    1153  1502  2673  833   732   1252  2673   238   732   1252  2673
T. Rowe Price Limited-Term Bond Portfolio              798    1047  1323  2312  798   626   1074  2312   203   626   1074  2312
T. Rowe Price New America Growth Portfolio             813    1092  1400  2468  813   672   1151  2468   218   672   1151  2468
T. Rowe Price Personal Strategy Balanced Portfolio     820    1114  1436  2540  820   693   1186  2540   225   693   1186  2540
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income Portfolio        828    1138  1477  2622  828   717   1227  2622   233   717   1227  2622
Van Kampen UIF Emerging Markets Equity Portfolio       886    1313  1767  3194  886   891   1516  3194   291   891   1516  3194
--------------------------------------------------------------------------------------------------------------------------------

      These examples should not be considered representations of past or future expenses. These examples are based on the maximum investment portfolio's expenses for 2007 and Policy expenses as described above. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate. The expenses are before any fee waivers or expense reimbursements that were received. The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2007, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

-----------------------
FINANCIAL STATEMENTS

      Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. For each of the years in the period ended December 31, 2007, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

      This table demonstrates information for Policies without the Enhanced Death Benefit and for Policies issued before May 1, 1998 with the Enhanced
                                 Death Benefit.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                      ($)(1)             ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth                                            10.000
(formerly known as Alger American Growth) (6/5/95)
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          23.759         2,036,293
    1999 .........................................................                          31.395         2,311,743
    2000 .........................................................                          26.437         2,397,859
    2001 .........................................................                          23.032         1,986,652
    2002 .........................................................                          15.248         1,879,394
    2003 .........................................................                          20.363         1,270,314
    2004 .........................................................                          21.224           923,944
    2005 .........................................................                          23.494           668,456
    2006 .........................................................                          24.409           508,373
    2007 .........................................................                          28.925           405,639
-----------------------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth
(formerly known as Alger American Small Capitalization) (6/5/95)          10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          15.638         2,100,494
    1999 .........................................................                          22.159         2,109,902
    2000 .........................................................                          15.939         2,117,374
    2001 .........................................................                          11.099         1,920,970
    2002 .........................................................                           8.090         1,463,336
    2003 .........................................................                          11.378         1,172,867
    2004 .........................................................                          13.105           855,740
    2005 .........................................................                          15.134           603,907
    2006 .........................................................                          17.946           461,293
    2007 .........................................................                          20.787           360,214
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II (6/5/95)                 10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          12.417         2,467,353
    1999 .........................................................                          12.195         2,340,323
    2000 .........................................................                          13.371         2,102,155
    2001 .........................................................                          14.139         1,852,701
    2002 .........................................................                          15.234         1,830,120
    2003 .........................................................                          15.407         1,336,413
    2004 .........................................................                          15.772           978,698
    2005 .........................................................                          15.899           719,603
    2006 .........................................................                          16.359           536,127
    2007                                                                                    17.178           441,903
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (6/5/95)                                     1.000
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation      Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                           1.138         33,973,580
    1999 .........................................................                           1.176         49,202,545
    2000 .........................................................                           1.231         28,115,973
    2001 .........................................................                           1.262         32,073,914
    2002 .........................................................                           1.264         23,722,551
    2003 .........................................................                           1.258         11,284,144
    2004 .........................................................                           1.253          7,604,082
    2005 .........................................................                           1.271          5,990,362
    2006 .........................................................                           1.313          4,891,954
    2007 .........................................................                           1.359          3,611,825
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Asset Manager: Growth(R)  (6/5/95)                       10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          19.167          2,845,580
    1999 .........................................................                          21.827          2,600,716
    2000 .........................................................                          18.877          2,495,810
    2001 .........................................................                          17.271          2,036,537
    2002 .........................................................                          14.414          1,515,546
    2003 .........................................................                          17.565          1,157,510
    2004 .........................................................                          18.392            858,044
    2005 .........................................................                          18.880            661,643
    2006 .........................................................                          19.957            520,885
    2007 .........................................................                          23.457            409,855
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Contrafund(R)  (6/5/95)                                  10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          22.162          3,141,626
    1999 .........................................................                          27.208          3,149,291
    2000 .........................................................                          25.102          2,977,690
    2001 .........................................................                          21.763          2,391,908
    2002 .........................................................                          19.492          1,901,816
    2003 .........................................................                          24.740          1,496,964
    2004 .........................................................                          28.226          1,150,163
    2005 .........................................................                          32.613            868,897
    2006 .........................................................                          35.999            659,126
    2007 .........................................................                          41.822            515,050
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Equity-Income (6/5/95)                                   10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          18.276          3,872,254
    1999 .........................................................                          19.200          3,977,876
    2000 .........................................................                          20.568          3,566,414
    2001 .........................................................                          19.313          3,051,123
    2002 .........................................................                          15.848          2,276,224
    2003 .........................................................                          20.407          1,762,101
    2004 .........................................................                          22.487          1,345,065
    2005 .........................................................                          23.521            997,727
    2006 .........................................................                          27.934            762,770
    2007 .........................................................                          28.020            582,386
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Index 500 (5/1/97)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          15.425          2,004,924
    1999 .........................................................                          18.367          3,009,822
    2000 .........................................................                          16.459          3,440,820
    2001 .........................................................                          14.293          3,397,837
    2002 .........................................................                          10.979          3,255,625
    2003 .........................................................                          13.930          2,810,391
    2004 .........................................................                          15.223          2,263,407
    2005 .........................................................                          15.767          1,773,348
    2006 .........................................................                          18.029          1,291,831
    2007 .........................................................                          18.781            992,596

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)       (December 31)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Mid Cap (5/1/03)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
    2003 .........................................................                          14.053            42,881
    2004 .........................................................                          17.307            83,100
    2005 .........................................................                          20.181            90,513
    2006 .........................................................                          22.414            81,371
    2007 .........................................................                          25.540            66,251
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series
(formerly known as Capital Opportunities Series) (5/1/97)                 10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          15.528         1,117,680
    1999 .........................................................                          22.618         1,460,323
    2000 .........................................................                          21.531         1,942,266
    2001 .........................................................                          16.276         1,978,242
    2002 .........................................................                          11.306         1,151,447
    2003 .........................................................                          14.231         1,311,881
    2004 .........................................................                          15.812         1,105,788
    2005 .........................................................                          15.887           831,643
    2006 .........................................................                          17.863           640,996
    2007 .........................................................                          19.615           477,574
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series                                                      10.000
(formerly known as MFS(R) Emerging Growth Series (6/5/95)
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          21.521         3,084,172
    1999 .........................................................                          37.575         2,822,806
    2000 .........................................................                          29.847         2,633,131
    2001 .........................................................                          19.612         2,106,062
    2002 .........................................................                          12.835         1,590,648
    2003 .........................................................                          16.515         1,238,894
    2004 .........................................................                          18.431           945,487
    2005 .........................................................                          19.885           682,513
    2006 .........................................................                          21.198           537,667
    2007 .........................................................                          25.377           434,395
-----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series (6/5/95)                                        10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          12.782         1,972,690
    1999 .........................................................                          13.442         1,994,619
    2000 .........................................................                          12.395         1,847,236
    2001 .........................................................                          12.500         1,266,445
    2002 .........................................................                          12.667           901,174
    2003 .........................................................                          14.763           699,388
    2004 .........................................................                          15.920           513,289
    2005 .........................................................                          16.069            37,579
    2006 .........................................................                          17.524           295,344
    2007 .........................................................                          17.619           210,842
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series (6/5/95)                                           10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          19.231         2,790,110
    1999 .........................................................                          23.571         2,379,511
    2000 .........................................................                          22.159         2,169,993
    2001 .........................................................                          17.240         1,713,143
    2002 .........................................................                          12.854         1,299,517
    2003 .........................................................                          15.838           974,691
    2004 .........................................................                          18.128           714,879
    2005 .........................................................                          19.308           530,065
    2006 .........................................................                          21.076           402,145
    2007 .........................................................                          23.572           326,576
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (6/5/95)                                   10.000
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation      Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          10.963         1,429,007
    1999 .........................................................                          10.561         1,456,763
    2000 .........................................................                          10.945         1,465,827
    2001 .........................................................                          11.327         1,112,654
    2002 .........................................................                          12.132           710,555
    2003 .........................................................                          13.231           527,766
    2004 .........................................................                          14.083           399,566
    2005 .........................................................                          14.177           326,771
    2006 .........................................................                          14.942           274,485
    2007 ........................................................                           15.307           225,162
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (5/1/2000)                                      10.000
-----------------------------------------------------------------------------------------------------------------------
    2000 .........................................................                          11.492           524,471
    2001 .........................................................                          10.542           702,072
    2002 .........................................................                           8.744           363,170
    2003 .........................................................                          10.564           256,674
    2004 .........................................................                          12.110           188,781
    2005 .........................................................                          12.626           157,408
    2006 .........................................................                          15.235           153,301
    2007 .........................................................                          15.134            87,203
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (5/1/2000)                                               10.000
-----------------------------------------------------------------------------------------------------------------------
    2000 .........................................................                           9.761           229,835
    2001 .........................................................                           8.573           388,936
    2002 .........................................................                           6.840           338,602
    2003 .........................................................                           8.342           189,726
    2004 .........................................................                           9.142          1318,890
    2005 .........................................................                           9.569           107,921
    2006 .........................................................                          11.001            92,569
    2007 .........................................................                          11.389            76,995
-----------------------------------------------------------------------------------------------------------------------
Pioneer Independence VCT
(formerly known as Pioneer Growth Shares VCT Portfolio) (5/1/2000)        10.000
-----------------------------------------------------------------------------------------------------------------------
    2000 .........................................................                           9.290            15,247
    2001 .........................................................                           7.412            79,129
    2002 .........................................................                           4.754            37,400
    2003 .........................................................                           5.860            52,230
    2004 .........................................................                           6.158            40,749
    2005 .........................................................                           6.278            25,378
    2006 .........................................................                           6.763            14,876
    2007 .........................................................                           7.178            13,018
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT (5/1/97)                                        10.000
-----------------------------------------------------------------------------------------------------------------------
    1998 .........................................................                          11.156           704,800
    1999 .........................................................                          12.461           625,307
    2000 .........................................................                          14.529           600,524
    2001 .........................................................                          15.285           812,148
    2002 .........................................................                          13.409         1,233,479
    2003 .........................................................                          18.213         1,098,481
    2004 .........................................................                          21.974           856,461
    2005 .........................................................                          23.424           651,111
    2006 .........................................................                          26.058           506,299
    2007 .........................................................                          27.181           380,942
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT (5/1/97)                                   10.000
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                Accumulation     Number of
                                                              Accumulation     Unit Value at   Accumulation
                                                             Unit Value on      End of Year       Units at
Subaccount                                                 Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                             ($)(1)             ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                            9.818          650,669
   1999 ................................................                            9.295          735,185
   2000 ................................................                           11.895          828,840
   2001 ................................................                           12.669          764,044
   2002 ................................................                           12.834          529,544
   2003 ................................................                           17.086          375,874
   2004 ................................................                           22.914          317,842
   2005 ................................................                           26.067          246,624
   2006 ................................................                           35.241          194,865
   2007 ................................................                           28.240          129,545
-------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT (5/1/03)                            10.000
-------------------------------------------------------------------------------------------------------------
   2003 ................................................                           13.578           14,589
   2004 ................................................                           16.083           34,201
   2005 ................................................                           17.655           27,999
   2006 ................................................                           19.911           18,914
   2007 ................................................                           18.259           13,086
-------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (5/1/2000)                              10.000
-------------------------------------------------------------------------------------------------------------
   2000 ................................................                            9.288          323,540
   2001 ................................................                            9.366          537,017
   2002 ................................................                            7.349          293,891
   2003 ................................................                           10.632          216,937
   2004 ................................................                           12.370          166,716
   2005 ................................................                           12.743          114,238
   2006 ................................................                           14.793           92,854
   2007 ................................................                           14.337           63,460
-------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP (5/1/97)                           10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           13.176          297,502
   1999 ................................................                           21.562          298,875
   2000 ................................................                           20.150          500,867
   2001 ................................................                           14.939          416,984
   2002 ................................................                           11.797          314,804
   2003 ................................................                           17.341          280,503
   2004 ................................................                           21.094          201,492
   2005 ................................................                           24.606          165,527
   2006 ................................................                           29.632          135,054
   2007                                                                            31.885          101,472
-------------------------------------------------------------------------------------------------------------
DWS Growth and Income VIP (5/1/97)                              10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           12.847        1,049,444
   1999 ................................................                           13.425          965,074
   2000 ................................................                           12.955          897,400
   2001 ................................................                           11.320          763,652
   2002 ................................................                            8.566          641,865
   2003 ................................................                           10.711          529,269
   2004 ................................................                           11.617          409,515
   2005 ................................................                           12.136          303,429
   2006 ................................................                           13.584          235,891
   2007 ................................................                           13.554          183,912
-------------------------------------------------------------------------------------------------------------
DWS International VIP (6/5/95)                                  10.000
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                Accumulation     Number of
                                                              Accumulation     Unit Value at   Accumulation
                                                             Unit Value on      End of Year       Units at
Subaccount                                                 Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                             ($)(1)             ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           15.223        2,421,576
   1999 ................................................                           23.241        2,206,568
   2000 ................................................                           17.979        2,171,470
   2001 ................................................                           12.281        1,785,665
   2002 ................................................                            9.906        1,366,648
   2003 ................................................                           12.503        1,011,998
   2004 ................................................                           14.395          764,861
   2005 ................................................                           16.522          546,489
   2006 ................................................                           20.555          418,875
   2007 ................................................                           23.270          339,194
-------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income (6/5/95)                            10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           18.839        4,407,085
   1999 ................................................                           19.305        3,796,628
   2000 ................................................                           21.564        3,131,372
   2001 ................................................                           21.616        2,685,683
   2002 ................................................                           18.554        2,565,044
   2003 ................................................                           23.007        2,182,979
   2004 ................................................                           23.122        1,730,853
   2005 ................................................                           26.822        1,337,517
   2006 ................................................                           31.529          999,956
   2007 ................................................                           32.166          771,376
-------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock (6/5/95)                      10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           13.964        2,966,530
   1999 ................................................                           18.394        2,715,037
   2000 ................................................                           14.932        2,638,133
   2001 ................................................                           11.475        2,538,533
   2002 ................................................                            9.263        2,526,667
   2003 ................................................                           11.946        2,133,056
   2004 ................................................                           13.429        1,671,687
   2005 ................................................                           15.396        1,276,141
   2006 ................................................                           18.116          978,891
   2007 ................................................                           20.230          745,392
-------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (6/5/95)                        10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           11.828        2,346,553
   1999 ................................................                           11.785        2,777,488
   2000 ................................................                           12.720        3,213,365
   2001 ................................................                           13.632        3,224,453
   2002 ................................................                           14.198        2,453,976
   2003 ................................................                           14.628        1,942,450
   2004 ................................................                           14.611        1,540,254
   2005 ................................................                           14.686        1,165,675
   2006 ................................................                           15.103          921,032
   2007 ................................................                           15.738          694,330
-------------------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth (6/5/95)                       10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           21.712        1,914,746
   1999 ................................................                           24.187        1,701,273
   2000 ................................................                           21.359        1,562,392
   2001 ................................................                           18.602        1,470,460
   2002 ................................................                           13.175        1,031,398
   2003 ................................................                           17.588          798,925
   2004 ................................................                           19.268          614,476
   2005 ................................................                           19.889          462,229
   2006 ................................................                           21.092          378,805
   2007 ................................................                           23.710          297,021

-------------------------------------------------------------------------------------------------------------
                                                                                Accumulation     Number of
                                                              Accumulation     Unit Value at   Accumulation
                                                             Unit Value on      End of Year       Units at
Subaccount                                                 Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                             ($)(1)             ($)(1)      (December 31)
-------------------------------------------------------------------------------------------------------------
T. Rowe Price Personal Strategy Balanced (6/5/95)               10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           16.755        3,090,073
   1999 ................................................                           17.946        2,780,445
   2000 ................................................                           18.691        2,570,458
   2001 ................................................                           18.020        2,210,402
   2002 ................................................                           16.415        1,788,724
   2003 ................................................                           20.241        1,340,403
   2004 ................................................                           22.558          955,958
   2005 ................................................                           23.721          702,911
   2006 ................................................                           26.216          533,247
   2007 ................................................                           27.872          431,620
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (5/1/98)                 10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                            7.002           14,713
   1999 ................................................                           13.469           93,730
   2000 ................................................                            8.131          336,583
   2001 ................................................                            7.511          426,209
   2002 ................................................                            6.761          344,710
   2003 ................................................                            9.998          303,859
   2004 ................................................                           12.161          232,393
   2005 ................................................                           16.084          226,123
   2006 ................................................                           21.794          198,203
   2007 ................................................                           30.241          155,876
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income (5/1/98)                  10.000
-------------------------------------------------------------------------------------------------------------
   1998 ................................................                           10.462           80,837
   1999 ................................................                           10.167          163,976
   2000 ................................................                           11.159          175,613
   2001 ................................................                           12.052          275,175
   2002 ................................................                           12.780        1,774,311
   2003 ................................................                           13.213        1,877,867
   2004 ................................................                           13.625        1,677,667
   2005 ................................................                           14.029        1,461,314
   2006 ................................................                           14.379        1,220,613
   2007 ................................................                           14.980          955,953

(1)   Accumulation Unit values are rounded to the nearest hundredth of a cent.

(2)   Number of Accumulation Units is rounded to the nearest unit.

           This table demonstrates information for Policies issued on or after May 1, 1998 with the Enhanced Death Benefit.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation         Number of
                                                                    Accumulation            Unit Value        Accumulation
                                                                    Unit Value on         at End of Year        Units at
Subaccount                                                        Commencement Date        (December 31)     End of Year(2)
(Date of Inception)                                                    ($)(1)                 ($)(1)          (December 31)
---------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth
(formerly known as Alger American Growth) (6/5/95)                        10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               12.418              28,408
     1999 ......................................................                               16.352             127,509
     2000 ......................................................                               13.721             185,958
     2001 ......................................................                               11.912             159,587
     2002 ......................................................                                7.859             176,917
     2003 ......................................................                               10.458              96,294
     2004 ......................................................                               10.862              68,424
     2005 ......................................................                               11.982              52,549
     2006 ......................................................                               12.405              47,724
     2007 ......................................................                               14.648              42,899
---------------------------------------------------------------------------------------------------------------------------
Alger American SmallCap Growth
(formerly known as Alger American Small Capitalization) (6/5/95)          10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.202              37,709
     1999 ......................................................                               14.406              74,834
     2000 ......................................................                               10.326             113,657
     2001 ......................................................                                7.166             104,891
     2002 ......................................................                                5.205              77,967
     2003 ......................................................                                7.294              64,883
     2004 ......................................................                                8.371              55,528
     2005 ......................................................                                9.634              36,327
     2006 ......................................................                               11.384              30,377
     2007 ......................................................                               13.140              18,560
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II (6/5/95)                 10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.430              20,339
     1999 ......................................................                               10.207              37,232
     2000 ......................................................                               11.153              38,743
     2001 ......................................................                               11.752              35,086
     2002 ......................................................                               12.617              45,316
     2003 ......................................................                               12.716              32,014
     2004 ......................................................                               12.971              30,183
     2005 ......................................................                               13.031              24,598
     2006 ......................................................                               13.361              17,326
     2007 ......................................................                               13.980              12,763
---------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (6/5/95)                                     1.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                                1.021             441,406
     1999 ......................................................                                1.052           1,947,391
     2000 ......................................................                                1.097           1,775,602
     2001 ......................................................                                1.121           2,696,259
     2002 ......................................................                                1.119           2,085,938
     2003 ......................................................                                1.109           1,867,713
     2004 ......................................................                                1.101           1,383,412
     2005 ......................................................                                1.113           1,492,384
     2006 ......................................................                                1.146             606,806
     2007 ......................................................                                1.182             598,704

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation         Number of
                                                                    Accumulation            Unit Value        Accumulation
                                                                    Unit Value on         at End of Year        Units at
Subaccount                                                        Commencement Date        (December 31)     End of Year(2)
(Date of Inception)                                                    ($)(1)                 ($)(1)          (December 31)
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Asset Manager (6/5/95)                                   10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.560              30,012
     1999 ......................................................                               11.983              74,734
     2000 ......................................................                               10.327              58,716
     2001 ......................................................                                9.416              50,880
     2002 ......................................................                                7.831              40,041
     2003 ......................................................                                9.509              31,958
     2004 ......................................................                                9.922              19,049
     2005 ......................................................                               10.149              15,456
     2006 ......................................................                               10.691              10,477
     2007 ......................................................                               12.522              10,619
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Contrafund(R)  (6/5/95)                                  10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               11.260              31,672
     1999 ......................................................                               13.776             136,641
     2000 ......................................................                               12.665             201,774
     2001 ......................................................                               10.942             180,954
     2002 ......................................................                                9.766             123,439
     2003 ......................................................                               12.352              93,074
     2004 ......................................................                              14.0423              80,726
     2005 ......................................................                               16.168              57,877
     2006 ......................................................                               17.784              60,885
     2007 ......................................................                               20.589              37,957
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Equity-Income (6/5/95)                                   10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                                9.842             123,838
     1999 ......................................................                               10.304             243,840
     2000 ......................................................                               10.999             216,799
     2001 ......................................................                               10.292             200,691
     2002 ......................................................                                8.416             117,868
     2003 ......................................................                               10.799              83,112
     2004 ......................................................                               11.858              70,085
     2005 ......................................................                               12.360              50,036
     2006 ......................................................                               14.627              42,112
     2007 ......................................................                               14.620              34,111
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Index 500 (5/1/97)                                       10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.964             145,269
     1999 ......................................................                               13.009             410,449
     2000 ......................................................                               11.617             480,400
     2001 ......................................................                               10.052             502,246
     2002 ......................................................                                7.695             523,017
     2003 ......................................................                                9.729             449,839
     2004 ......................................................                               10.595              39,771
     2005 ......................................................                               10.935             275,656
     2006 ......................................................                               12.460             225,164
     2007 ......................................................                               12.934             167,095
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Mid Cap (5/1/03)                                         10.000
---------------------------------------------------------------------------------------------------------------------------
     2003 ......................................................                               14.020                   0
     2004 ......................................................                               17.206                 457
     2005 ......................................................                               19.993                 457
     2006 ......................................................                               22.127               3,526
     2007 ......................................................                               25.125               3,083

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation         Number of
                                                                    Accumulation            Unit Value        Accumulation
                                                                    Unit Value on         at End of Year        Units at
Subaccount                                                        Commencement Date        (December 31)     End of Year(2)
(Date of Inception)                                                    ($)(1)                 ($)(1)          (December 31)
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series
(formerly known as Capital Opportunities Series) (5/1/97)                 10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.447              65,927
     1999 ......................................................                               15.164             123,562
     2000 ......................................................                               14.385             167,018
     2001 ......................................................                               10.836             216,639
     2002 ......................................................                                7.501             111,884
     2003 ......................................................                                9.408             148,135
     2004 ......................................................                               10.416             140,606
     2005 ......................................................                               10.429             111,452
     2006 ......................................................                               11.685              88,947
     2007 ......................................................                               12.786              60,653
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series
(formerly known as MFS (R) Emerging Growth Series (6/5/95)                10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               11.125              13,343
     1999 ......................................................                               19.356              33,702
     2000 ......................................................                               15.321              55,970
     2001 ......................................................                               10.032              66,455
     2002 ......................................................                                6.542              63,918
     2003 ......................................................                                8.389              45,988
     2004 ......................................................                                9.329              35,502
     2005 ......................................................                               10.029              26,422
     2006 ......................................................                               10.654              21,758
     2007 ......................................................                               12.710              19,236
---------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series (6/5/95)                                        10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                                9.469              29,844
     1999 ......................................................                                9.924              61,932
     2000 ......................................................                                9.119              75,438
     2001 ......................................................                                9.164              73,245
     2002 ......................................................                                9.254              38,772
     2003 ......................................................                               10.747              31,102
     2004 ......................................................                               11.545              27,018
     2005 ......................................................                               11.616              19,386
     2006 ......................................................                               12.624              15,920
     2007 ......................................................                               12.648              12,624
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series (6/5/95)                                           10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.382              21,020
     1999 ......................................................                               12.680              53,943
     2000 ......................................................                               11.879              55,039
     2001 ......................................................                                9.209              52,849
     2002 ......................................................                                6.842              44,846
     2003 ......................................................                                8.401              32,979
     2004 ......................................................                                9.582              24,097
     2005 ......................................................                               10.170              15,458
     2006 ......................................................                               11.062              11,955
     2007 ......................................................                               12.329               8,233

---------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation         Number of
                                                                    Accumulation            Unit Value        Accumulation
                                                                    Unit Value on         at End of Year        Units at
Subaccount                                                        Commencement Date        (December 31)     End of Year(2)
(Date of Inception)                                                    ($)(1)                 ($)(1)          (December 31)
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (6/5/95)                                   10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                               10.495              15,750
     1999 ......................................................                               10.074              27,691
     2000 ......................................................                               10.405              48,216
     2001 ......................................................                               10.730              51,772
     2002 ......................................................                               11.453              16,680
     2003 ......................................................                               12.446              12,409
     2004 ......................................................                               13.201              11,760
     2005 ......................................................                               13.243               8,963
     2006 ......................................................                               13.908               6,127
     2007 ......................................................                               14.197               5,259
---------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (5/1/00)                                        10.000
---------------------------------------------------------------------------------------------------------------------------
     2000 ......................................................                               11.466              60,994
     2001 ......................................................                               10.481              84,566
     2002 ......................................................                                8.663              21,866
     2003 ......................................................                               10.429              16,181
     2004 ......................................................                               11.914              12,376
     2005 ......................................................                               12.378               8,939
     2006 ......................................................                               14.883               7,584
     2007 ......................................................                               14.732               7,257
---------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (5/1/00)                                                 10.000
---------------------------------------------------------------------------------------------------------------------------
     2000 ......................................................                                9.738              41,957
     2001 ......................................................                                8.523              52,019
     2002 ......................................................                                6.776              53,897
     2003 ......................................................                                8.235              46,476
     2004 ......................................................                                8.994              38,927
     2005 ......................................................                                9.381              28,973
     2006 ......................................................                               10.747              26,047
     2007 ......................................................                               11.086              22,126
---------------------------------------------------------------------------------------------------------------------------
Pioneer Independence VCT
(formerly known as Pioneer Growth Shares VCT Portfolio) (5/1/00)          10.000
---------------------------------------------------------------------------------------------------------------------------
     2000 ......................................................                                9.266                 131
     2001 ......................................................                                7.368                 736
     2002 ......................................................                                4.710               3,362
     2003 ......................................................                                5.785               7,330
     2004 ......................................................                                6.058               5,480
     2005 ......................................................                                6.155               2,756
     2006 ......................................................                                6.606               1,252
     2007 ......................................................                                6.987               1,219
---------------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT (5/1/97)                                        10.000
---------------------------------------------------------------------------------------------------------------------------
     1998 ......................................................                                8.379              17,889
     1999 ......................................................                                9.327              21,682
     2000 ......................................................                               10.836              29,752
     2001 ......................................................                               11.360              30,272
     2002 ......................................................                                9.931              93,804
     2003 ......................................................                               13.442              91,882
     2004 ......................................................                               16.161              80,828
     2005 ......................................................                               17.166              63,991
     2006 ......................................................                               19.030              43,549
     2007 ......................................................                               19.781              29,798

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation        Number of
                                                                       Accumulation         Unit Value       Accumulation
                                                                       Unit Value on      at End of Year       Units at
Subaccount                                                           Commencement Date     (December 31)    End of Year(2)
(Date of Inception)                                                       ($)(1)               ($)(1)        (December 31)
--------------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT (5/1/97)                                    10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             8.215             18,420
     1999 ........................................................                             7.750             37,542
     2000 ........................................................                             9.883             59,967
     2001 ........................................................                            10.489             54,341
     2002 ........................................................                            10.589             29,572
     2003 ........................................................                            14.048             21,811
     2004 ........................................................                            18.773             18,904
     2005 ........................................................                            21.282             19,806
     2006 ........................................................                            28.671             18,258
     2007 ........................................................                            22.895             10,884
--------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT (5/1/03)                                       10.000
--------------------------------------------------------------------------------------------------------------------------
     2003 ........................................................                            13.546                  0
     2004 ........................................................                            15.989                494
     2005 ........................................................                            17.491                471
     2006 ........................................................                            19.656              1,156
     2007 ........................................................                            17.962              1,036
--------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (5/1/00)                                          10.000
--------------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                             9.267             34,692
     2001 ........................................................                             9.312             52,661
     2002 ........................................................                             7.281             11,942
     2003 ........................................................                            10.496             10,269
     2004 ........................................................                            12.169             10,206
     2005 ........................................................                            12.492              7,458
     2006 ........................................................                            14.451              7,471
     2007 ........................................................                            13.957              6,498
--------------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP (5/1/97)                                     10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             9.609              2,498
     1999 ........................................................                            15.669              2,808
     2000 ........................................................                            14.593              9,493
     2001 ........................................................                            10.780              8,647
     2002 ........................................................                             8.483              7,557
     2003 ........................................................                            12.426              6,685
     2004 ........................................................                            15.062              8,459
     2005 ........................................................                            17.509             11,487
     2006 ........................................................                            21.012             12,946
     2007 ........................................................                            22.530              5,639
--------------------------------------------------------------------------------------------------------------------------
DWS Growth & Income VIP (5/1/97)                                          10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             9.367             26,462
     1999 ........................................................                             9.754             52,982
     2000 ........................................................                             9.380             35,029
     2001 ........................................................                             8.167             30,998
     2002 ........................................................                             6.159             24,384
     2003 ........................................................                             7.674             22,486
     2004 ........................................................                             8.294             18,362
     2005 ........................................................                             8.634             12,753
     2006 ........................................................                             9.630             10,858
     2007 ........................................................                             9.575              9,804

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation        Number of
                                                                       Accumulation         Unit Value       Accumulation
                                                                       Unit Value on      at End of Year       Units at
Subaccount                                                           Commencement Date     (December 31)    End of Year(2)
(Date of Inception)                                                       ($)(1)               ($)(1)        (December 31)
--------------------------------------------------------------------------------------------------------------------------
DWS International VIP (6/5/95)                                            10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             9.972             34,058
     1999 ........................................................                            15.171             69,529
     2000 ........................................................                            11.695             75,174
     2001 ........................................................                             7.961             65,098
     2002 ........................................................                             6.398             51,300
     2003 ........................................................                             8.048             35,790
     2004 ........................................................                             9.233             28,238
     2005 ........................................................                            10.560             23,290
     2006 ........................................................                            13.092             14,739
     2007 ........................................................                            14.769             13,268
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income (6/5/95)                                      10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             9.870            131,786
     1999 ........................................................                            10.079            226,893
     2000 ........................................................                            11.219            176,410
     2001 ........................................................                            11.206            157,505
     2002 ........................................................                             9.585            188,831
     2003 ........................................................                            11.844            179,672
     2004 ........................................................                            13.400            152,082
     2005 ........................................................                            13.712            115,392
     2006 ........................................................                            16.061             86,111
     2007 ........................................................                            16.328             60,293
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock (6/5/95)                                10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             9.937             43,648
     1999 ........................................................                            13.044             85,678
     2000 ........................................................                            10.552            127,600
     2001 ........................................................                             8.080            161,811
     2002 ........................................................                             6.500            193,004
     2003 ........................................................                             8.353            177,375
     2004 ........................................................                             9.357            153,027
     2005 ........................................................                            10.690            116,119
     2006 ........................................................                            12.535             89,593
     2007 ........................................................                            13.949             57,728
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (6/5/95)                                  10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            10.391             90,690
     1999 ........................................................                            10.316            170,293
     2000 ........................................................                            11.096            249,876
     2001 ........................................................                            11.849            309,622
     2002 ........................................................                            12.298            284,322
     2003 ........................................................                            12.626            251,100
     2004 ........................................................                            12.568            232,005
     2005 ........................................................                            12.587            172,067
     2006 ........................................................                            12.899            131,120
     2007 ........................................................                            13.395             95,541

--------------------------------------------------------------------------------------------------------------------------
                                                                                           Accumulation        Number of
                                                                       Accumulation         Unit Value       Accumulation
                                                                       Unit Value on      at End of Year       Units at
Subaccount                                                           Commencement Date     (December 31)    End of Year(2)
(Date of Inception)                                                       ($)(1)               ($)(1)        (December 31)
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth (6/5/95)                                 10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            10.183             29,468
     1999 ........................................................                            11.304             53,230
     2000 ........................................................                             9.947             73,303
     2001 ........................................................                             8.633             89,388
     2002 ........................................................                             6.093             40,696
     2003 ........................................................                             8.105             33,902
     2004 ........................................................                             8.848             36,993
     2005 ........................................................                             9.101             19,097
     2006 ........................................................                             9.618             17,754
     2007 ........................................................                            10.774             16,685
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Personal Strategy Balanced (6/5/95)                         10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            10.361             25,663
     1999 ........................................................                            11.059             69,282
     2000 ........................................................                            11.478             48,442
     2001 ........................................................                            11.027             45,975
     2002 ........................................................                            10.010             23,250
     2003 ........................................................                            12.300             23,585
     2004 ........................................................                            13.660             18,746
     2005 ........................................................                            14.314             16,420
     2006 ........................................................                            15.763             14,081
     2007 ........................................................                            16.700             11,899
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (5/1/98)                           10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                             6.985                  0
     1999 ........................................................                            13.391             13,983
     2000 ........................................................                             8.055             16,658
     2001 ........................................................                             7.415             32,336
     2002 ........................................................                             6.651             21,703
     2003 ........................................................                             9.801             18,864
     2004 ........................................................                            11.880             16,219
     2005 ........................................................                            15.657             15,422
     2006 ........................................................                            21.141             14,457
     2007 ........................................................                            29.232             11,258
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income (5/1/98)                            10.000
--------------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            10.438              2,775
     1999 ........................................................                            10.108              5,585
     2000 ........................................................                            11.055              8,256
     2001 ........................................................                            11.898             14,831
     2002 ........................................................                            12.573            233,334
     2003 ........................................................                            12.953            241,508
     2004 ........................................................                            13.310            217,941
     2005 ........................................................                            13.657            178,482
     2006 ........................................................                            13.948            152,422
     2007 ........................................................                            14.480            106,558

(1)  Accumulation Unit values are rounded to the nearest hundredth of a cent.

(2)  Number of Accumulation Units is rounded to the nearest unit.

------------
ABOUT US

      We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

      Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

      We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

---------------------
INVESTMENT OPTIONS

      We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options--each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.
--------------------------------------------------------------------------------

      You can choose among 31 variable investment options and three fixed rate options.

o     VARIABLE INVESTMENT OPTIONS

      With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

      The Variable Account, United of Omaha Separate Account C, provides you with 31 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For  detailed  information  about  any  investment   portfolio,   including  its
performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

      The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Income, gains and losses, whether or not realized, of the Variable Account are credited or charged against the assets of the Variable Account without regard to our other income, gains or losses. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

---------------------------------------------------------------------------------------------------------------------
                                    Variable Investment Options
    Asset                   Under United of Omaha Separate Account C
 Category (*)                        (Series Fund - Portfolio)                                     Goal
---------------------------------------------------------------------------------------------------------------------
                 Van Kampen Universal Institutional Funds, Inc. -                            Seeks long-term
Emerging         Van Kampen UIF Emerging Markets Equity Portfolio(6)                      capital appreciation
Markets Equity   ----------------------------------------------------------------------------------------------------
                                                  Emerging market country securities
---------------------------------------------------------------------------------------------------------------------
                 DWS Variable Series I -                                                     Seeks long-term
                 DWS Global Opportunities VIP(8)                                          capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                              Small companies in the U.S. or foreign markets
                 ----------------------------------------------------------------------------------------------------
International    DWS Variable Series I -                                                     Seeks long-term
Equity           DWS International VIP(8)                                                  capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                Common stocks of companies which do business outside the United States
                 ----------------------------------------------------------------------------------------------------
                 T. Rowe Price International Series, Inc. -                                   Seeks long-term
                 T. Rowe Price International Stock Portfolio(9)                              growth of capital
                 ----------------------------------------------------------------------------------------------------
                                 Invests primarily in common stocks of established, non-U.S. companies
---------------------------------------------------------------------------------------------------------------------
                                                                                           Seeks long-term
                 Pioneer Variable Contracts Trust -                                       capital appreciation
Real Estate      Pioneer Real Estate Shares VCT Portfolio Class I(7)                      with current income
Equity           ----------------------------------------------------------------------------------------------------
                            Real estate investment trusts (REITs) and other real estate industry companies
---------------------------------------------------------------------------------------------------------------------
                 Alger American Fund -                                                       Seeks long-term
                 Alger American SmallCap Growth Portfolio Class O(1)                      capital appreciation
                 ----------------------------------------------------------------------------------------------------
                 Under normal circumstances, the portfolio invests at least 80% of its assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P
Small-Cap                  SmallCap 600  Index, as reported by the indexes as of the most recent quarter-end
Equity           ----------------------------------------------------------------------------------------------------
                 DWS Investments VIT Funds -                                                 Seeks long-term
                 DWS Small Cap Index VIP(11)                                              capital appreciation
                 ----------------------------------------------------------------------------------------------------
                           Statistically selected sample of the securities found in the Russell 2000(R) Index
                 ----------------------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust                                           Seeks long-term
                 Pioneer Small Cap Value VCT Portfolio Class II(7)                        capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                  Common stock of small companies with catalyst for growth potential
---------------------------------------------------------------------------------------------------------------------
                 Fidelity(R) Variable Insurance Products Fund                               Seeks long-term
                 Fidelity VIP Mid Cap Portfolio Class 2(3)                                 growth of capital
                 ----------------------------------------------------------------------------------------------------
                                                  Currently undervalued companies
Mid-Cap Equity   ----------------------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -                                        Seeks long-term
                 Pioneer Mid-Cap Value VCT Portfolio Class I(7)                          capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                                  Currently undervalued companies
---------------------------------------------------------------------------------------------------------------------
                 Alger American Fund -                                                        Seeks long-term
                 Alger American LargeCap Growth Portfolio Class O(1)                      capital appreciation
                 ----------------------------------------------------------------------------------------------------
                   Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater
                 ----------------------------------------------------------------------------------------------------
                 Fidelity(R) Variable Insurance Products -                                  Seeks long-term
Large-Cap        Fidelity(R) VIP Contrafund(R) Portfolio Initial Class(3)                capital appreciation
Growth Equity    ----------------------------------------------------------------------------------------------------
                                                     Currently undervalued companies
                 ----------------------------------------------------------------------------------------------------
                                                                                         Seeks investment results that
                 Fidelity(R) Variable Insurance Products -                            correspond to the total return
                 Fidelity(R) VIP Index 500 Portfolio Initial Class(3)                  of common stocks publicly
                                                                                      traded in the United States, as
                                                                                       represented by the S&P 500(R)
                 ----------------------------------------------------------------------------------------------------
                                        Stocks that comprise the Standard and Poor's 500(SM) Index
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                    Variable Investment Options
    Asset                   Under United of Omaha Separate Account C
 Category (*)                        (Series Fund - Portfolio)                                     Goal
---------------------------------------------------------------------------------------------------------------------
                 MFS(R) Variable Insurance Trust -
                 MFS(R) Core Equity Series (formerly known as Capital                   Seeks capital appreciation
                 Opportunities Series Portfolio Initial Class)(5)
                 ----------------------------------------------------------------------------------------------------
                              Normally invests at least 80% of the fund's net assets in equity securities
                 ----------------------------------------------------------------------------------------------------
Large-Cap        MFS(R) Variable Insurance Trust -
Growth Equity    MFS(R) Growth Series Portfolio Initial Class (formerly known                 Seeks long-term
(Continued)      as MFS(R) Emerging Growth Series Portfolio Initial Class)(5)                 capital growth
                 ----------------------------------------------------------------------------------------------------
                                   Normally invests the fund's assets primarily in equity securities
                 ----------------------------------------------------------------------------------------------------
                 MFS(R) Variable Insurance Trust -                                      Seeks long-term growth of
                 MFS(R) Research Series Portfolio Initial Class(5)                      capital and future income
                 ----------------------------------------------------------------------------------------------------
                                   Normally invests the fund's assets primarily in equity securities
---------------------------------------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -
                 Pioneer Independence VCT Portfolio Class II(formerly                        Seeks long-term
                 known as Pioneer Growth Shares VCT Portfolio Class II)(7)                 capital appreciation
                 ----------------------------------------------------------------------------------------------------
Large-Cap             Focus on secular trends, competitive strength and return on incremental invested capital
Growth Equity    ----------------------------------------------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc. -                                          Seeks long-term
                 T. Rowe Price New America Growth Portfolio(10)                              growth of capital
                 ----------------------------------------------------------------------------------------------------
                  Invests primarily in the common stocks of companies operating in sectors
                   T. Rowe Price believe will be the fastest growing in the United States
---------------------------------------------------------------------------------------------------------------------
                 Fidelity(R) Variable Insurance Products Fund -                            Seeks dividend income
                 Fidelity(R) VIP Equity-Income Portfolio Initial Class(3)                and capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                                  Income-producing equity securities
                 ----------------------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -                                         Seeks current income
                 Pioneer Equity Income VCT Portfolio Class II(7)                            and long-term growth
                 ----------------------------------------------------------------------------------------------------
                                  Focus on large, strong companies with histories of dividend growth
                 ----------------------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -                                     Seeks capital growth with
Large-Cap        Pioneer Fund VCT Portfolio Class II(7)                                      current income
Value Equity     ----------------------------------------------------------------------------------------------------
                                    Emphasizes high-quality, value and long-term earnings potential
                 ----------------------------------------------------------------------------------------------------
                                                                                         Seeks long-term capital
                 DWS Variable Series I -                                                appreciation with current
                 DWS Growth & Income VIP(8)                                             income and growth of income
                 ----------------------------------------------------------------------------------------------------
                                          Common stocks of large, established U.S. companies
                 ----------------------------------------------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc. -                                       Seeks dividend income
                 T. Rowe Price Equity Income Portfolio(10)                               and capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                         Dividend-paying common stocks of established companies
---------------------------------------------------------------------------------------------------------------------
                                                                                       Seeks to maximize total
                 Fidelity(R) Variable Insurance Products -                            return by allocating its assets
                 Fidelity(R) VIP Asset Manager: Growth(R) Portfolio Initial                among stocks, bonds,
                 Class(3,4)                                                               short-term instruments,
                                                                                           and other investments
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                    Variable Investment Options
    Asset                   Under United of Omaha Separate Account C
 Category (*)                        (Series Fund - Portfolio)                                     Goal
---------------------------------------------------------------------------------------------------------------------
                       Domestic and foreign stocks, bonds, short-term investments and money market instruments
                 ----------------------------------------------------------------------------------------------------
                                                                                      Seeks the highest total return
Hybrid           T. Rowe Price Equity Series, Inc. -                                   over time consistent with an
                 T. Rowe Price Personal Strategy Balanced Portfolio(10)                 emphasis on both capital
                                                                                        appreciation and income
                 ----------------------------------------------------------------------------------------------------
                                  Diversified portfolio of stocks, bonds and money market securities
---------------------------------------------------------------------------------------------------------------------
                                                                                          Seeks total return with
                 MFS(R) Variable Insurance Trust -                                          an emphasis on high
International    MFS(R) Strategic Income Series Portfolio Initial Class(5)                   current income and
Fixed Income                                                                                capital appreciation
                 ----------------------------------------------------------------------------------------------------
                                   Normally invests the fund's assets primarily in debt instruments
---------------------------------------------------------------------------------------------------------------------
                                                                                        Seeks high current income
                                                                                       by investing primarily in a
                 MFS(R) Variable Insurance Trust -                                          professionally managed
High Yield       MFS(R) High Income Series Portfolio Initial Class(5)                      diversified portfolio of
Fixed Income                                                                             fixed income securities,
                                                                                            some of which may
                                                                                         involve equity features
                 ----------------------------------------------------------------------------------------------------
                        Normally invests at least 80% of the fund's net assets in high income debt instruments
---------------------------------------------------------------------------------------------------------------------
                                                                                        Seeks above average total
Intermediate-                                                                           return over a market cycle
Term/Long-       Van Kampen Universal Institutional Funds, Inc. -                         of 3 to 5 years from a
Term Fixed       Van Kampen UIF Core Plus Fixed Income Portfolio(6)                      diversified portfolio of
Income                                                                                  fixed income securities
                 ----------------------------------------------------------------------------------------------------
                                Medium to high quality fixed income investments of intermediate maturity
                 ----------------------------------------------------------------------------------------------------
                 Federated Insurance Series -                                              Seeks current income
                 Federated Fund for U.S. Gov't Securities II Portfolio(2)
                 ----------------------------------------------------------------------------------------------------
                                                        U.S. Government bonds
---------------------------------------------------------------------------------------------------------------------
                 T. Rowe Price Fixed Income Series, Inc. -                             Seeks a high level of current
Short-Term       T. Rowe Price Limited-Term Bond Portfolio(10)                             income consistent with
Fixed Income                                                                            moderate price fluctuations
                 ----------------------------------------------------------------------------------------------------
                                     Short and intermediate-term investment grade debt securities
                 ----------------------------------------------------------------------------------------------------
                 Federated Insurance Series -                                              Seeks current income
Cash             Federated Prime Money Fund II Portfolio(2)                                consistent with the
                                                                                          stability of principal
                 ----------------------------------------------------------------------------------------------------
                                                 High-quality money market instruments
---------------------------------------------------------------------------------------------------------------------


      (*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

      (1)   Fred Alger Management, Inc.

      (2)   Federated Investment Management Company.

      (3)   Fidelity Management & Research Company.

      (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.

      (5)   MFS(TM) Investment Management.

      (6)   Morgan Stanley Investment Management Inc.

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

       (7)  Pioneer Investment Management, Inc.

       (8)  Deutsche Investment Management Americas Inc.

       (9)  T. Rowe Price International, Inc.

      (10)  T. Rowe Price Associates, Inc.

      (11)  Deutsche Asset Management, Inc.

      The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.

      Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

      We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios and/or any portfolio thereof.

Adding, Deleting, or Substituting Variable Investment Options

      We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

      If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.

      If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o     FIXED RATE OPTIONS (may not be available in all states)

      There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The fixed rate options may not be available in all states. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.
--------------------------------------------------------------------------------

Systematic Transfer Accounts

      A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a four-month or 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Accounts

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.
--------------------------------------------------------------------------------

      The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

      We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

      We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

      (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less

      (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less

      (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, less

      (iv) the charges for the returns benefit rider, if you elect this rider, plus

      (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus

      (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

o     TRANSFERS

      Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

      o We must receive notice of the transfer--either Written Notice or an authorized telephone transaction.

      o The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.

      o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.

      o     A transfer from the fixed account:

            - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);

            -     is free;

            -     may be delayed up to six months (30 days in West Virginia);

            -     does not count toward the 12 free transfer limit; and

            - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.

      o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

      o Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

      o We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-Party Transfers:

      Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

o     MARKET-TIMING RESTRICTIONS

Market-timing Restrictions

      The Policy is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the investment portfolio. We discourage these kinds of strategies and transfer activities, which may disrupt portfolio management of the investment portfolios in which the Subaccounts invest (such as requiring the investment portfolio to maintain a high level of cash or causing the investment portfolio to liquidate investments prematurely to pay withdrawals), hurt investment portfolio performance, and drive investment portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the investment portfolios, the risk exists that the investment portfolios may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected investment portfolio, Owners with Accumulation Value allocated to the corresponding
Subaccount (as well as their Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      United of Omaha has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the investment portfolios or potentially disadvantageous to other Owners with Accumulation Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

      o     the total dollar amount being transferred;

      o     the number of transfers you made within the previous 12 months;

      o     transfers to and from (or from and to) the same Subaccount;

      o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

      o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If we determine that your transfer patterns among the Subaccounts are disruptive to the investment portfolios or potentially disadvantageous to Owners, we will send you a letter notifying you that we are prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, we will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

-----------------------------------------------------------------------------------------------------------
                                                                                           Number of Round
                                      Subaccount                                            Trip Transfers
-----------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                                                 unlimited
-----------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth,  Alger American  SmallCap Growth,  DWS Small Cap Index           4(1)
VIP, DWS Global  Opportunities  VIP, DWS Growth and Income VIP, DWS International VIP,
Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Core Plus Fixed Income
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                 1(1)
-----------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R),  Fidelity(R) VIP Contrafund(R),  Fidelity(R)           1(2)
VIP Equity-Income, Fidelity(R) VIP Index 500, and Fidelity(R) VIP Mid Cap
-----------------------------------------------------------------------------------------------------------
MFS(R) Core Equity,  MFS(R) Growth,  MFS(R) High Income,  MFS(R) Research,  and MFS(R)           2(2)
Strategic Income
-----------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT, Pioneer Fund VCT, Pioneer Independence VCT, Pioneer Mid-Cap           1(3)
Value VCT, Pioneer Real Estate Shares VCT, and Pioneer Small Cap Value VCT
-----------------------------------------------------------------------------------------------------------
T. Rowe  Price  Equity  Income,  T. Rowe  Price  International  Stock,  T. Rowe  Price           1(4)
Limited-Term  Bond,  T. Rowe Price New  America  Growth,  and T. Rowe  Price  Personal
Strategy Balanced
-----------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers in any twelve month period before the Company will prohibit further transfers to that subaccount. Transfers to the subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any three month period before the Company will prohibit further transfers to that subaccount. Transfers to the subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 45-day period before the Company will prohibit further transfers to that subaccount. Transfers to the subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 90-day period before the Company will prohibit further transfers to that subaccount. Transfers to the subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to our frequent transfer procedures, managers of the investment portfolios may contact us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and we will inform the Owner in writing at his or her address of record. To the extent permitted by applicable law, we reserve the right to reject a transfer request at any time that we are unable to purchase or redeem shares of any of the investment portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the investment portfolio's policies and procedures on market timing activities or other potentially abusive transfers. We also reserve the right to implement and administer redemption fees imposed by one or more of the investment portfolios in the future. You should read the prospectuses of the investment portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In our sole discretion, we may revise our market timing procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or investment portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply any such revised market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. We may change our parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Policies that it believes are connected (for example, two Policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      We do not include in these limitations transfers made pursuant to the dollar cost averaging, asset allocation or rebalancing programs. We may vary market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may not always apply these detection methods to Subaccounts investing in investment portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers. We do not accommodate frequent transfers among Subaccounts; provided, however, that a number of round trip transfers is permitted in any 12 month period as set forth in the table above.

      Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Policy may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or investment portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our market timing procedures will detect every potential market timer, but we apply our market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the investment portfolios, we cannot guarantee that the investment portfolios will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the United of Omaha cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. As a result of the limits of the Company's operational systems and technology, and variations in other insurance companies' policies and procedures to deter and detect harmful transfer activity, there is a risk that some Owners may engage in harmful transfer activity and other Owners will bear the costs associated with any such activity.

o     DOLLAR COST AVERAGING

      Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

Dollar Cost Averaging Rules:

      o     The dollar cost averaging program is free.

      o We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.

      o Automatic transfers can occur monthly, quarterly, semi-annually, or annually.

      o There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.

      o Amount of each transfer must be at least $100, and must be $50 per Subaccount.

      o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

      o Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

      o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      o You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

      o Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

o     SYSTEMATIC TRANSFER ENROLLMENT PROGRAM
      ("STEP program") (may not be available in all states)

      The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP program to the fixed account.
--------------------------------------------------------------------------------

STEP Program Rules:

      o     The STEP program is free.

      o Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
            Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.

      o Must have at least $5,000 in a systematic transfer account to begin the program.

      o You may only participate in one systematic transfer account, not both.

      o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.

      o     Transfers must be at least $50 per Subaccount.

      o Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.

      o Cannot begin before the end of the Policy's "right to examine" period.

      o You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      o     No transfers may be made into the systematic transfer account.

      o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.

      o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

o     ASSET ALLOCATION PROGRAM

      The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

Asset Allocation Program Rules:

      o     The asset allocation program is free.

      o     You  must  request  the  asset  allocation  program  in  the  Policy
            application  or  by  Written  Notice  or  an  authorized   telephone
            transaction.

      o Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.

      o You must have at least $10,000 of Accumulation Value to begin the asset allocation program.

      o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

      o The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

      o We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model. You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.

      The asset allocation program does not protect against a loss, and may not achieve your goal.

---------------------------------------------------------------------------------------------------------------------------------
                                                     ASSET ALLOCATION MODELS
                                                       CURRENT ALLOCATIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Portfolio
                                                          Principal       Protector       Income        Capital        Equity
                                                          Conserver      (moderately      Builder     Accumulator     Maximizer
                                                       (conservative)   conservative)   (moderate)    (moderately   (aggressive)
                    Portfolio                                 %               %              %       aggressive)%         %
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500                                    20               15            15            15             15
MFS(R) Core Equity Series
(formerly known as Capital Opportunities Series)              0                5            10            15             20
Pioneer Mid-Cap Value VCT                                     0                5            10            15             20
T. Rowe Price Equity Income                                   0                5            10            15             20
T. Rowe Price International Stock                             0               10            15            15             20
T. Rowe Price Limited-Term Bond                              50               30             0             0              0
Van Kampen UIF Emerging Markets Equity                        0                0             0             5              5
Van Kampen UIF Core Plus Fixed Income                        30               30            40            20              0
---------------------------------------------------------------------------------------------------------------------------------

o     REBALANCING PROGRAM

      The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

      o     The rebalancing program is free.

      o     You  must  request  the   rebalancing   program  and  give  us  your
            rebalancing   instructions   by  Written  Notice  or  an  authorized
            telephone transfer.

      o Changed instructions, or a request to end this program must be by Written Notice.

      o You must have at least $10,000 of Accumulation Value to begin the rebalancing program.

      o     You may have rebalancing occur quarterly, semi-annually or annually.

      o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

      The rebalancing program does not protect against a loss and may not achieve your investment goals.

--------------------------------------------------------------------------------
The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.
--------------------------------------------------------------------------------

---------------------------
IMPORTANT POLICY PROVISIONS

      The Ultrannuity(R) Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

o     POLICY APPLICATION AND PURCHASE PAYMENTS

      Applications for the Ultrannuity(R) Series V Policy are no longer accepted.

Purchase Payment Requirements

      Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

      Additional Purchase Payments:

      - Must be at least $500; $100 if payments are made via our electronic fund transfer program.

      - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday or (ii) your Annuity Starting Date.

Allocating Your Purchase Payments

      You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

      -     Allocations must be in whole percentages, and total 100%.

      - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).

      - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.

      - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

      "Right to Examine" Period Allocations:

      We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.

o     ACCUMULATION VALUE

      On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

Variable Account Value

      The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

            (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by

            (b)   the current Accumulation Unit value.

      A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

      The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

            (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus

            (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus

            (c) any applicable charge for federal and state income taxes, if any; the result divided by

            (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

      Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

Fixed Account Value

      The accumulation value of the fixed account on any Business Day equals:

            (a) the accumulation value at the end of the preceding Business Day; plus

            (b) any net purchase payments credited since the end of the previous Business Day; plus

            (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus

            (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus

            (e) any partial withdrawal, withdrawal charge and expenses taken from the fixed account since the end of the previous Business Day; plus

            (f)   interest credited on the fixed account balance.

Systematic Transfer Account Value

      The Accumulation Value of any systematic transfer account on any Business Day equals:

            (a)   the value at the end of the  preceding  Business Day; plus

            (b) any purchase payments credited since the preceding Business Day; minus

            (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus

            (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus

            (e)   interest credited on the systematic transfer account balance.

o     TELEPHONE TRANSACTIONS

Telephone Transactions                Telephone Transaction Rules:
Permitted
o     Transfers.                      o     Only  you may elect. Do so on the Policy application or by prior Written Notice to us.

o     Partial    withdrawals   of     o     Must  be  received  by  close  of the New York Stock Exchange ("NYSE") (usually 3 p.m.
      $10,000 or less by you (may           Central Time); if later,  the transaction will be processed the next Business Day.
      be  restricted in community
      property states).               o     Will be recorded for your protection.

o     Change of purchase  payment     o     For security, you must provide your Social Security number and/or other identification
      allocations.                          information.

                                      o     May be discontinued at any time as to some or all Owners.

                                      o     For  any  transaction  that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

      We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

o     DEATH OF ANNUITANT

      If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

      If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

      If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

o     DELAY OF PAYMENTS

      We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

      We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

      We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

o     MINOR OWNER OR BENEFICIARY

      A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

o     POLICY TERMINATION

      We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

------------
EXPENSES

      The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

o     WITHDRAWAL CHARGE

--------------------------------------------------------------------------------
Years Since Receipt of Purchase Payment   1    2    3    4    5    6    7    8+
--------------------------------------------------------------------------------
Applicable Withdrawal Charge Percentage   7%   6%   5%   4%   3%   2%   1%   0%
--------------------------------------------------------------------------------

      --------------------------------------------------------------------
      We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.
      --------------------------------------------------------------------

      We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

      The withdrawal charge will not apply:

            (a)   to a death benefit paid under the Policy;

            (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;

            (c) when the waiver of withdrawal charges provision is exercised, as described below;

            (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or

            (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

      The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

Free Partial Withdrawals

      Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.
Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

Withdrawal Charge Waivers

      We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

      Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

      We will not accept any additional purchase payments under your Policy once this waiver is elected.

      Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

      Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

      Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

      Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

      Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

      Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

o     MORTALITY AND EXPENSE RISK CHARGE

      We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

--------------------------------------------------------------------------------
1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.
--------------------------------------------------------------------------------

      Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

      Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

      If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

o     ADMINISTRATIVE CHARGES

      These charges help cover our cost to administer your Policy and will not increase.

      We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

--------------------------------------------------------------------------------
Policy Fee        $30 deducted annually for each Policy with Accumulation  Value of $50,000 or less. The Policy fee will not be deducted from any Policy with Accumulation Value of more than $50,000.

Administrative    0.20% annual rate,  deducted daily from the net assets of each
Expense Charge    Subaccount.
--------------------------------------------------------------------------------

      We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

o     ENHANCED DEATH BENEFIT CHARGE

      This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender and if you elected this benefit between May 1, 1998 and April 30, 2003, we deduct a daily charge which is equivalent to an annual charge of 0.35% of the net assets of each Subaccount.)

--------------------------------------------------------------------------------
0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998 through April 30, 2003;. a daily charge which is equivalent to an annual charge of 0.30% on Policies issued on or after May 1, 2003.
--------------------------------------------------------------------------------

      The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.

o     RETURNS BENEFIT CHARGE

      This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge equal to the greater of 0.40% of (i) the death benefit set forth in the rider or (ii) Accumulation Value. This annual charge is calculated and assessed on the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

--------------------------------------------------------------------------------
An annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.
--------------------------------------------------------------------------------

o     TRANSFER FEE

      The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

--------------------------------------------------------------------------------
$10 per Subaccount transfer after 12 free transfers each Policy Year.
--------------------------------------------------------------------------------

o     PREMIUM TAX CHARGE

      Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

--------------------------------------------------------------------------------
Varies, up to 3.5%.
--------------------------------------------------------------------------------

o     OTHER TAXES

      No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

--------------------------------------------------------------------------------
Currently, NONE.
--------------------------------------------------------------------------------

o     OTHER EXPENSES; INVESTMENT ADVISORY FEES

      Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

--------------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
--------------------------------------------------------------------------------

-----------------------
POLICY DISTRIBUTIONS

      There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

o     WITHDRAWALS

      You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

--------------------------------------------------------------------------------
Withdrawals may be subject to:

      -     Income Tax

      -     Penalty Tax

      -     Withdrawal Charge

      -     Premium Tax Charge
--------------------------------------------------------------------------------

Free Partial Withdrawals

      Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

Systematic Withdrawal Plan

      The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules

      o Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.

      o Withdrawals are made first from Policy earnings, then as a return of purchase payments.

      o Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).

      o Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.

      o No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.

      o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

      o Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.

      o Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.

      o Withdrawals may be restricted or prohibited for certain qualified policies.

o     ANNUITY PAYMENTS

      A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

      Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

--------------------------------------------------------------------------------
Annuity payments:

      -     may be fixed or variable;

      - may be subject to a withdrawal charge if made within 2 years of the last purchase payment;

      -     may be taxable, and if premature, subject to a tax penalty; and

      - a guaranteed minimum annuity purchase value will be credited if the returns benefit rider is elected.
--------------------------------------------------------------------------------

      Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

      Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates and further information, may be obtained from us.

      Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

      Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

      The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

--------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.
--------------------------------------------------------------------------------

      Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

      If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

      Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

Annuity Starting Date

      You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

Transfers after the Annuity Starting Date

      After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

--------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
--------------------------------------------------------------------------------

Selecting an Annuity Payout Option

      You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------

      If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

Annuity Payout Options

      Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

      Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

      The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

      Guarantees available for the Lifetime Income Option

            Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

            Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)    Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o     RETURNS BENEFIT RIDER

Introduction

      The returns benefit rider is available for an extra charge. If you exercise this rider, you will be guaranteed a minimum annuity purchase value. In addition, if you die before your Annuity Starting Date, you may be entitled to an increased death benefit. Finally, if you do not exercise the returns benefit rider, you may be entitled to a partial return of rider charges.

Death Benefit

      The death benefit provided by the returns benefit rider is equal to the greater of:

            (a) the death benefit provided by the death benefit provision of the Policy; or

            (b) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death.

Guaranteed Minimum Annuity Purchase Amount.

      If the returns benefit rider remains in force on the Annuity Starting Date, you will have the option of electing the guaranteed minimum annuity purchase value. The guaranteed minimum annuity purchase value will be equal to the greater of:

            (a) the annuity purchase value that you would receive under the terms of the Policy, applied to our current annuity payment rates; or

            (b) the death benefit amount computed as set forth in the rider (which is described above) applied to the applicable guaranteed annuity payment rate, which is also set forth in the rider.

      Several payout options are available under the returns benefit rider.

      Partial Return of Rider Charges. If you terminate the returns benefit rider at any time within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

      If you have not exercised the returns benefit rider by the Policy anniversary following your 85th birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.

      Annuity Starting Date. Under the terms of the rider, you choose the Annuity Starting Date, subject to the following rules:

            (a) the Annuity Starting Date cannot be earlier than the tenth anniversary of the Policy;

            (b) the latest Annuity Starting Date is the Policy anniversary following the Annuitant's 85th birthday; and

            (c)   the Annuity Starting Date must be a Policy Anniversary.

      You have the option of electing to take annuity payments under the terms of the Policy prior to the 10th Policy anniversary, or on a date other than the Policy anniversary after the 10th Policy anniversary, however, in that case the returns benefit rider will terminate and you will not be entitled to the partial refund of rider charges as described above.

      Annuity Starting Date Notice. We will send a letter to your last known address approximately 90 days prior to your Annuity Starting Date. This letter will explain that you have the following options:

            (a) you can elect to exercise the guaranteed minimum annuity payment option on your Annuity Starting Date; or

            (b)   you can elect the partial  return of rider charges  provision;
                  or

            (c) you can extend the Annuity Starting Date from one to five more Policy years, subject to the latest Annuity Starting Date allowed.

      If you do not make an election prior to the Annuity Starting Date, we will automatically extend the Annuity Starting Date for one more Policy Year, subject to the latest Annuity Starting Date allowed. If you elect the annuity purchase value set forth in the Policy rather than the guaranteed minimum annuity purchase value within the sixty day period prior to the Annuity Starting Date, such election will also be deemed an election of the partial return of rider charges provision.

      Rider Availability. The returns benefit rider is only available at the time the Policy is issued. The returns benefit rider may not be available in all states.

      Rider Cost. The charge for the rider is 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy Anniversary. If the rider is surrendered between Policy Anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

o     DEATH BENEFITS

      We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

      If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

--------------------------------------------------------------------------------
A death benefit is payable upon:

      -     the Policy is currently in force;

      -     receipt of Due Proof of Death of the first Owner to die;

      -     election of an annuity payout option (or lump-sum payment); and

      -     proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.
--------------------------------------------------------------------------------

      If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

      If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

      We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

      If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

            1) your Policy's Accumulation Value (without deduction of a withdrawal charge) as of the end of the Business Day on which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or

            2) the sum of net purchase payments reduced proportionately by partial withdrawals.

      A withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

      --------------------------------------------------------------------------
      For example, assume that an Owner makes purchase payments of $100,000 and that the Accumulation Value of the Policy is $80,000 at the end of the third Policy Year. If the Owner withdraws $20,000 from the Policy, the death benefit will be reduced by the same percentage as the Accumulation Value is reduced at the time of the withdrawal. In this example, since the Accumulation Value is reduced by 25% ($20,000 divided by $80,000), the death benefit will be reduced by the same percentage resulting in a death benefit of $75,000 ($100,000 x 25% = $25,000 reduction in death benefit). Note that the death benefit was reduced by a dollar amount that was greater than the withdrawal amount.
      --------------------------------------------------------------------------

      If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Enhanced Death Benefit

      The enhanced death benefit rider is only available to Owners under age 76 in lieu of the standard death benefit. The enhanced death benefit rider is not available for a Policy held in a retirement account, pension plan or other qualified plan. You cannot elect the enhanced death benefit rider and the returns benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.

      If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

            1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

            2) the greatest Anniversary Value(6) plus net purchase payments paid since that anniversary and reduced by any partial withdrawals made after that anniversary; and

            3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

      If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

            1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

            2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and

            3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

Accidental Death Benefit

      If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

      For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

----------
(6) The Anniversary Value equals the Accumulation Value on a Policy anniversary.

Beneficiary

      When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

      You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

      If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

      If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

      If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

      Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS

      The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

o     TAXATION OF NONQUALIFIED POLICIES

      If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

      The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      -     made on or after the taxpayer reaches age 59 1/2;

      -     made on or after an Owner's death;

      -     attributable to the taxpayer's becoming disabled; or

      - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

o Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

o Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

o Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

o     TAXATION OF QUALIFIED POLICIES

      The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

o Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

      Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

      "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

o     POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

      We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
MISCELLANEOUS

o     DISTRIBUTOR OF THE POLICIES

      Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 6.75% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

o     SALES TO EMPLOYEES

      Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

o     VOTING RIGHTS

      We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.

o     DISTRIBUTION OF MATERIALS

      We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

o     LEGAL PROCEEDINGS

      United of Omaha and its affiliates, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which United of Omaha, the Variable Account, or MOIS is a party that are reasonably likely to materially affect the Variable Account, our ability to meet our obligations under the Policy, or MOIS's ability to perform its obligations as distributor of the Policies.

o     USA PATRIOT ACT NOTICE

The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

o     PRIVACY NOTICE

      We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the following page.

                      MUTUAL OF OMAHA and SECURITY BENEFIT
                      PRIVACY NOTICE - PERSONAL INFORMATION
                            For Plans Administered by
                                Security Benefit
--------------------------------------------------------------------------------

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies that own variable life insurance or annuities administered by certain subsidiaries of Security Benefit Corporation ("Security Benefit"). The Mutual of Omaha companies include:

      o     United of Omaha Life Insurance Company

      o     Companion Life Insurance Company

The Notice applies to our current as well as former customers.

Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.

Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice -- Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collected about you, such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:

      o     Applications or other forms we receive from you.

      o     Your  transactions  with us, such as your  payment  history.

      o     Your transactions with other companies.

                              Information We Share

In the normal course of business we may share your Personal Information among the Mutual of Omaha companies and Security Benefit. Depending on the products you have with us, the type of information we share could include:

      o     Your name.

      o     Your income.

      o     Your Social Security number.

      o     Other identifying information you give us.

      o     Your transactions with us, such as your payment history.

We do not share Personal Information outside of the Mutual of Omaha companies and Security Benefit except as required or permitted by law.

                         How We Protect Your Information

We do not sell information about current or former customers. We disclose information to third parties only as needed to process transactions or service your account. The Mutual of Omaha companies and Security Benefit will not otherwise share your Personal Information with third parties except as required or permitted by law.

We restrict access to your Personal Information. It is given only to the employees of the Mutual of Omaha companies and others, like Security Benefit, who need to know the information to process transactions or service your account.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

--------------------------------------------------------------------------------
DO YOU HAVE QUESTIONS?

If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact: Security Benefit Life Insurance Company, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MC32773                                55

STATEMENT OF ADDITIONAL INFORMATION

      You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

      Here is the table of contents to our Statement of Additional Information:

            Contents                                       Page(s)
            --------------------------------------------------------
            THE POLICY - GENERAL PROVISIONS                  2-3
               Owner and Joint Owner
               Entire Contract
               Deferment of Payment and Transfers
               Incontestability
               Misstatement of Age or Sex
               Nonparticipating
               Assignment
               Evidence of Age or Survival
            --------------------------------------------------------
            FEDERAL TAX MATTERS                              3-4
               Tax Status of the Policy
               Taxation of United of Omaha
            --------------------------------------------------------
            STATE REGULATION OF UNITED OF OMAHA                4
            --------------------------------------------------------
            ADMINISTRATION                                     4
            --------------------------------------------------------
            RECORDS AND REPORTS                                4
            --------------------------------------------------------
            DISTRIBUTION OF THE POLICIES                       4
            --------------------------------------------------------
            CUSTODY OF ASSETS                                  5
            --------------------------------------------------------
            OTHER INFORMATION                                  5
            --------------------------------------------------------
            FINANCIAL STATEMENTS                               5
            --------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175



     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2008 by calling 1-800-238-9354 or by writing to us at: Security Benefit Life Insurance Company, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.

          This Statement of Additional Information is not a prospectus.
                You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated:  May 1, 2008

                              CONTENTS                          PAGE(S)
        ------------------------------------------------------ -----------
        The Policy - General Provisions                           2-3
           Owner and Joint Owner
           Entire Contract
           Deferment of Payment and Transfers
           Incontestability
           Misstatement of Age or Sex
           Nonparticipating
           Assignment
           Evidence of Age or Survival
        ------------------------------------------------------ -----------
        Federal Tax Matters                                       3-4
           Tax Status of the Policy
           Taxation of United of Omaha
        ------------------------------------------------------ -----------
        State Regulation of United of Omaha                        4
        ------------------------------------------------------ -----------
        Administration                                             4
        ------------------------------------------------------ -----------
        Records and Reports                                        4
        ------------------------------------------------------ -----------
        Distribution of the Policies                               4
        ------------------------------------------------------ -----------
        Custody of Assets                                          5
        ------------------------------------------------------ -----------
        Other Information                                          5
        ------------------------------------------------------ -----------
        Financial Statements                                       5
        ------------------------------------------------------ -----------


697A (R5-08)                                                         32-69673-01

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

     THE POLICY - GENERAL PROVISIONS

OWNER AND JOINT OWNER

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT

     The entire contract is the Policy, as well as the data page and any riders to the Policy and any endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

     (b)  trading on the New York Stock Exchange is restricted;

     (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or

     (d) the Securities and Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

INCONTESTABILITY

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

MISSTATEMENT OF AGE OR SEX

     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

NONPARTICIPATING

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

     FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

TAXATION OF UNITED OF OMAHA

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

     STATE REGULATION OF UNITED OF OMAHA

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     ADMINISTRATION

     Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

     RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

     DISTRIBUTION OF THE POLICIES

     We have discontinued the offering of the Policies as of June 1, 2003.



     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies have been distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 2007, we paid $141,625 in total compensation to MOIS; of this amount MOIS retained $32,382 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2006, these amounts were $156,211 and $61,440, respectively. In 2005, these amounts were $287,201 and $84,236respectively.



     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

     CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

     OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

     FINANCIAL STATEMENTS



     The financial statements of each of the Subaccounts which comprise United of Omaha Separate Account C as of December 31, 2007 and for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the five year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of United of Omaha Life Insurance Company (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

United of Omaha Life
Insurance Company
(A Wholly-Owned Subsidiary of
Mutual of Omaha Insurance Company)

Statutory Financial Statements as of
December 31, 2007 and 2006 and for the
Years Ended December 31, 2007, 2006 and 2005, and Independent Auditors' Reports

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Nebraska Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 20.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of United of Omaha Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche, LLP


Omaha, Nebraska
April 23, 2008

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2007 AND 2006
--------------------------------------------------------------------------------

ADMITTED ASSETS                                                                              2007               2006
Cash and invested assets:
   Bonds                                                                               $  9,198,213,667   $  9,094,548,761
   Common stocks - unaffiliated                                                              11,062,882         16,906,718
   Common stocks - affiliated                                                                90,840,427         77,978,354
   Preferred stocks                                                                             921,420            927,409
   Mortgage loans                                                                         1,299,171,078      1,048,822,109
   Real estate properties occupied by the Company, net of accumulated depreciation
     of $84,207,586 in 2007 and $80,574,972 in 2006                                          70,314,192         67,648,840
   Investment real estate, net of accumulated depreciation of $539,340 in 2007 and
     $529,122 in 2006                                                                           222,428            232,646
   Real estate held for sale, net of accumulated depreciation of $9,437 in 2007                 429,376                 --
   Contract loans                                                                           160,734,066        158,002,428
   Cash and cash equivalents                                                                 27,057,405         45,103,059
   Short-term investments                                                                   113,146,700         74,831,004
   Other invested assets                                                                    229,492,915        189,791,595
                                                                                       ----------------   ----------------
      Total cash and invested assets                                                     11,201,606,556     10,774,792,923

Investment income due and accrued                                                            89,316,035         88,320,671
Premiums deferred and uncollected                                                           264,998,146        242,175,301
Reinsurance recoverable                                                                      47,622,973        137,425,126
Receivable from parent, subsidiaries and affiliates                                                  --         58,975,227
Federal income taxes receivable                                                               4,060,175                 --
Net deferred tax assets                                                                      31,729,279         61,095,905
Other assets                                                                                  7,344,035         11,627,931
Separate accounts assets                                                                  1,581,180,413      1,491,839,775
                                                                                       ----------------   ----------------

      Total admitted assets                                                            $ 13,227,857,612   $ 12,866,252,859
                                                                                       ================   ================
LIABILITIES

Policy reserves:
   Aggregate reserve for life policies and contracts                                   $  7,676,104,638   $  7,866,540,610
   Aggregate reserve for accident and health policies and contracts                         207,071,209                 --
   Deposit-type contracts                                                                 1,554,059,374      1,565,414,333
   Policy and contract claims                                                               236,565,639        117,769,490
   Other                                                                                    153,067,100        174,294,682
                                                                                       ----------------   ----------------
      Total policy reserves                                                               9,826,867,960      9,724,019,115

Interest maintenance reserve                                                                 32,314,966         38,940,737
Asset valuation reserve                                                                      63,382,272         38,128,216
General expenses and taxes due or accrued                                                    21,864,732         12,915,502
Federal income taxes due or accrued                                                             999,998          8,944,263
Payable to parent, subsidiaries and affiliates                                               21,488,251          7,154,073
Short-term borrowings                                                                       200,241,722        228,473,281
Other liabilities                                                                           121,457,407         95,935,840
Separate accounts liabilities                                                             1,581,180,413      1,491,839,775
                                                                                       ----------------   ----------------
      Total liabilities                                                                  11,869,797,721     11,646,350,802
                                                                                       ----------------   ----------------
SURPLUS

Capital stock, $10 par value, 900,000 shares authorized, issued and outstanding               9,000,000          9,000,000
Gross paid-in and contributed surplus                                                       472,558,051        362,723,580
Unassigned surplus                                                                          876,501,840        848,178,477
                                                                                       ----------------   ----------------
      Total surplus                                                                       1,358,059,891      1,219,902,057
                                                                                       ----------------   ----------------

      Total liabilities and surplus                                                    $ 13,227,857,612   $ 12,866,252,859
                                                                                       ================   ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
--------------------------------------------------------------------------------

                                                                                      2007              2006              2005
Income:
   Net premiums and annuity considerations                                      $ 1,466,700,391   $ 1,262,550,235   $ 1,213,707,017
   Net investment income                                                            692,162,537       649,018,884       692,625,514
   Other income                                                                      76,102,122        75,881,893        61,165,227
                                                                                ---------------   ---------------   ---------------

      Total income                                                                2,234,965,050     1,987,451,012     1,967,497,758
                                                                                ---------------   ---------------   ---------------
Benefits and expenses:
   Policyholder benefits                                                          1,605,850,107     1,758,690,628     1,524,905,581
   Increase (decrease) in reserves                                                    9,486,523      (228,895,099)      (66,493,310)
   Commissions                                                                      132,970,722       120,126,840       123,978,333
   Operating expenses                                                               386,724,777       298,903,682       301,424,093
                                                                                ---------------   ---------------   ---------------

      Total benefits and expenses                                                 2,135,032,129     1,948,826,051     1,883,814,697
                                                                                ---------------   ---------------   ---------------
      Net gain from operations before federal income taxes and net realized
        capital losses                                                               99,932,921        38,624,961        83,683,061

Federal income taxes                                                                  9,437,801        12,199,848        17,051,230
                                                                                ---------------   ---------------   ---------------

      Net gain from operations before net realized capital losses                    90,495,120        26,425,113        66,631,831

Net realized capital losses, net of taxes (benefits) of $611,931,
   ($1,137,809) and ($40,535,011) and transfers to the interest maintenance
   reserve of ($190,332), $3,816,507 and $3,957,299,respectively                     (1,855,318)      (15,160,530)      (30,182,153)
                                                                                ---------------   ---------------   ---------------

      Net income                                                                $    88,639,802   $    11,264,583   $    36,449,678
                                                                                ===============   ===============   ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
--------------------------------------------------------------------------------

                                                                                      2007              2006              2005
Capital stock                                                                   $     9,000,000   $     9,000,000   $     9,000,000
                                                                                ---------------   ---------------   ---------------
Gross paid-in and contributed surplus:
   Balance at beginning of year                                                     362,723,580       362,723,580       362,723,580
   Capital contribution                                                             109,834,471                --                --
                                                                                ---------------   ---------------   ---------------
   Balance at end of year                                                           472,558,051       362,723,580       362,723,580
                                                                                ---------------   ---------------   ---------------
Unassigned surplus:
   Balance at beginning of year                                                     848,178,477       836,472,339       851,516,553
   Net income                                                                        88,639,802        11,264,583        36,449,678
   Dividends to parent                                                                       --       (22,497,371)      (35,000,000)
   Change in:
      Net unrealized capital gains (losses), net of taxes of $1,470,170,
        $2,989,609 and $2,558,715, respectively                                      (6,991,650)       11,481,643           894,127
      Foreign exchange capital gains                                                  2,459,036                --                --
      Net deferred income taxes                                                     (23,939,677)       (9,103,879)      (23,965,145)
      Non-admitted assets                                                            (7,621,093)       41,481,580          (114,387)
      Asset valuation reserve                                                       (25,254,056)      (15,552,886)       12,278,103
      Deferred gain on coinsurance, net of taxes of $1,515,138, $2,890,210
        and $3,034,952, respectively                                                 (2,813,827)       (5,367,532)       (5,636,339)
   Other, net                                                                         3,844,828                --            49,749
                                                                                ---------------   ---------------   ---------------

   Balance at end of year                                                           876,501,840       848,178,477       836,472,339
                                                                                ---------------   ---------------   ---------------

Total surplus                                                                   $ 1,358,059,891   $ 1,219,902,057   $ 1,208,195,919
                                                                                ===============   ===============   ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
--------------------------------------------------------------------------------

                                                                                   2007               2006               2005
Cash from (used for) operations:
   Net premiums and annuity considerations                                   $  1,467,986,203   $  1,241,059,451   $  1,202,196,262
   Net investment income                                                          677,751,669        634,335,603        672,735,134
   Other income                                                                    80,614,288         74,879,316         63,566,961
   Policyholder benefits                                                       (1,729,455,486)    (1,737,204,776)    (1,517,705,065)
   Net transfers to separate accounts                                                (166,561)           (72,035)          (123,848)
   Commissions and operating expenses                                            (523,951,524)      (409,843,669)      (426,611,153)
   Federal income taxes (paid to) received from parent                            (22,054,173)        23,304,395        (20,658,712)
                                                                             ----------------   ----------------   ----------------
         Net cash from (used for) operations                                      (49,275,584)      (173,541,715)       (26,600,421)
                                                                             ----------------   ----------------   ----------------

Cash from (used for) investments:
   Proceeds from investments sold, matured or repaid:
      Bonds                                                                     1,353,744,407      1,405,926,873      2,179,829,295
      Stocks                                                                        6,495,283         38,236,355          8,436,133
      Mortgage loans                                                              122,178,790        159,666,427        196,955,185
      Real estate                                                                   1,683,698          7,937,420          2,005,491
      Other invested assets                                                       164,636,692         86,055,225         71,394,147
      Net gains (losses) on cash and short-term investments                            55,681               (736)            24,955
      Miscellaneous proceeds                                                          674,666         22,936,766          3,378,584
   Cost of investments acquired:
      Bonds                                                                    (1,112,251,081)    (1,187,508,396)    (1,930,489,316)
      Stocks                                                                      (21,207,450)       (40,130,520)       (20,651,741)
      Mortgage loans                                                             (372,666,067)      (227,089,072)      (332,561,708)
      Real estate                                                                  (7,442,702)        (5,858,975)        (8,682,388)
      Other invested assets                                                      (100,448,834)       (78,261,833)       (79,102,378)
      Miscellaneous applications                                                   (9,842,563)                --        (11,348,000)
      Net increase in contract loans                                               (2,731,638)        (2,943,740)          (705,760)
                                                                             ----------------   ----------------   ----------------
         Net cash from (used for) investments                                      22,878,882        178,965,794         78,482,499
                                                                             ----------------   ----------------   ----------------

Cash from (used for) financing and miscellaneous sources:
   Borrowed funds received (paid)                                                 (28,120,800)        96,120,800         79,000,000
   Net decrease in deposit-type contracts                                         (34,317,274)        (9,645,497)      (111,641,182)
   Dividends to parent                                                                     --                 --        (35,000,000)
   Other cash provided (paid)                                                     109,104,818        (27,639,847)         7,601,347
                                                                             ----------------   ----------------   ----------------
         Net cash from (used for) financing and miscellaneous sources              46,666,744         58,835,456        (60,039,835)
                                                                             ----------------   ----------------   ----------------

Net change in cash and cash equivalents and short-term investments                 20,270,042         64,259,535         (8,157,757)

Cash and cash equivalents and short-term investments:
   Beginning of year                                                              119,934,063         55,674,528         63,832,285
                                                                             ----------------   ----------------   ----------------

   End of year                                                               $    140,204,105   $    119,934,063   $     55,674,528
                                                                             ================   ================   ================
Non-cash transactions:
   Property dividend to parent                                               $             --   $     22,497,371   $             --
                                                                             ================   ================   ================
   Capital contribution - Fulcrum                                            $    109,834,471   $             --   $             --
                                                                             ================   ================   ================
   Release of funds withheld - reinsurance commutation                       $     65,677,593   $             --   $             --
                                                                             ================   ================   ================
   Stock conversions                                                         $     53,971,225   $             --   $             --
                                                                             ================   ================   ================
   Bonds acquired in reinsurance commutation                                 $    330,826,446   $             --   $             --
                                                                             ================   ================   ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Nature of Operations - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the state of Nebraska. At December 31, 2007 and 2006, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"); United World Life Insurance Company ("United World"); Omaha Life Insurance Company. At December 31, 2007, the Company also owns 80% of Fulcrum Growth Partners, L.L.C. and Fulcrum Growth Partners III, L.L.C. (collectively "Fulcrum"). In 2005, the Company owned 100% of the outstanding common stock of Companion, United World and Mutual of Omaha Structured Settlement Company of New York, Inc.

      The Company provides a wide array of financial products and services to a broad range of institutional and individual customers and is licensed in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Principal products and services provided include individual and group health insurance, life insurance, annuities and retirement plans.

      Basis of Presentation - The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. The state of Nebraska has adopted the National Association of Insurance Commissioners' ("NAIC") statutory accounting principles ("NAIC SAP") as the basis of its statutory accounting practices. The Commissioner of the State of Nebraska Department of Insurance has the right to permit other specific practices that may deviate from NAIC SAP.

      The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

            (a) Bonds are generally carried at amortized cost, while under GAAP they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

            (b) For securities, an interest rate related impairment is deemed other-than-temporary only when the Company has the positive intent to sell the investment at the reporting date, before recovery of the cost of the investment. In determining whether an impairment is temporary, GAAP requires an intent and ability to hold to recovery.

            (c) Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. The change in fair value of derivative instruments that do not meet the criteria of an effective hedge are recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheet at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk, are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income.

            (d) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

            (e) NAIC SAP requires an amount be recorded for deferred taxes; however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the statutory statements of operations.

            (f) Statutory policy reserves are based on morbidity and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of morbidity, interest and withdrawals.

            (g) The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only in the statutory financial statements.

            (h) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

            (i) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as or against interest-bearing liabilities.

            (j) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP they are reported as an asset.

            (k) Comprehensive income and its components are not presented in the statutory financial statements.

            (l) Subsidiaries are included as common stock carried under the equity method, with the equity in the operating results of subsidiaries credited or charged directly to the Company's surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or equity method reporting with operating results of subsidiaries reflected in the statement of operations.

      Use of Estimates - The preparation of financial statements in accordance with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims and deferred taxes. Actual results could differ from those estimates.

      The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, investment operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

      Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating the aggregate reserve for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest-rate assumptions. Actual mortality and interest rates are likely to differ from expected rates.

      Due to the length of health and accident contracts and risks involved, the process of estimating health and accident active life reserves is inherently uncertain. Health and accident active life reserves are estimated using morbidity tables and interest-rate assumptions. Actual morbidity and interest rates are likely to differ.

      Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

      Investments - Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by loans are stated at amortized cost using the scientific method; except for bonds that are in or near default which are stated at lower of amortized cost or fair value.

      Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities and surplus and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions for loan-backed securities are based on original term sheets, offer memoranda, historical performance or other forecasts. Changes in estimated cash flows due to changes in estimated prepayments are accounted for using the retrospective method.

      Preferred stocks, redeemable and perpetual, are carried at cost or amortized cost.

      With the exception of the Company's Federal Home Loan Bank of Topeka common stocks, common stocks of unaffiliated companies are stated at NAIC market value and common stocks of affiliated companies (principally insurance companies) are carried on the statutory equity method. The Company's Federal Home Loan Bank of Topeka stock is carried at cost. Changes in the carrying value are recorded as a change in net unrealized capital gains (losses), a component of surplus. Dividends are reported in net investment income.

      Mortgage loans and contract loans are carried at the unpaid principal balance.

      Home office and investment real estate are valued at cost, less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives, generally forty years, of the related assets. Real estate held for sale is valued at the lower of depreciated cost or estimated fair value, less estimated selling expenses.

      Cash equivalents are highly liquid debt securities purchased with an original maturity of less than three months. Cash equivalents are carried at cost, which approximates fair value.

      Short-term investments include investments whose original maturities are one year or less and are stated at cost, which approximates fair value.

      Other invested assets include investments in limited partnerships and receivables for securities. In 2007, other invested assets also include an 80% ownership of Fulcrum Growth Partners, L.L.C., which was transferred from Mutual of Omaha to the Company on January 1, 2007 in the form of a capital contribution of $109,834,471, and effective January 1, 2007, an 80% ownership of Fulcrum Growth Partners III, L.L.C. (collectively "Fulcrum"). Limited partnerships and the investment in Fulcrum are carried at their underlying GAAP equity with changes recorded in unrealized gains (losses) through surplus. The fair values of the limited liability partnerships and the investment in Fulcrum are determined using the underlying audited GAAP financial statements. Distributions of income from these investments are recorded in net investment income. The investment in Fulcrum is carried at the underlying GAAP equity on a quarter lag. Fulcrum was established for the purpose of investing in nontraditional assets such as private equities, public equities, special situation real estate equities and mezzanine debt. Fulcrum is capitalized through the contributions of the Company and one other owner with significant participation in Fulcrum's operations. In 2007, the Company recognized net investment income related to distributions from Fulcrum of $9,692,487. At December 31, 2007 the Company's investment in Fulcrum was $71,578,000. As of and for the nine months ended September 30, 2007, Fulcrum reported assets of $94,896,000, liabilities of $1,750,000 and results of operations of $20,635,000.

      In 2007 and 2006, derivatives of $5,921,060 and $3,889,052, respectively, are included in other liabilities. At December 31, 2007, derivatives included foreign currency swaps, interest rate swaps, and equity-linked options. At December 31, 2006, derivatives included foreign currency swaps, interest rate caps, and equity-linked options. When derivative financial instruments meet specific criteria they may be designated as accounting hedges and accounted for on an amortized cost basis, in a manner consistent with the item hedged. Derivative financial instruments that are not designated as accounting hedges are accounted for on a fair value basis with changes recorded in unrealized gains (losses) through surplus. Net settlement amounts on interest rate swaps are recorded as adjustments to net investment income on an accrual basis over the life of the swap. Interest on currency swaps and amortization on interest rate caps are included in net investment income.

      Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended when mortgage-backed or asset-backed securities are in default or when the receipt of interest payments is in doubt. Realized gains and losses on the sale of investments are determined on the specific identification basis.

      Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

      Property - Property is carried at cost less accumulated depreciation and amortization. The Company provides for depreciation of property using the straight-line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally depreciated over three to twenty years. Depreciation and amortization expense was $5,223,702, $4,256,633 and $4,172,361 for the years ended December 31, 2007, 2006 and 2005, respectively.

      Electronic Data Processing ("EDP") Equipment and Software - EDP equipment and operating and nonoperating software are carried at cost less accumulated depreciation or amortization and are included in other assets. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years. Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

      Separate Accounts - The assets of the separate accounts in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of common stock and mutual funds held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts and group annuity contracts. Separate account assets are segregated and are not subject to claims that arise out of any other business of the Company. Deposits and premiums received from and benefits paid to separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in other income.

      Policy Reserves and Deposit-Type Contracts - Policy reserves, which provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force, include life and annuity reserves, active life reserves, disabled life reserves, unearned premium and claim reserves.

      Reserves for life policies were computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (1941, 1958, 1980 and 2001 Commissioners' Standard Ordinary Mortality tables and the 1960 Commissioners' Standard Group Mortality table) prescribed by regulatory authorities. Annuity reserves were calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standard Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.00% to 7.50%; the 1983a Individual Annuity Mortality Table with interest rates ranging from 4.75% to 9.25%; the Annuity 2000 Mortality Table with interest rates ranging from 4.50% to 7.00%; the 1994 Variable Annuity Mortality Table with interest rates ranging from 4.50% to 7.50%; the 1971 Group Annuity Mortality Table with interest rates ranging from 6.00% to 11.25%; the 1983 Group Annuity Mortality Table with interest rates ranging from 4.75% to 11.00%; or the 1994 Group Annuity Reserving Table with interest rates ranging from 4.00% to 7.00% in 2007 and 2006 and 2.91% to 7.00% in 2005.

      Active life reserves are based on statutory mortality, morbidity and interest assumptions. Such reserves are calculated on a net-level premium method or on a one or two-year preliminary term basis. Disabled life reserves are based on statutory mortality, morbidity and interest assumptions.

      Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

      Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

      Reinsurance - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities and surplus and the statutory statements of operations, net of reinsurance.

      Amounts recoverable from reinsurers are based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the amounts recoverable are appropriately established.

      During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. In 2003, these reinsurance agreements resulted in a deferred gain of $22,061,000 (net of taxes of $11,879,000), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. During 2007, 2006 and 2005, the Company amortized $2,813,827 (net of taxes of $1,515,138), $5,367,532 (net of taxes of $2,890,210) and $5,636,339
      (net of taxes of $3,034,952), respectively.

      Asset Valuation Reserve and Interest Maintenance Reserve - The Company establishes certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds, common stocks, preferred stocks, mortgage loans, real estate and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest-rate changes, are credited or charged to the AVR.

      The IMR is used to defer realized capital gains and losses, net of tax, on sales of bonds and certain other investments that result from interest-rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investments. Amortization included in net investment income was $6,435,439, $7,295,752 and $7,666,870 for 2007, 2006
      and 2005, respectively.

      Premiums and Annuity Considerations and Related Commissions - Life premiums are recognized as income over the premium-paying period of the policies. Health and accident premiums are recognized as income over the terms of the policies. Annuity considerations are recognized as revenue when received. Considerations received on deposit-type funds, which did not contain any life contingencies, are recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

      Fair Values of Financial Instruments - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            Bonds - The fair values for bonds, including loan-backed securities, are based on quoted market prices, where available. For bonds for which market values are not readily available, fair values were estimated by the Company using projected future cash flows, current market rates, credit quality and maturity date.

            Common Stocks - Unaffiliated - With the exception of the Company's Federal Home Loan Bank of Topeka stock, the fair values for unaffiliated common stocks are based on NAIC market value. The Company's Federal Home Loan Bank of Topeka stock is carried at cost.

            Preferred Stocks - The fair values for preferred stocks are based on NAIC market value, where available. For preferred stocks for which NAIC market values are not available, fair values were estimated by the Company using projected future cash flows, current market rates, credit quality and maturity date.

            Mortgage Loans - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk.

            Contract Loans - Contract loans are stated at the aggregate unpaid balance. Management has determined that it is not practicable to estimate the fair value of contract loans because contract loans are often repaid by reducing policy benefits and due to their variable maturity dates.

            Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

            Deposit-Type Contracts - The carrying amounts for these contracts approximate their fair values.

            Derivative Financial Instruments - The fair value of the Company's derivative instruments, including foreign-currency swaps, interest-rate swaps, interest-rate caps and equity-linked options are based upon quotations obtained from dealers or other reliable sources.

            Short-Term Borrowings - The carrying amounts for short-term borrowings approximate their fair value.

            Vulnerability Due to Certain Risks and Concentrations - The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

            Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

            Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

            Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay. The Company has strict policies regarding the financial stability and credit standing of its counterparties. The Company attempts to limit its credit risk by dealing with credit worthy counterparties and obtaining collateral where appropriate.

            Other-Than-Temporary Declines in Fair Value - The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value, the intent to sell the security at the reporting date for interest related declines and the financial condition and prospects of the issuer.

            The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized capital loss.

            For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized capital loss.

            The Company recognizes other-than-temporary impairments of stocks for declines in value that are other-than-temporary and reports those adjustments as net realized investment losses in the statement of operations.

            The Company recognizes other-than-temporary impairments of limited partnerships when the underlying GAAP equity of the partnership is less than 80% of amortized cost. When an other-than-temporary impairment is recognized, the limited partnership is written down to fair value and the amount of the impairment is recorded as a realized capital loss.

            The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.

            Accounting Pronouncements - In June 2005, the NAIC issued SSAP No. 93, Accounting for Low-Income Housing Tax Credit Property Investments ("SSAP No. 93"). SSAP No. 93 is effective beginning January 1, 2006, however, early adoption is permitted. SSAP No. 93 adopts GAAP guidance for low-income housing tax credits provided in Emerging Issues Task Force No. 94-1: Accounting for Tax Benefits Resulting from Investments in Affordable Housing Projects with certain modifications. Under the provisions of SSAP No. 93, federal tax credits are recognized in the income statement as an offset to federal income taxes in the tax-reporting year in which the tax credits are utilized. Federal tax benefits, other than tax credits, are amortized and included in net investment income. State tax credits are recognized as an offset to state premium or income taxes. The early adoption of the requirements of SSAP No. 93 in 2005 did not have a material impact on the Company's financial statements.

            In June 2006, the NAIC issued SSAP No. 94, Accounting for Transferable State Tax Credits ("SSAP No. 94"). SSAP No. 94 defines criteria for determining the status of transferable state tax credits and concludes that state tax credits meeting this criteria are admitted assets as specified by SSAP No. 4, Assets and Nonadmitted Assets. SSAP No. 94 is effective for reporting periods ending on or after December 31, 2006. The adoption of SSAP No. 94 in 2006 did not impact the Company's financial statements.

            In December 2006, the NAIC issued SSAP No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties ("SSAP No. 96"). SSAP No. 96 is effective for reporting periods ending on or after December 31, 2007. SSAP No. 96 requires that transactions between related parties be backed by a written agreement, which specifies a due date for the settlement of amounts owed. Amounts owed over ninety days past the due date shall be nonadmitted. The adoption of SSAP No. 96 did not have an impact on the Company's financial statements.

            In 2005, the Company adopted Statement of Statutory Accounting Principle No. 88, Investments in Subsidiary, Controlled and Affiliated ("SCA") Entities, A Replacement of SSAP No. 46 ("SSAP No. 88"), which provides new guidance for investments in foreign insurance subsidiaries and certain non-insurance subsidiaries. Under the provisions of SSAP No. 88, (1) foreign insurance subsidiaries are valued using GAAP equity adjusted for assets that are disallowed under statutory accounting; (2) non-insurance subsidiaries are carried at GAAP equity unless they receive 20% or more of their revenue from the Company or its affiliates and have no significant operations; and (3) the financial statements of non-insurance subsidiaries, joint ventures, partnerships and limited liability companies are required to undergo audits in accordance with GAAP, otherwise the investment is non-admitted. Prior to 2005, the financial statements of non-insurance subsidiaries were not required to be audited and the financial statements of foreign insurance subsidiaries were not required to be audited on a United States GAAP basis. The adoption of SSAP No. 88 did not have a material impact on the Company's financial statements. In December 2007, the NAIC issued SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 ("SSAP No. 97"). SSAP No. 97 is effective for reporting periods ended on or after December 31, 2007. SSAP No. 97 replaces SSAP No. 88 and establishes accounting principles for investments in subsidiary, controlled and affiliated ("SCA") entities. SSAP No. 97 also clarifies the number and type of audits required for investments in SCA entities and does not require a separate audit of a downstream holding company if certain criteria are met. The Company is currently evaluating the impact of SSAP No. 97 on the Company's financial statements.

2.    INVESTMENTS

      Bonds - The carrying value and estimated fair value of investments in bonds, including loan-backed securities, by type were as follows:

                                                                   Gross            Gross
                                                Carrying        Unrealized       Unrealized        Estimated
At December 31, 2007:                            Value             Gains            Losses        Fair Value
   U.S. Government                          $   139,604,202   $    4,191,976   $      (57,091)  $   143,739,087
   States, territories and possessions              815,636            9,609               --           825,245
   Special revenue                                8,238,368          501,466               --         8,739,834
   Public utilities                             376,970,406       16,073,176       (5,801,568)      387,242,014
   Industrial and miscellaneous               3,976,852,652      119,576,268      (45,253,338)    4,051,175,582
   Mortgage-backed securities                 3,489,002,064       69,648,410      (64,266,326)    3,494,384,148
   Asset-backed securities                    1,206,730,339        9,230,601      (23,939,974)    1,192,020,966
                                            ---------------   --------------   --------------   ---------------

      Total                                 $ 9,198,213,667   $  219,231,506   $ (139,318,297)  $ 9,278,126,876
                                            ===============   ==============   ==============   ===============

                                                                   Gross            Gross
                                                Carrying        Unrealized       Unrealized        Estimated
At December 31, 2006:                            Value             Gains            Losses        Fair Value
   U.S. Government                          $   264,375,297   $    2,704,040   $   (3,849,385)  $   263,229,952
   States, territories and possessions              821,621            7,656           (2,711)          826,566
   Special revenue                                9,516,753          928,970               --        10,445,723
   Public utilities                             385,776,615       15,546,617       (6,957,943)      394,365,289
   Industrial and miscellaneous               3,755,893,876      106,208,465      (58,567,241)    3,803,535,100
   Mortgage-backed securities                 3,296,479,824       68,125,634      (61,122,946)    3,303,482,512
   Asset-backed securities                    1,382,612,184       13,401,147       (6,867,430)    1,389,145,901
                                            ---------------   --------------   --------------   ---------------

      Total                                 $ 9,095,476,170   $  206,922,529   $ (137,367,656)  $ 9,165,031,043
                                            ===============   ==============   ==============   ===============

      No bonds were in or near default (NAIC 6) at December 31, 2007. Bonds that were in or near default (NAIC 6) at December 31, 2006 were carried at amortized cost, which was less than fair value.

      The Company's bond portfolio is primarily comprised of investment grade securities. Based upon ratings by the NAIC, investment grade bonds comprised 96.6% and 96.7% of the Company's total bond portfolio at December 31, 2007 and 2006, respectively.

      An aging of unrealized losses on the Company's investments in bonds at December 31, 2007 and 2006, was as follows:

                                                               December 31, 2007
                         -----------------------------------------------------------------------------------------------
                               Less than One Year               One Year or More                      Total
                           Estimated          Gross        Estimated          Gross         Estimated          Gross
                              Fair         Unrealized         Fair          Unrealized        Fair          Unrealized
                             Value           Losses          Value            Losses          Value           Losses
U.S. Government          $           --   $         --   $   61,511,384   $     (57,091)  $   61,511,384   $     (57,091)
Public utilities             61,085,030     (2,115,625)     106,929,458      (3,685,943)     168,014,488      (5,801,568)
Industrial and
   miscellaneous            945,698,804    (20,603,440)     722,608,759     (24,649,898)   1,668,307,563     (45,253,338)
Mortgage-backed
   securities               395,239,549     (9,283,736)   1,404,556,191     (54,982,590)   1,799,795,740     (64,266,326)
Asset-backed
   securities               650,944,480    (21,036,000)     110,239,601      (2,903,974)     761,184,081     (23,939,974)
                         --------------   ------------   --------------   -------------   --------------   -------------

Total                    $2,052,967,863   $(53,038,801)  $2,405,845,393   $ (86,279,496)  $4,458,813,256   $(139,318,297)
                         ==============   ============   ==============   =============   ==============   =============

                                                               December 31, 2006
                         -----------------------------------------------------------------------------------------------
                               Less than One Year               One Year or More                      Total
                           Estimated          Gross        Estimated         Gross         Estimated            Gross
                              Fair         Unrealized         Fair         Unrealized        Fair            Unrealized
                             Value           Losses          Value           Losses          Value             Losses
U.S. Government          $      172,156   $       (181)  $  211,893,981   $  (3,849,204)  $  212,066,137   $  (3,849,385)
States, territories
   and possessions                   --             --          290,120          (2,711)         290,120          (2,711)
Public utilities             59,389,097     (1,149,933)     103,699,329      (5,808,010)     163,088,426      (6,957,943)
Industrial and
   miscellaneous            715,289,652    (14,258,522)   1,175,683,791     (44,308,719)   1,890,973,443     (58,567,241)
Mortgage-backed
   securities               706,814,225    (14,860,705)   1,275,643,575     (46,262,241)   1,982,457,800     (61,122,946)
Asset-backed
   securities               230,188,922     (2,763,328)     282,137,517      (4,104,102)     512,326,439      (6,867,430)
                         --------------   ------------   --------------   -------------   --------------   -------------

Total                    $1,711,854,052   $(33,032,669)  $3,049,348,313   $(104,334,987)  $4,761,202,365   $(137,367,656)
                         ==============   ============   ==============   =============   ==============   =============

      The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of factors, including, but not limited to, the Company's intentions to sell or ability to hold the investments to recovery and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2007 were temporary.

      At December 31, 2007, there were 334 securities in an indicated unrealized loss position for less than twelve months with a fair value of $2,052,967,863, unrealized losses of $53,038,801 and an average price of
      98. Of these securities, 96% were investment grade, with associated unrealized losses of $48,303,039. At December 31, 2007, there were 290 securities that had indicated unrealized losses for twelve months or more. A description of the factors contributing to the unrealized loss positions for the various security types and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

      At December 31, 2007, the unrealized losses relating to U.S. Government and public utilities securities were attributed to changes in interest rates. Industrial and miscellaneous securities in an unrealized loss position for twelve months or more, 99 securities, had an indicated gross unrealized loss of $24,649,898 at December 31, 2007; 99% were investment grade with an average credit rating of Baa1 and an average price of 97. None of these securities had indicated unrealized losses greater than 20% of their amortized cost. The total indicated gross unrealized losses in the industrial and miscellaneous securities portfolio decreased from $58,567,241 to $45,253,338 at December 31, 2006 and 2007, respectively, due to changes in interest rates. Based on the Company's lack of intent to sell these securities at December 31, 2007 and cash flow estimates that indicate full recovery of amortized cost, the Company concluded that the declines in the fair values of the Company's investments in industrial and miscellaneous securities at December 31, 2007 were temporary.

      Mortgage-backed securities are supported by both residential and commercial mortgage loans. At December 31, 2007, there were 132 securities with an indicated unrealized loss position for twelve months or more of $54,982,590. The average price and credit rating for securities with indicated unrealized losses greater than twelve months is 96 and Aaa, respectively. The indicated gross unrealized losses in this category increased from $61,122,946 to $64,266,326 at December 31, 2006 and 2007,
      respectively, due to changes in prepayment expectations caused by changes in interest rates. As of December 31, 2007, the estimated future cash flows for these securities indicated full recovery of amortized cost and as a result, based on management's lack of intent to sell these securities at December 31, 2007, the Company concluded that the declines in the fair values of the Company's investments in mortgage-backed securities at December 31, 2007 were temporary.

      At December 31, 2007, there were a total of 34 asset-backed securities with an indicated unrealized loss for twelve months or more of $2,903,974, all of which had an unrealized loss that was less than 10% of the Company's amortized cost of each security and 93% of which were investment grade. The indicated gross unrealized losses in this category increased from $6,867,430 to $23,939,974 at December 31, 2006 and 2007,
      respectively, due to changes in interest rates. As of December 31, 2007, the Company's estimated future cash flows for these securities indicated recovery of remaining amortized cost and as a result, based on management's lack of intent to sell these securities at December 31, 2007, the Company concluded that the declines in the fair values of the Company's investments in asset-backed securities at December 31, 2007 were temporary.

      Within its investments in asset-backed securities ("ABS") in the home equity sector, the Company has an exposure to subprime and Alt-A mortgage loans, which it manages in several ways. First, the Company monitors its exposure level to ABS against its annual investment authorization level approved by the board of directors. Restrictions include exposure at the aggregate level to ABS along with exposure to ratings classes, subsectors, issuers and specific assets. Also, the Company continually tracks securities backed by subprime mortgage loans for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

      The Company's subprime and Alt-A mortgage loan exposure as of December 31, 2007 has a carrying value of $111,786,256 with a fair value of $110,011,070. The Company believes that the decline in value is temporary due to the quality of the security, estimated future cash flows indicating recovery of amortized cost and the Company's ability and intent to hold until full recovery.

      The carrying value and estimated fair value of bonds at December 31, 2007, by contractual maturity, were as shown below. Actual maturities may differ as a result of prepayments by the issuer. Mortgage-backed and asset-backed securities provide for periodic payments throughout their lives so they are listed in a separate category.

                                                          Carrying        Estimated
                                                            Value         Fair Value
         Due in one year or less                       $  234,219,766   $  234,544,684
         Due after one year through five years          1,509,719,491    1,537,701,398
         Due after five years through ten years         1,637,040,115    1,636,542,246
         Due after ten years                            1,121,501,892    1,182,933,434
         Mortgage-backed and asset-backed securities    4,695,732,403    4,686,405,114
                                                       --------------   --------------

            Total                                      $9,198,213,667   $9,278,126,876
                                                       ==============   ==============

      Proceeds from the sale of bonds were $192,058,266, $316,940,433 and $444,790,251 during the years ended December 31, 2007, 2006 and 2005, respectively. Realized capital gains from the sale of bonds were $2,769,668, $6,342,197 and $25,968,735 during the years ended December 31,
      2007, 2006 and 2005, respectively. Realized capital losses from the sale of bonds were $3,265,224, $10,611,385 and $24,975,866 during the years ended December 31, 2007, 2006 and 2005, respectively. Realized capital losses for the years ended December 31, 2007, 2006 and 2005 included losses of $1,422,612, $12,357,143 and $56,427,241, respectively, resulting from other-than-temporary declines in the fair value of bonds.

      Proceeds from the sale of stocks were $6,495,283, $2,680,050 and $1,241,245 during the years ended December 31, 2007, 2006 and 2005, respectively. Realized capital gains from the sale of stocks were $1,154,426, $1,762,470 and $333,390 during the years ended December 31,
      2007, 2006 and 2005, respectively. Realized capital losses from the sale of stocks were $123,046, $118,027, and $88,930 during the years ended December 31, 2007, 2006, and 2005, respectively. Realized capital losses for the year ended December 31, 2006 also includes losses $210,382 resulting from other-than-temporary declines in the fair value of stocks. No other-than-temporary losses were recognized for the years ended December 31, 2007 and 2005.

      Bond income due and accrued of $231,065, $2,984,700 and $13,662,723 related to bonds in default were excluded from investment income during the years ended December 31, 2007, 2006 and 2005, respectively.

      Mortgage Loans - The Company invests in mortgage loans collateralized principally by commercial real estate throughout the United States. During 2007, the maximum and minimum lending rates for mortgage loans were 9.75% and 5.55%, respectively. At December 31, 2007, the maximum percentage of any one loan to the value of the collateral security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 88%. Companion participates in certain of the Company's mortgage loans.

      Net realized capital losses for the years ended December 31, 2007, 2006 and 2005 include losses of $99,325, $220,500 and $543,409, respectively, resulting from impairments of mortgage loans. Total impaired loans as of December 31, 2007 and 2006 and the associated interest income were not material.

      Mortgage loan participations purchased from one loan originator comprise 64% of the portfolio in 2007 and 62% in 2006. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 25% at December 31, 2007 and 2006).

      Limited Partnerships - Net realized capital losses for the years ended December 31, 2007, 2006 and 2005 include losses of $1,694,092, $2,914,412 and $9,650,450, respectively, resulting from other-than-temporary declines in fair value of limited partnerships.

      Fair Value of Financial Instruments - The carrying values and estimated fair values of the Company's financial instruments at December 31, were as follows:

                                                    2007                              2006
                                          Carrying        Estimated        Carrying         Estimated
                                           Value         Fair Value         Value          Fair Value
Financial Assets:
   Bonds                               9,198,213,667   $9,278,126,876   $9,094,548,761   $9,164,056,163
   Common stocks - unaffiliated           11,062,882       11,062,882       16,906,718       16,906,718
   Preferred stock                           921,420          921,420          927,409          974,880
   Mortgage loans                      1,299,171,078    1,348,222,441    1,048,822,109    1,057,827,282
   Contract loans                        160,734,066      160,734,066      158,002,428      158,002,428
   Short-term investments                113,146,700      113,146,700       74,831,004       74,831,004
   Cash and cash equivalents              27,057,405       27,057,405       45,103,059       45,103,059

Financial Liabilities:
   Deposit-type contracts              1,554,059,374    1,554,059,374    1,565,414,333    1,565,414,333
   Derivative financial instruments        5,921,060        7,614,236        3,889,052        3,889,052
   Short-term borrowings                 200,241,722      200,241,722      228,473,281      228,473,281

3.    DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments to reduce exposure to market volatility associated with assets held or liabilities incurred and change the characteristics of the Company's asset/liability mix, consistent with the Company's risk management activities.

      The Company designates certain of its interest rate swaps as fair value hedges when they are highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company uses interest rate swaps to hedge the risk of holding fixed rate assets against floating rate liabilities. The Company designates certain of its foreign currency swaps as cash flow hedges when they are highly effective in offsetting the exposure of variations in cash flows for the hedged item. The Company uses currency swaps to hedge the foreign currency risk on debt issues that are payable in a foreign currency. The interest rate caps are considered non-hedge derivatives.

      As it relates to interest rate swaps, the Company is exposed to credit-related losses in the amount of the net interest differential in the event of nonperformance by the swap counterparty. Due to the investment grade rating of counter-party, this is considered to be very unlikely. For currency swaps, the Company is exposed to credit-related losses in the amount of the net currency differential in the event of nonperformance by the swap counter-party. Due to the investment grade rating of the counter-party, this is considered to be very unlikely. The Company has strict policies regarding the financial stability and credit standing of its counterparties. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

      The following table summarizes the Company's derivative financial instruments:

                                               Contract/
                                                Notional       Carrying      Credit      Estimated
                                                 Amount         Value       Exposure     Fair Value
At December 31, 2007:
   Interest-rate swaps                        $ 84,500,000   $        --   $  844,669   $(1,693,176)
   Equity-linked options                             2,000            --           --            --
   Foreign currency swap agreements             83,662,809    (5,921,060)   1,107,002    (5,921,060)
                                              ------------   -----------   ----------   -----------

     Total derivative financial instruments   $168,164,809   $(5,921,060)  $1,951,671   $(7,614,236)
                                              ============   ===========   ==========   ===========

                                               Contract/
                                                Notional       Carrying      Credit      Estimated
                                                 Amount         Value       Exposure     Fair Value
At December 31, 2006:
   Interest-rate caps                         $ 20,000,000   $        --   $       --   $        --
   Equity-linked options                             3,194            --           --            --
   Foreign currency swap agreements             78,677,209    (3,889,052)   1,109,380    (3,889,052)
                                              ------------   -----------   ----------   -----------

     Total derivative financial instruments   $ 98,680,403   $(3,889,052)  $1,109,380   $(3,889,052)
                                              ============   ===========   ==========   ===========

4.    INCOME TAXES

      In 2007 the Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; The Omaha Indemnity Company; Exclusive Healthcare, Inc.; Continuum Worldwide Corporation (formerly Omaha Information Services Company); KFS Corporation; KFS BD, Inc.; KFS IA, Inc.; Mutual of Omaha Holdings, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; Omaha Insurance Company; Holdings Rowco, Inc.; Omaha Financial Holdings, Inc.; Mutual of Omaha Bank; Companion Life Insurance Company; Omaha Life Insurance Company; and United World Life Insurance Company.

      Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income tax expense is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis. The Company's deferred tax liability does not include the investment in subsidiaries.

      Under federal income tax law prior to 1984, the Company was allowed certain special deductions whereby $31,615,000 of taxable income was deferred and accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account would have become subject to income tax if certain distributions were deemed paid out of the account, however, legislation enacted in 2004 allowed tax-free distributions from the accounts in 2005 and 2006. During 2005, the Company paid a dividend of $35,000,000 to its parent that eliminated the taxable income previously deferred in the account.

      The Company paid federal income taxes of $12,515,659, $15,077,643 and $14,202,264 during the years ended December 31, 2007, 2006 and 2005, respectively, which were available for recoupment in the event that the Company incurs future net losses.

      Federal income taxes incurred for the years ended December 31, consist of the following major components:

                                               2007           2006           2005
Current federal income taxes               $  9,437,801   $ 12,199,848   $ 17,051,230
Capital gains taxes (benefits)                  611,931     (1,137,809)   (40,535,011)
                                           ------------   ------------   ------------
                                             10,049,732     11,062,039    (23,483,781)
Change in net deferred income taxes          23,939,677      9,103,879     23,965,145
                                           ------------   ------------   ------------
Total federal income taxes (benefits)
   incurred                                $ 33,989,409   $ 20,165,918   $    481,364
                                           ============   ============   ============

      Reconciliations between income taxes based on the federal tax rate and the effective tax rate for the years ended December 31, were as follows:

                                                            2007             2006             2005
Net gain from operations before federal income taxes
   and net realized capital losses                     $   99,932,921   $   38,624,961   $  83,683,061
Net realized capital losses before federal income
   taxes and transfers to IMR                              (1,433,719)     (12,481,832)    (66,759,865)
                                                       --------------   --------------   -------------
Total pre-tax income                                       98,499,202       26,143,129      16,923,196
Statutory tax rate                                                 35%              35%             35%
                                                       --------------   --------------   -------------
                                                           34,474,721        9,150,095       5,923,119
Prior year tax benefit                                       (565,128)      (5,837,938)       (996,311)
Dividends received deduction                               (5,632,680)        (798,864)     (2,751,860)
Amortization of IMR                                        (2,252,404)      (2,553,513)     (2,683,405)
Nonadmitted tax assets in surplus                          (1,282,510)      14,990,425         626,594
Transfer of deferred taxable income from affiliate          7,832,900               --              --
Other                                                       1,414,510        5,215,712         363,227
                                                       --------------   --------------   -------------

Total federal income taxes incurred                    $   33,989,409   $   20,165,918   $     481,364
                                                       ==============   ==============   =============

      The Company's tax returns have been examined by the Internal Revenue Service through 2002 and all outstanding issues have been resolved. Capital loss carryforwards of $83,892,131 were utilized during 2007. No capital loss carryforwards remain as of December 31, 2007.

      The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities at December 31 were as follows:

                                                            2007             2006            Change
Deferred Tax Assets
Deferred acquisition costs                             $  104,801,208   $  100,796,598   $   4,004,610
Policy reserves                                            99,539,947       97,740,985       1,798,962
Bonds and other invested assets                            11,771,741       45,569,389     (33,797,648)
Non-admitted assets                                         4,747,004        3,464,494       1,282,510
Expense accruals and other prepaid income                  10,882,943       10,395,795         487,148
                                                       --------------   --------------   -------------
Total deferred tax assets                                 231,742,843      257,967,261     (26,224,418)
Non-admitted deferred tax assets                         (176,610,694)    (172,653,915)     (3,956,779)
                                                       --------------   --------------   -------------

Admitted deferred tax assets                               55,132,149       85,313,346     (30,181,197)
                                                       --------------   --------------   -------------
Deferred Tax Liabilities

Depreciable assets                                        (12,085,036)     (14,359,255)      2,274,219
Other                                                     (11,317,834)      (9,858,186)     (1,459,648)
                                                       --------------   --------------   -------------
Deferred tax liabilities                                  (23,402,870)     (24,217,441)        814,571
                                                       --------------   --------------   -------------

Net admitted deferred tax assets                       $   31,729,279   $   61,095,905   $ (29,366,626)
                                                       ==============   ==============   =============

      The change in net deferred income taxes during the years ended December 31, was comprised of the following:

                                                          2007            2006           Change
Deferred tax assets                                  $ 231,742,843   $ 257,967,261   $ (26,224,418)
Deferred tax liabilities                               (23,402,870)    (24,217,441)        814,571
                                                     -------------   -------------   -------------

Net deferred tax assets                              $ 208,339,973   $ 233,749,820     (25,409,847)
                                                     =============   =============

Tax effect of unrealized gains                                                           1,470,170
                                                                                     -------------

Change in net deferred income taxes                                                  $ (23,939,677)
                                                                                     =============

                                                          2006            2005           Change
Deferred tax assets                                  $ 257,967,261   $ 281,030,296   $ (23,063,035)
Deferred tax liabilities                               (24,217,441)    (35,186,988)     10,969,547
                                                     -------------   -------------   -------------

Net deferred tax assets                              $ 233,749,820   $ 245,843,308     (12,093,488)
                                                     =============   =============

Tax effect of unrealized gains                                                           2,989,609
                                                                                     -------------

Change in net deferred income taxes                                                  $  (9,103,879)
                                                                                     =============

                                                          2005            2004           Change
Deferred tax assets                                  $ 281,030,296   $ 300,205,470   $ (19,175,174)
Deferred tax liabilities                               (35,186,988)    (27,838,302)     (7,348,686)
                                                     -------------   -------------   -------------

Net deferred tax assets                              $ 245,843,308   $ 272,367,168     (26,523,860)
                                                     =============   =============

Tax effect of unrealized gains                                                           2,558,715
                                                                                     -------------

Change in net deferred income taxes                                                  $ (23,965,145)
                                                                                     =============

5.    RELATED PARTY TRANSACTIONS

      On May 10, 2007 the Company sold property at fair value with an amortized cost of $705,923 to its affiliate, East Campus Realty LLC, at a gain of $977,775.

      The Company received cash dividends from Companion on May 30, 2007 totaling $4,000,000; cash dividends from United World on September 10, 2007 totaling $10,000,000; cash dividends from Companion on November 30, 2005 totaling $3,000,000; and cash dividends from United World on May 16, 2005 totaling $2,200,000. The Company paid a cash dividend of $35,000,000 to its parent during 2005.

      On July 17 and August 27, 2007 the Company made cash contributions of $125,000 and $10,000,000, respectively, to Omaha Life Insurance Company. On September 10, 2007, the Company made a cash contribution of $10,000,000 to United World Life Insurance Company.

      On April 1, 2007, the Company sold investments at fair value in limited partnerships of $69,500,356 and common stock of $5,947,119 to Mutual of Omaha at a loss of $24,773.

      On January 1, 2007, the Company received a capital contribution from Mutual of $109,834,471 in the form of the transfer of the Fulcrum investment. This other invested asset was recorded at fair value at the date of the transfer.

      On December 1, 2006 the Company sold property at fair value with an amortized cost of $5,804,125 to its affiliate, East Campus Realty LLC, at a gain of $2,133,296.

      The Company transferred an aircraft with an amortized cost of $22,497,371 to its parent on September 18, 2006 as a dividend.

      Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources were paid by Mutual of Omaha and subject to allocation among Mutual of Omaha and its subsidiaries. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices. Additionally, certain amounts are paid or collected by Mutual of Omaha on behalf of the Company. Amounts due to Mutual of Omaha and other affiliated companies for these services are reported as payable to parent, subsidiaries and affiliates and were $21,488,251 and $7,154,073 at December 31, 2007 and 2006,
      respectively. At December 31, 2006, receivable from parent, subsidiaries and affiliates was $58,975,227, which includes a receivable from Mutual of Omaha for amounts related to benefit plans of $54,000,000.

6.    SHORT-TERM BORROWINGS

      The Company and Mutual of Omaha on a joint basis have entered into certain unsecured revolving line of credit agreements that allow for maximum borrowings of $275,000,000. At December 31, 2007, the Company had outstanding borrowings of $100,000,000 at 4.40% due and repaid January 2, 2008. The Company had no outstanding borrowings under this agreement at December 31, 2006. During the years ended December 31, 2007, 2006 and 2005, the Company incurred interest expense on these lines of credit of $502,148, $242,675 and $916,221, respectively.

      The Company and Mutual of Omaha have a bilateral unsecured internal borrowing agreement for $250,000,000. As of December 31, 2007 and 2006, the Company had no outstanding borrowings under this agreement. At December 31, 2007, Mutual of Omaha had outstanding borrowings from United of $103,000,000 under this agreement at 4.32% due September 30, 2008 and repaid January 2, 2008. These amounts are included in short-term investments. At December 31, 2006, Mutual of Omaha had outstanding borrowings of $63,200,000 under this agreement at 5.35% due and repaid January 2, 2007. These amounts were included in short-term investments.

      Companion has a $25,000,000 revolving credit agreement with the Company. At December 31, 2007 and 2006, there were no amounts outstanding under this agreement.

      The above agreements were primarily used to facilitate the purchase of long-term investments.

      The Company has agreements to sell and repurchase securities. Under these agreements, the Company obtains the use of funds for a period not to exceed 30 days. Maximum borrowings allowed under these agreements are $300,000,000. At December 31, 2007, the Company had no outstanding borrowings under these agreements. At December 31, 2006, the Company had outstanding borrowings under these agreements of $25,000,000 at 5.38% plus accrued interest of $52,306. During the years ended

      December 31, 2007, 2006 and 2005, the Company incurred interest expense on these agreements of $324,458, $455,069 and $1,015,451, respectively.

      In 2005, the Company entered into an agreement with the Federal Home Loan Bank of Topeka ("FHLB"). Under this agreement, the Company pledges bonds in return for extensions of credit. The Company authorized maximum extension of credit under this agreement is $400,000,000. At December 31, 2007, FHLB advances of $100,000,000 plus accrued interest included in short-term borrowings were due January 4, 2008 with interest due at a fixed rate of 4.59%. At December 31, 2006, FHLB advances of $203,120,800 plus accrued interest, included in short-term borrowings, were due in varying amounts through January 2007 with interest due monthly at fixed rates ranging from 5.31% to 5.35%. At December 31, 2007 and 2006, the Company had mortgage-backed securities with fair values of $431,318,000 and $263,546,000, respectively, pledged as collateral. In 2006, the Company entered into a funding agreement with FHLB and two additional funding agreement contracts were issued in 2007. The liability for these funding agreements at December 31, 2007 and 2006 was $80,000,000 and $30,000,000, respectively, and is included in deposit-type contracts. The liability consists of $55,000,000 that matures on August 14, 2009 and $25,000,000 that matures on September 30, 2009.

      The Company has securities lending agreements whereby unrelated parties, primarily major brokerage firms, borrow securities from the Company. Borrowers of the securities must provide collateral in the form of cash or securities equal to 102% of the fair value plus accrued interest on the securities loaned. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this securities lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company had securities loaned to third parties of $67,919,000 and $201,272,000 as of December 31, 2007 and 2006, respectively.

7.    REINSURANCE

      Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

      Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company was ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance were shared equally by the Company and Mutual of Omaha and were included in the group reinsurance settlement expense below. Effective July 1, 2007, the 1955 reinsurance treaty between the Company and Mutual of Omaha was commuted. As a result of the commutation, on July 1, 2007 the Company increased aggregate reserve for accident and health policies and contracts by $189,308,202, liability for deposit-type contracts by $22,962,315, policy and contract claims by $122,999,629, general expenses and taxes due or accrued by $11,330,676 and other liabilities by $33,841,209. The Company received bonds with a fair value of $330,826,446 and other assets of $50,849,509. Premium considerations decreased by $5,180,437 and policyholder benefits decreased by $189,308,202. The Company recorded a net gain of $1,752,702.

      The Company also assumes individual and group life insurance from Companion. Effective July 1, 2007 the reinsurance of deferred fixed annuity business from Companion was commuted. As a result of the commutation, at July 1, 2007 the Company decreased aggregate reserve for policies and contracts by $67,777,593 and funds held under reinsurance treaties by $65,677,593 and increased policyholder benefits by $67,777,593.

      The following is a summary of the transactions through reinsurance operations for the years ended December 31:

                                                                                       2007             2006           2005
Premium Considerations:
   Assumed (related party $10,311,682, $7,511,247,and $7,327,413 in 2007,
      2006 and 2005)                                                               $  21,469,159   $  19,093,171   $  19,857,389
                                                                                   =============   =============   =============
   Ceded (related party $217,582,717, $370,011,711,and $292,472,453 in 2007,
      2006 and 2005)                                                               $ 325,116,523   $ 470,055,479   $ 394,162,350
                                                                                   =============   =============   =============
Policyholder Benefits:
   Assumed (related party $89,484,619, $26,316,613,and $14,900,273 in 2007,
      2006 and 2005)                                                               $ 100,405,196   $  37,285,252   $  26,313,069
                                                                                   =============   =============   =============
   Ceded (related party $182,174,727, $292,098,980,and $221,816,797 in 2007,
      2006 and 2005)                                                               $ 363,817,227   $ 481,374,148   $ 430,500,690
                                                                                   =============   =============   =============
Group Reinsurance Settlement Expense (included in operating expenses)              $   8,970,260   $   9,036,704   $  14,996,201
                                                                                   =============   =============   =============
Aggregate Reserve for Policies and Contracts:
   Assumed (related party $13,153,053 and $90,245,395 in 2007 and 2006)            $  71,518,997   $ 148,811,690
                                                                                   =============   =============
   Ceded (related party $2,684,831 and $173,769,524 in 2007 and 2006)              $ 320,138,814   $ 478,316,091
                                                                                   =============   =============
Policy and Contract Claims:
   Assumed (related party $2,313,936 and $3,301,719 in 2007 and 2006)              $   3,861,073   $   4,633,195
                                                                                   =============   =============
   Ceded (related party $118,800 and $104,573,786 in 2007 and 2006)                $  38,394,108   $ 150,882,493
                                                                                   =============   =============
Funds Held Under Reinsurance Treaties included in reinsurance recoverable
   (all related party)                                                             $  26,457,073   $ 102,792,768
                                                                                   =============   =============

8.    EMPLOYEE BENEFIT PLANS

      The Company participates in three plans sponsored by its parent, Mutual of Omaha. These plans are a qualified, non-contributory defined benefit pension plan, a 401(k) defined contribution plan and a postretirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the 401(k) plan, while employees hired before 1995 are eligible for the postretirement benefit plan. Effective January 1, 2005 the defined benefit plan was amended to freeze plan benefits for participants 40 years and under. No benefits are available under the defined benefit plan for employees hired on or after January 1, 2005. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:

                                                       2007             2006             2005
Defined benefit pension plan                      $      502,381   $    5,684,687   $    5,358,530
401(k) profit sharing defined contribution plan        4,543,359        3,484,225        3,125,589
Postretirement benefit plan                            2,927,092        2,566,038        3,218,094

      Plan assets for the defined benefit pension plan included a group annuity contract issued by the Company of $610,160,000 and $625,350,000 at December 31, 2007 and 2006, respectively. Plan assets for the postretirement benefit plan were invested in a group annuity contract issued by the Company with a balance of $45,931,345 and $43,163,477 at December 31, 2007 and 2006, respectively.

9.    SURPLUS AND DIVIDEND RESTRICTIONS

      The portion of unassigned surplus represented or reduced by each item below as of December 31, was as follows:

                                                       2007             2006             2005
Unrealized gains                                  $   28,049,489   $   32,582,103   $   21,100,460
Non-admitted assets                                 (190,173,563)    (182,552,470)    (224,034,050)
Asset valuation reserve                              (63,382,272)     (38,128,216)     (22,575,330)
Net deferred tax assets                              208,339,973      233,749,820      245,843,308
Deferred gain on coinsurance                           1,716,519        4,530,346        9,897,878

      Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. As of December 31, 2007 the maximum dividend allowed was $134,905,989.

10.   COMMITMENTS AND CONTINGENCIES

      The Company had unfunded investment commitments for bond investments, mortgage loans and other invested assets of $196,061,597 and $246,220,876 at December 31, 2007 and 2006, respectively.

      Securities with an amortized cost of $5,105,127 and $5,103,615 at December 31, 2007 and 2006, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

      As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company estimated its costs related to past insolvencies and had a liability for guaranty fund assessments of $2,215,782 and $10,524,914 as of December 31, 2007 and 2006, respectively.
      The Company estimated premium tax credits that it will receive related to amounts paid to guaranty funds of $1,477,968 and $6,723,452 as of December 31, 2007 and 2006, respectively.

      Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses in these various lawsuits are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations or cash flows. In one such lawsuit involving a former broker, an adverse verdict in the amount of $28,300,000 was entered against the Company in 2005. In 2006, the trial court entered an amended verdict of $5,500,000. In 2007 the judgment against United was reversed and vacated, and judgment then was entered in United's favor. No provision for loss or recoveries have been recorded in the Company's financial statements in connection with the lawsuit in 2007, 2006 or 2005.

11.   LEASES

      The Company and Mutual of Omaha jointly enter into agreements for the rental of office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2007 were:

         2008                                                      $   9,326,373
         2009                                                          7,128,535
         2010                                                          4,484,264
         2011                                                          2,509,666
         2012                                                            968,019
         Thereafter                                                    1,003,245
                                                                   -------------

         Total                                                     $  25,420,102
                                                                   =============

      The Company's rental expense for the years ended December 31, 2007, 2006 and 2005 was approximately $9,000,000, $7,000,000 and $6,000,000, respectively.

12.   DIRECT PREMIUMS WRITTEN

      The Company's direct accident and health premiums written by third-party administrators were $39,243,704, $40,816,462 and $39,581,774 during the years ended December 31, 2007, 2006 and 2005, respectively.

13.   RETROSPECTIVELY RATED CONTRACTS

      The Company estimates accrued retrospective premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

      The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $10,900,000, $73,500,000 and $69,800,000 during the years ended December 31, 2007, 2006 and 2005, respectively. These net premiums represent 6.1%, 29.8% and 32.8% of the total net premium for group business during the years ended December 31, 2007, 2006 and 2005, respectively.

14.   LIABILITY FOR UNPAID CLAIMS

      A reconciliation of the liability for accident and health unpaid claims as of December 31, 2007 were as follows:

         Health balance at January 1                         $           --
            Reinsurance recoverable                                      --
                                                             --------------
         Net balance at January 1                                        --

         Transfer of unpaid claims from commutation             122,999,629

         Incurred related to:
            Current year                                        111,371,862
            Prior years                                           9,305,414
                                                             --------------
               Total incurred                                   120,677,276

         Paid related to:
            Current year                                        103,347,146
            Prior years                                          22,480,175
                                                             --------------
               Total paid                                       125,827,321
                                                             --------------

         Net balance at December 31                             117,849,584
            Reinsurance recoverable                              23,845,739
                                                             --------------
         Balance at December 31                              $  141,695,323
                                                             ==============

      The incurred prior year development for health benefits was unfavorable for 2007 as actual payments were more than anticipated.

      At December 31, 2007, accrued claim adjustment expenses of $10,109,466 were included in general expenses and taxes due or accrued. In 2007, the claim adjustment expenses incurred and paid by the Company were $0 and $1,515,103, respectively.

15.   AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

      The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

      Substandard reserves for plans introduced prior to 1989 were set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 were set equal to the unearned portion of the substandard premiums.

      At December 31, 2007 and 2006, the Company had insurance in force with a face value of $228,438,332 and $170,557,310, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the state of Nebraska. Reserves to cover the above insurance totaled $3,672,620 and $3,761,865 at December 31, 2007 and 2006, respectively.

16. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

                                                                 Amount        % of Total
At December 31, 2007

Annuity Reserves and Deposit Funds Liabilities:
   Subject to discretionary withdrawal:
     With fair value adjustment                             $    534,386,810          7.3%
     At book value less current surrender charge of 5%
       or more                                                   195,791,095          2.7%
     At fair value                                             1,208,043,954         16.6%
                                                            ----------------   ----------
     Total with adjustment or at fair value                    1,938,221,859         26.6%
     At book value without adjustment
       (minimal or no charge)                                  2,552,072,782         35.1%

Not subject to discretionary withdrawal                        2,786,742,412         38.3%
                                                            ----------------   ----------

Gross total                                                    7,277,037,053        100.0%
                                                                               ==========
Reinsurance ceded                                                 29,081,907
                                                            ----------------

Net total                                                   $  7,247,955,146
                                                            ================

                                                                 Amount        % of Total
At December 31, 2006

Annuity Reserves and Deposit Funds Liabilities:
   Subject to discretionary withdrawal:
     With fair value adjustment                             $    573,981,832          7.5%
     At book value less current surrender charge of 5%
       or more                                                   330,111,573          4.3%
     At fair value                                             1,064,106,544         13.9%
                                                            ----------------   ----------
     Total with adjustment or at fair value                    1,968,199,949         25.7%
     At book value without adjustment
       (minimal or no charge)                                  2,937,215,523         38.4%

Not subject to discretionary withdrawal                        2,741,656,462         35.9%
                                                            ----------------   ----------

Gross total                                                    7,647,071,934        100.0%
                                                                               ==========
Reinsurance ceded                                                 56,819,994
                                                            ----------------

Net total                                                   $  7,590,251,940
                                                            ================

      The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which were filed with the State of Nebraska Department of Insurance, and are provided to reconcile annuity reserves and deposit-type funds and other liabilities without life or disability contingencies to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

2007                                                                           Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities section, net total                                   $  4,181,620,448
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  net total                                                                     19,670,738
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                         1,554,059,375
                                                                          ----------------
                                                                             5,755,350,561

Separate Accounts Annual Statement:
  Exhibit 3, Line 0299999, Column 2                                            284,560,564
  Page 3, Line 2, Column 3 - Other Contract Deposit Funds                    1,208,044,021
                                                                          ----------------

Total                                                                     $  7,247,955,146
                                                                          ================

2006                                                                           Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities section, net total                                   $  4,601,091,356
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  net total                                                                     19,596,319
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                         1,565,414,333
                                                                          ----------------
                                                                             6,186,102,008

Separate Accounts Annual Statement:

  Exhibit 3, Line 0299999, Column 2                                            340,043,324
  Page 3, Line 2, Column 3 - Other Contract Deposit Funds                    1,064,106,608
                                                                          ----------------

Total                                                                     $  7,590,251,940
                                                                          ================

17.   PREMIUMS DEFERRED AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                      2007                              2006
                        -------------------------------   -------------------------------
                                             Net of                            Net of
Type                         Gross           Loading           Gross           Loading
Ordinary new business   $   40,369,459   $    7,170,464   $   35,455,539   $    6,275,300
Ordinary renewal           194,714,733      225,384,569      187,070,550      219,376,931
Group life                  21,743,243       20,819,294       17,806,326       16,983,220
                        --------------   --------------   --------------   --------------

Total                   $  256,827,435   $  253,374,327   $  240,332,415   $  242,635,451
                        ==============   ==============   ==============   ==============

18.   SEPARATE ACCOUNTS

      Information regarding the nonguaranteed separate accounts of the Company were as follows:

For the year ended December 31,                               2007               2006
Premiums and considerations                             $     12,111,248   $     13,829,871
Deposits                                                     530,643,068        296,469,171
                                                        ----------------   ----------------
   Premiums, considerations and deposits                $    542,754,316   $    310,299,042
                                                        ================   ================
Transfers as reported in the statutory statements of
  operations of the separate accounts annual
  statement:

   Transfers to Separate Accounts                       $     12,111,248   $     13,829,871
   Transfers from Separate Accounts                           88,235,156         95,727,539
                                                        ----------------   ----------------
   Net transfers                                             (76,123,908)       (81,897,668)
   Reinsurance                                                76,123,908         81,897,668
                                                        ----------------   ----------------
Net transfers as reported in the statutory statements
  of operations                                         $             --   $             --
                                                        ================   ================

At December 31,
Reserves by valuation basis:
   Market value                                         $  1,567,680,459   $  1,476,602,046
                                                        ================   ================

Reserves by withdrawal characteristics:
   Market value                                         $  1,567,680,459   $  1,476,602,046
                                                        ================   ================


19.   EDP EQUIPMENT AND SOFTWARE

      EDP equipment and operating and nonoperating software included in other assets consisted of the following at December 31:

                                                             2007           2006

Electronic data processing equipment                    $   9,384,027   $  15,859,610
Operating system software                                   3,436,861       3,586,511
Nonoperating system software                                7,619,973       8,133,060
Accumulated depreciation                                  (20,338,645)    (27,419,719)
Nonadmitted                                                   (93,859)       (135,573)
                                                        -------------   -------------

                                                        $       8,357   $      23,889
                                                        =============   =============

      Depreciation expense related to EDP equipment and operating and nonoperating software totaled $57,246 for each of the years ended December 31, 2007, 2006 and 2005.

20. RECONCILIATION OF STATUTORY NET INCOME (LOSS) AND SURPLUS TO GAAP NET INCOME AND EQUITY

      As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                2007               2006              2005
Year Ended December 31,
Statutory net income                      $     88,639,802   $     11,264,583   $   36,449,678
Future policy benefits and policyholder
  account balances                              84,717,307         70,888,523       49,217,409
Deferred policy acquisition costs               26,675,040         18,158,976       45,229,620
Deferred income taxes and other
  tax reclassifications                        (62,985,411)       (25,201,605)     (43,815,459)
Valuation of investments                        (7,154,214)        (5,297,824)     (40,988,945)
Earnings of subsidiaries                          (757,844)        13,916,609        7,875,536
Cumulative effect of accounting change
  for long-duration contracts                   (3,680,832)                --               --
Other                                           (4,423,687)        (3,773,113)      (1,857,335)
                                          ----------------   ----------------   --------------
GAAP net income                           $    121,030,161   $     79,956,149   $   52,110,504
                                          ================   ================   ==============

                                                2007               2006
At December 31,
Statutory surplus                         $  1,358,059,891   $  1,219,902,057
Future policy benefits and policyholder
  account balances                            (100,369,110)      (181,419,423)
Deferred policy acquisition costs            1,000,651,452        980,979,178
Deferred income taxes                         (345,409,473)      (305,320,821)
Non-admitted assets                            190,173,563        182,552,470
Valuation of investments                        77,312,236         68,038,264
Statutory asset valuation reserve               63,382,272         38,128,216
Subsidiary equity                               74,840,483         66,228,372
Statutory interest maintenance reserve          32,314,966         38,940,737
Reinsurance transaction                                 --         (1,601,204)
Other                                           (6,759,548)        (3,550,771)
                                          ----------------   ----------------

GAAP equity                               $  2,344,196,732   $  2,102,877,075
                                          ================   ================

21.   RECONCILIATION TO ANNUAL STATEMENT

      The Company is required to file an Annual Statement with the State of Nebraska Department of Insurance. The following is a reconciliation of the net income reflected in the audited statutory financial statements and the net income reflected in the Annual Statements for the year ended December 31, 2005:

Per statutory annual statement                                                     $   3,058,795

Additional other-than-temporary impairments of manufactured housing asset-backed
  securities reflected in 2004 financial statements                                   33,390,883
                                                                                   -------------

Per accompanying financial statements                                              $  36,449,678
                                                                                   =============

22.   DISPOSITION

      On July 1, 2007, the Company and Mutual of Omaha signed assumptive and coinsurance reinsurance agreements and a purchase agreement with Coventry Healthcare, Inc. ("Coventry") related to its Group health business. Under the terms of the assumptive reinsurance agreement, groups in Nebraska and Iowa were given the option of continuing their group insurance contract with Coventry. Amounts related to groups who did not continue are reinsured to Coventry under the terms of the coinsurance agreement until the contract is non-renewed at the next anniversary date. Under the terms of a transition services agreement the Company, Mutual of Omaha and Coventry will continue to provide services related to this business that will aid in the transition for both parties.

      The Company and Mutual of Omaha received approximately $110,879,000 in proceeds (principally for renewal rights) as a result of this transaction. Proceeds of $17,963,000 were allocated to the Company by Mutual of Omaha and the Company recognized a realized net gain of $17,485,000, including approximately $19,889,000 in other income and $2,404,000 in operating expenses. Assets sold and liabilities transferred by the Company as a result of the transaction were $5,735,000 and $1,676,000, respectively. The Company has no contingencies associated with the transaction.

      United of Omaha
      Separate Account C

      Financial Statements as of December 31, 2007 and for each of the Periods in the Years Ended
      December 31, 2007 and 2006 and Report of
      Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise United of Omaha Separate Account C (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the five year period then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting United of Omaha Separate Account C as of December 31, 2007, the results of their operations and the changes in their net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the five year period then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
April 28, 2008

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                                                     Fair Value
                                                                   ----------------------------------------------
                                                                    Contracts in     Contracts in
                                                                    Accumulation       Payout
                                                                     (Deferred)    (Annuitization)                      Shares
                                                        Cost          Period           Period          Net Assets    Outstanding
                                                   -------------   -------------   ---------------   -------------   -----------
ASSETS
Investments:
   Alger:
      American Growth                              $  10,970,890   $  12,835,152   $         3,057   $  12,838,209      260,568
      American Small Capitalization                    5,625,572       8,001,350             5,983       8,007,333      240,316
   Federated:
      Prime Money Fund II                              5,967,186       5,953,157            14,029       5,967,186    5,967,186
      Fund for U.S. Government Securities II           8,423,398       8,448,034            19,985       8,468,019      734,434
   Fidelity:
      VIP Asset Manager                                  104,684         113,759                --         113,759        6,865
      VIP Asset Manager: Growth                        9,298,831       9,752,573            10,181       9,762,754      629,449
      VIP Asset Manager: Growth SVC CL 2                  74,405          99,776                --          99,776        6,509
      VIP Contrafund                                  20,887,471      22,378,885            27,573      22,406,458      803,099
      VIP Contrafund SVC CL 2                            379,280         426,933                --         426,933       15,547
      VIP Equity Income                               16,963,932      16,955,561            38,389      16,993,950      710,747
      VIP Equity Income SVC CL 2                         383,941         409,122                --         409,122       17,358
      VIP Growth                                         103,442         108,956                --         108,956        2,415
      VIP Index 500                                   18,317,787      21,043,116                --      21,043,116      128,296
      VIP Index 500 SVC CL 2                           1,072,328       1,605,863                --       1,605,863        9,865
      VIP Mid Cap                                      1,631,634       1,887,848                --       1,887,848       52,985
   MFS:
      Core Equity Series                               8,896,970      10,211,245            23,591      10,234,836      595,741
      Core Equity Series SC                              481,173         708,554                --         708,554       41,509
      Emerging Growth Series                          12,139,151      11,290,866            19,000      11,309,866      452,214
      Emerging Growth Series SC                           30,404          49,169                --          49,169        1,998
      High Income Series                               3,922,277       3,885,002            18,841       3,903,843      410,068
      High Income Series SC                              196,085         201,205                --         201,205       21,247
      Research Series                                  7,182,779       7,806,745            14,149       7,820,894      385,646
      Research Series SC                                  22,760          37,261                --          37,261        1,848
      Strategic Income Series                          3,390,631       3,521,936            10,713       3,532,649      335,166
      Strategic Income Series SC                         192,518         192,258                --         192,258       18,486
   Pioneer:
      Equity Income VCT                                1,420,871       1,640,037                --       1,640,037       68,650
      Fund VCT                                           930,307       1,231,030                --       1,231,030       47,975
      Independence VCT                                   110,553         126,193                --         126,193        8,163
      Mid Cap Value VCT                               10,323,414      11,046,501                --      11,046,501      574,740
      Mid Cap Value VCT II                             1,108,740       1,217,678                --       1,217,678       63,653
      Real Estate Shares VCT                           3,354,976       3,938,422                --       3,938,422      167,664
      Real Estate Shares VCT II                          349,024         422,413                --         422,413       18,013
      Small Cap Value VCT                                351,123         312,869                --         312,869       24,405
   DWS Scudder:
      Bond                                                18,271          19,435                --          19,435        2,784
      Global Opportunities                             2,342,126       3,533,357                --       3,533,357      196,080
      Growth and Income                                2,593,330       2,792,861                --       2,792,861      259,319
      International                                    5,232,371       8,076,581            47,624       8,124,205      541,253
      International B                                     92,793         146,428                --         146,428        9,775
      Money Market                                        64,769          64,769                --          64,769       64,769
      Small Cap Index VIP                                945,285       1,119,768                --       1,119,768       76,123

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                                                     Fair Value
                                                                   ----------------------------------------------
                                                                    Contracts in     Contracts in
                                                                    Accumulation       Payout
                                                                     (Deferred)    (Annuitization)                      Shares
                                                        Cost          Period           Period          Net Assets    Outstanding
                                                   -------------   -------------   ---------------   -------------   -----------
ASSETS (continued)
Investments (continued):
   T. Rowe Price
      Equity Income                                $  22,843,125   $  27,471,904   $        72,429   $  27,544,333     1,162,699
      International Stock                             13,883,084      16,971,524             2,756      16,974,280       958,457
      Limited-Term Bond                               13,251,682      13,164,173            14,702      13,178,875     2,667,788
      New America Growth                               7,153,429       7,317,108            46,441       7,363,549       333,494
      Personal Strategy Balanced                      10,893,463      12,611,489             4,600      12,616,089       674,657
   Van Kampen
      UIF Emerging Markets Equity                      2,964,213       5,394,409                --       5,394,409       222,267
      UIF Core Plus Fixed Income                      18,215,624      18,752,995                --      18,752,995     1,619,430
                                                   ---------------------------------------------------------------
         Total net assets                          $ 255,102,102   $ 285,296,270   $       394,043   $ 285,690,313
                                                   ===============================================================

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                        Alger
                                                        -----------------------------------------------------------
                                                                                                  American
                                                               American Growth              Small Capitalization
                                                        -----------------------------   ---------------------------
                                                             2007            2006           2007           2006
                                                        -------------   -------------   ------------   ------------
Income:
   Dividends                                            $      44,793   $      18,386   $         --   $         --
Expenses:
   Mortality & expense risk                                  (135,146)       (149,368)       (88,825)       (98,246)
   Administrative charges                                     (27,988)        (32,096)       (17,882)       (20,572)
                                                        -------------   -------------   ------------   ------------
Net investment income (expense)                              (118,341)       (163,078)      (106,707)      (118,818)
                                                        -------------   -------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         190,817        (310,891)       653,539        326,737
   Net realized gain distributions                                 --              --             --             --
                                                        -------------   -------------   ------------   ------------
      Net realized gains (losses)                             190,817        (310,891)       653,539        326,737
                                                        -------------   -------------   ------------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                          2,146,410         944,487        735,911      1,400,585
                                                        -------------   -------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                               2,218,886         470,518      1,282,743      1,608,504
                                                        -------------   -------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                      29,385         121,885         18,862         57,931
   Transfers between subaccounts
      (including fixed accounts), net                         (91,834)       (419,397)      (235,411)      (210,531)
   Transfers for contract benefits and
      terminations                                         (2,749,617)     (3,587,089)    (1,958,469)    (2,255,819)
   Contract maintenance charges                               (19,946)        (26,416)       (12,454)       (15,539)
Adjustments to net assets allocated
   to contracts in payout period                                    3             (57)             2           (101)
                                                        -------------   -------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                              (2,832,009)     (3,911,074)    (2,187,470)    (2,424,059)
                                                        -------------   -------------   ------------   ------------
Total increase (decrease) in net assets                      (613,123)     (3,440,556)      (904,727)      (815,555)
Net assets at beginning of period                          13,451,332      16,891,888      8,912,060      9,727,615
                                                        -------------   -------------   ------------   ------------
Net assets at end of period                             $  12,838,209   $  13,451,332   $  8,007,333   $  8,912,060
                                                        =============   =============   ============   ============

Accumulation units:
   Purchases                                                   39,606          21,794         67,843         51,707
   Withdrawals                                               (151,331)       (199,287)      (184,330)      (200,039)
                                                        -------------   -------------   ------------   ------------
Net increase (decrease) in units outstanding                 (111,725)       (177,493)      (116,487)      (148,332)
Units outstanding at beginning of period                      602,655         780,148        512,580        660,912
                                                        -------------   -------------   ------------   ------------
Units outstanding at end of period                            490,930         602,655        396,093        512,580
                                                        =============   =============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                        Federated
                                                        -----------------------------------------------------------
                                                                                          Fund for U.S. Government
                                                             Prime Money Fund II               Securities II
                                                        -----------------------------   ---------------------------
                                                             2007            2006           2007           2006
                                                        -------------   -------------   ------------   ------------
Income:
   Dividends                                            $     319,594   $     389,164   $    414,680   $    503,893
Expenses:
   Mortality & expense risk                                   (72,178)        (93,266)       (93,940)      (115,457)
   Administrative charges                                     (15,709)        (21,240)       (19,905)       (25,397)
                                                        -------------   -------------   ------------   ------------
Net investment income (expense)                                231,707        274,658        300,835        363,039
                                                        -------------   -------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares              --              --        (54,968)      (131,438)
   Net realized gain distributions                                 --              --             --             --
                                                        -------------   -------------   ------------   ------------
      Net realized gains (losses)                                  --              --        (54,968)      (131,438)
                                                        -------------   -------------   ------------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                                 --              --        181,330         47,254
                                                        -------------   -------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                                 231,707         274,658        427,197        278,855
                                                        -------------   -------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                      28,272          14,480         43,846         78,207
   Transfers between subaccounts
      (including fixed accounts), net                       3,300,198       3,382,479        203,514       (187,991)
   Transfers for contract benefits and
      terminations                                         (5,063,105)     (5,747,368)    (1,892,752)    (3,458,497)
   Contract maintenance charges                               (16,560)        (26,631)       (11,697)       (16,271)
Adjustments to net assets allocated
   to contracts in payout period                                   --              --             --             --
                                                        -------------   -------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                              (1,751,195)     (2,377,040)    (1,657,089)    (3,584,552)
                                                        -------------   -------------   ------------   ------------
Total increase (decrease) in net assets                    (1,519,488)     (2,102,382)    (1,229,892)    (3,305,697)
Net assets at beginning of period                           7,486,674       9,589,056      9,697,911     13,003,608
                                                        -------------   -------------   ------------   ------------
Net assets at end of period                             $   5,967,186   $   7,486,674   $  8,468,019   $  9,697,911
                                                        =============   =============   ============   ============

Accumulation units:
   Purchases                                                7,040,851       5,109,193        157,336         35,680
   Withdrawals                                             (8,356,696)     (7,045,256)      (258,345)      (273,285)
                                                        -------------   -------------   ------------   ------------
Net increase (decrease) in units outstanding               (1,315,845)     (1,936,063)      (101,009)      (237,605)
Units outstanding at beginning of period                    5,861,880       7,797,943        611,666        849,271
                                                        -------------   -------------   ------------   ------------
Units outstanding at end of period                          4,546,035       5,861,880        510,657        611,666
                                                        =============   =============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                        Fidelity
                                                        -------------------------------------------------------
                                                           VIP Asset Manager        VIP Asset Manager: Growth
                                                        -----------------------   -----------------------------
                                                           2007         2006           2007            2006
                                                        ----------   ----------   -------------   -------------
Income:
   Dividends                                            $    5,138   $    3,230   $     424,923   $     248,508
Expenses:
   Mortality & expense risk                                 (1,204)      (1,069)       (102,479)       (115,326)
   Administrative charges                                     (144)        (131)        (20,484)        (23,992)
                                                        ----------   ----------   -------------   -------------
Net investment income (expense)                              3,790        2,030         301,960         109,190
                                                        ----------   ----------   -------------   -------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares          530          205         (49,218)       (401,869)
   Net realized gain distributions                           1,604           --              --              --
                                                        ----------   ----------   -------------   -------------
      Net realized gains (losses)                            2,134          205         (49,218)       (401,869)
                                                        ----------   ----------   -------------   -------------
Change in unrealized appreciation (depreciation)
   during the year                                           6,298        1,816       1,381,517         902,586
                                                        ----------   ----------   -------------   -------------
Increase (decrease) in net assets from
   operations                                               12,222        4,051       1,634,259         609,907
                                                        ----------   ----------   -------------   -------------

Contract transactions:
   Payments received from contract owners                       --           --          31,692          56,330
   Transfers between subaccounts
      (including fixed accounts), net                       50,000      (30,000)       (226,583)         42,055
   Transfers for contract benefits and
      terminations                                          (4,512)     (57,628)     (2,184,799)     (2,841,855)
   Contract maintenance charges                                (42)         (70)        (13,896)        (16,467)
Adjustments to net assets allocated
   to contracts in payout period                                --           --               9            (199)
                                                        ----------   ----------   -------------   -------------
Net increase (decrease) in net assets
   from contract transactions                               45,446      (87,698)     (2,393,577)     (2,760,136)
                                                        ----------   ----------   -------------   -------------
Total increase (decrease) in net assets                     57,668      (83,647)       (759,318)     (2,150,229)
Net assets at beginning of period                           56,091      139,738      10,522,072      12,672,301
                                                        ----------   ----------   -------------   -------------
Net assets at end of period                             $  113,759   $   56,091   $   9,762,754   $  10,522,072
                                                        ==========   ==========   =============   =============

Accumulation units:
   Purchases                                                 2,420           --          43,613          17,451
   Withdrawals                                                (204)      (4,643)       (154,588)       (164,133)
                                                        ----------   ----------   -------------   -------------
Net increase (decrease) in units outstanding                 2,216       (4,643)       (110,975)       (146,682)
Units outstanding at beginning of period                     2,837        7,480         532,663         679,345
                                                        ----------   ----------   -------------   -------------
Units outstanding at end of period                           5,053        2,837         421,688         532,663
                                                        ==========   ==========   =============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                        Fidelity (continued)
                                                        ---------------------------------------------------------
                                                        VIP Asset Manager: Growth
                                                                 SVC CL 2                   VIP Contrafund
                                                        -------------------------   -----------------------------
                                                            2007          2006           2007            2006
                                                        -----------   -----------   -------------   -------------
Income:
   Dividends                                            $     3,469   $     1,444   $     204,441   $     338,256
Expenses:
   Mortality & expense risk                                  (1,202)       (1,064)       (241,507)       (269,999)
   Administrative charges                                      (308)         (276)        (48,228)        (56,075)
                                                        -----------   -----------   -------------   -------------
Net investment income (expense)                               1,959           104         (85,294)         12,182
                                                        -----------   -----------   -------------   -------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares           474           329       1,550,666       1,778,780
   Net realized gain distributions                               --            --       5,473,130       2,033,476
                                                        -----------   -----------   -------------   -------------
      Net realized gains (losses)                               474           329       7,023,796       3,812,256
                                                        -----------   -----------   -------------   -------------
Change in unrealized appreciation (depreciation)
   during the year                                           11,818         3,682      (3,413,118)     (1,215,074)
                                                        -----------   -----------   -------------   -------------
Increase (decrease) in net assets from
   operations                                                14,251         4,115       3,525,384       2,609,364
                                                        -----------   -----------   -------------   -------------

Contract transactions:
   Payments received from contract owners                     1,723         1,371          48,319          77,412
   Transfers between subaccounts
      (including fixed accounts), net                            --            --        (371,537)         12,929
   Transfers for contract benefits and
      terminations                                           (1,623)       (1,271)     (5,668,488)     (7,140,419)
   Contract maintenance charges                                  (5)           (5)        (27,684)        (37,595)
Adjustments to net assets allocated
   to contracts in payout period                                 --            --             190           1,127
                                                        -----------   -----------   -------------   -------------
Net increase (decrease) in net assets
   from contract transactions                                    95            95      (6,019,200)     (7,086,546)
                                                        -----------   -----------   -------------   -------------
Total increase (decrease) in net assets                      14,346         4,210      (2,493,816)     (4,477,182)
Net assets at beginning of period                            85,430        81,220      24,900,274      29,377,456
                                                        -----------   -----------   -------------   -------------
Net assets at end of period                             $    99,776   $    85,430   $  22,406,458   $  24,900,274
                                                        ===========   ===========   =============   =============

Accumulation units:
   Purchases                                                    135           134          43,020          44,455
   Withdrawals                                                 (128)         (122)       (210,937)       (252,595)
                                                        -----------   -----------   -------------   -------------
Net increase (decrease) in units outstanding                      7            12        (167,917)       (208,140)

Units outstanding at beginning of period                      7,981         7,969         724,932         933,072
                                                        -----------   -----------   -------------   -------------
Units outstanding at end of period                            7,988         7,981         557,015         724,932
                                                        ===========   ===========   =============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                             Fidelity (continued)
                                                             -------------------------------------------------------
                                                             VIP Contrafund SVC CL 2          VIP Equity Income
                                                             -----------------------    ----------------------------
                                                                2007          2006          2007            2006
                                                             ----------    ---------    ------------    ------------
Income:
   Dividends                                                 $    3,064    $   4,265    $    324,933    $    752,674
Expenses
   Mortality & expense risk                                      (5,754)      (5,228)       (205,127)       (229,594)
   Administrative charges                                        (2,271)      (2,093)        (40,857)        (47,704)
                                                             ----------    ---------    ------------    ------------
Net investment income (expense)                                  (4,961)      (3,056)         78,949         475,376
                                                             ----------    ---------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares            44,557       18,984         755,266         527,160
   Net realized gain distributions                              104,861       36,904       1,432,437       2,690,269
                                                             ----------    ---------    ------------    ------------
      Net realized gains (losses)                               149,418       55,888       2,187,703       3,217,429
                                                             ----------    ---------    ------------    ------------
Change in unrealized appreciation (depreciation)
   during the year                                              (81,209)     (12,624)     (2,016,227)        151,797
                                                             ----------    ---------    ------------    ------------
Increase (decrease) in net assets from
   operations                                                    63,248       40,208         250,425       3,844,602
                                                             ----------    ---------    ------------    ------------

Contract transactions:
   Payments received from contract owners                         3,456        4,097          70,765          90,678
   Transfers between subaccounts
     (including fixed accounts), net                            (48,897)      60,313        (121,426)        (54,126)
   Transfers for contract benefits and
     terminations                                               (52,945)     (38,683)     (5,311,941)     (6,013,508)
   Contract maintenance charges                                  (1,293)      (1,694)        (29,182)        (34,077)
Adjustments to net assets allocated
   to contracts in payout period                                     --           --               3             (86)
                                                             ----------    ---------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                                   (99,679)      24,033      (5,391,781)     (6,011,119)
                                                             ----------    ---------    ------------    ------------
Total increase (decrease) in net assets                         (36,431)      64,241      (5,141,356)     (2,166,517)
Net assets at beginning of period                               463,364      399,123      22,135,306      24,301,823
                                                             ----------    ---------    ------------    ------------
Net assets at end of period                                  $  426,933    $ 463,364    $ 16,993,950    $ 22,135,306
                                                             ==========    =========    ============    ============

Accumulation units:
   Purchases                                                     21,770        4,913          49,170          32,320
   Withdrawals                                                  (27,925)      (3,189)       (239,720)       (277,808)
                                                             ----------    ---------    ------------    ------------
Net increase (decrease) in units outstanding                     (6,155)       1,724        (190,550)       (245,488)
Units outstanding at beginning of period                         30,818       29,094         817,955       1,063,443
                                                             ----------    ---------    ------------    ------------
Units outstanding at end of period                               24,663       30,818         627,405         817,955
                                                             ==========    =========    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                             Fidelity (continued)
                                                             -----------------------------------------------------
                                                             VIP Equity Income SVC CL 2           VIP Growth
                                                             --------------------------    -----------------------
                                                                 2007           2006          2007          2006
                                                             -----------    -----------    ----------    ---------
Income:
   Dividends                                                 $     6,896    $    11,826    $      845    $     648
Expenses:
   Mortality & expense risk                                       (5,824)        (4,974)       (1,322)      (1,727)
   Administrative charges                                         (2,102)        (1,817)         (159)        (219)
                                                             -----------    -----------    ----------    ---------
Net investment income (expense)                                   (1,030)         5,035          (636)      (1,298)
                                                             -----------    -----------    ----------    ---------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares             22,488          7,226          (250)     (20,622)
   Net realized gain distributions                                34,750         49,503            89           --
                                                             -----------    -----------    ----------    ---------
      Net realized gains (losses)                                 57,238         56,729          (161)     (20,622)
                                                             -----------    -----------    ----------    ---------
Change in unrealized appreciation (depreciation)
   during the year                                               (55,718)         6,039        24,344       27,137
                                                             -----------    -----------    ----------    ---------
Increase (decrease) in net assets from
   operations                                                        490         67,803        23,547        5,217
                                                             -----------    -----------    ----------    ---------

Contract transactions:
   Payments received from contract owners                          6,738          5,342            --           --
   Transfers between subaccounts
     (including fixed accounts), net                              (7,789)        64,158            --      (40,000)
   Transfers for contract benefits and
     terminations                                                (52,302)       (27,514)      (10,933)     (36,875)
   Contract maintenance charges                                     (512)        (1,279)         (127)        (141)
Adjustments to net assets allocated
   to contracts in payout period                                      --             --            --           --
                                                             -----------    -----------    ----------    ---------
Net increase (decrease) in net assets
   from contract transactions                                    (53,865)        40,707       (11,060)     (77,016)
                                                             -----------    -----------    ----------    ---------
Total increase (decrease) in net assets                          (53,375)       108,510        12,487      (71,799)
Net assets at beginning of period                                462,497        353,987        96,469      168,268
                                                             -----------    -----------    ----------    ---------
Net assets at end of period                                  $   409,122    $   462,497    $  108,956    $  96,469
                                                             ===========    ===========    ==========    =========

Accumulation units:
   Purchases                                                      21,220          6,283            --           --
   Withdrawals                                                   (25,076)        (2,809)         (367)      (3,142)
                                                             -----------    -----------    ----------    ---------
Net increase (decrease) in units outstanding                      (3,856)         3,474          (367)      (3,142)
Units outstanding at beginning of period                          35,653         32,179         3,750        6,892
                                                             -----------    -----------    ----------    ---------
Units outstanding at end of period                                31,797         35,653         3,383        3,750
                                                             ===========    ===========    ==========    =========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                             Fidelity (continued)
                                                             ----------------------------------------------------------
                                                                     VIP Index 500             VIP Index 500 SVC CL 2
                                                             ----------------------------    --------------------------
                                                                 2007            2006            2007           2006
                                                             ------------    ------------    -----------    -----------
Income:
   Dividends                                                 $    852,962    $    537,086    $    56,298    $    29,342
Expenses:
   Mortality & expense risk                                      (254,487)       (293,092)       (23,425)       (23,671)
   Administrative charges                                         (50,674)        (60,131)        (9,256)        (9,881)
                                                             ------------    ------------    -----------    -----------
Net investment income (expense)                                   547,801         183,863         23,617         (4,210)
                                                             ------------    ------------    -----------    -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares             993,690         292,089        134,637         91,448
   Net realized gain distributions                                     --              --             --             --
                                                             ------------    ------------    -----------    -----------
      Net realized gains (losses)                                 993,690         292,089        134,637         91,448
                                                             ------------    ------------    -----------    -----------
Change in unrealized appreciation (depreciation)
   during the year                                               (432,840)      3,172,319        (92,404)       148,222
                                                             ------------    ------------    -----------    -----------
Increase (decrease) in net assets from
   operations                                                   1,108,651       3,648,271         65,850        235,460
                                                             ------------    ------------    -----------    -----------

Contract transactions:
   Payments received from contract owners                          91,286         189,472          7,777          7,122
   Transfers between subaccounts
     (including fixed accounts), net                             (433,081)     (2,303,647)       (75,845)       (25,575)
   Transfers for contract benefits and
     terminations                                              (6,051,119)     (6,493,493)      (259,563)      (237,649)
   Contract maintenance charges                                   (32,801)        (46,571)       (12,155)        (9,303)
Adjustments to net assets allocated
   to contracts in payout period                                       --              --             --             --
                                                             ------------    ------------    -----------    -----------
Net increase (decrease) in net assets
   from contract transactions                                  (6,425,715)     (8,654,239)      (339,786)      (265,405)
                                                             ------------    ------------    -----------    -----------
Total increase (decrease) in net assets                        (5,317,064)     (5,005,968)      (273,936)       (29,945)
Net assets at beginning of period                              26,360,180      31,366,148      1,879,799      1,909,744
                                                             ------------    ------------    -----------    -----------
Net assets at end of period                                  $ 21,043,116    $ 26,360,180    $ 1,605,863    $ 1,879,799
                                                             ============    ============    ===========    ===========

Accumulation units:
   Purchases                                                      119,462          42,954         18,613          4,642
   Withdrawals                                                   (479,266)       (586,587)       (48,340)       (30,549)
                                                             ------------    ------------    -----------    -----------
Net increase (decrease) in units outstanding                     (359,804)       (543,633)       (29,727)       (25,907)
Units outstanding at beginning of period                        1,533,024       2,076,657        170,627        196,534
                                                             ------------    ------------    -----------    -----------
Units outstanding at end of period                              1,173,220       1,533,024        140,900        170,627
                                                             ============    ============    ===========    ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                             Fidelity (continued)          MFS
                                                             --------------------------    ----------------------------
                                                                     VIP Mid Cap                Core Equity Series
                                                             --------------------------    ----------------------------
                                                                 2007           2006           2007            2006
                                                             -----------    -----------    ------------    ------------
Income:
   Dividends                                                 $     9,836    $     3,622    $     42,413    $     61,167
Expenses:
   Mortality & expense risk                                      (20,273)       (22,219)       (121,968)       (136,772)
   Administrative charges                                         (4,313)        (4,755)        (24,309)        (27,974)
                                                             -----------    -----------    ------------    ------------
Net investment income (expense)                                  (14,750)       (23,352)       (103,864)       (103,579)
                                                             -----------    -----------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares            101,224         86,278         424,939        (184,423)
   Net realized gain distributions                               190,201        241,526              --              --
                                                             -----------    -----------    ------------    ------------
      Net realized gains (losses)                                291,425        327,804         424,939        (184,423)
                                                             -----------    -----------    ------------    ------------
Change in unrealized appreciation (depreciation)
   during the year                                               (40,180)       (98,672)        859,318       1,793,934
                                                             -----------    -----------    ------------    ------------
Increase (decrease) in net assets from
   operations                                                    236,495        205,780       1,180,393       1,505,932
                                                             -----------    -----------    ------------    ------------

Contract transactions:
   Payments received from contract owners                         17,063         15,002          54,796          87,411
   Transfers between subaccounts
     (including fixed accounts), net                             259,857        306,292        (507,877)       (365,295)
   Transfers for contract benefits and
     terminations                                               (635,484)      (434,384)     (3,092,150)     (3,121,344)
   Contract maintenance charges                                   (2,728)        (4,576)        (15,094)        (24,303)
Adjustments to net assets allocated
   to contracts in payout period                                      --             --              --              --
                                                             -----------    -----------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                                   (361,292)      (117,666)     (3,560,325)     (3,423,531)
                                                             -----------    -----------    ------------    ------------
Total increase (decrease) in net assets                         (124,797)        88,114      (2,379,932)     (1,917,599)
Net assets at beginning of period                              2,012,645      1,924,531      12,614,768      14,532,367
                                                             -----------    -----------    ------------    ------------
Net assets at end of period                                  $ 1,887,848    $ 2,012,645    $ 10,234,836    $ 12,614,768
                                                             ===========    ===========    ============    ============

Accumulation units:
   Mortality & expense risk                                       21,638         30,428          78,943          31,990
   Administrative charges                                        (37,484)       (35,919)       (273,891)       (249,154)
                                                             -----------    -----------    ------------    ------------
Net increase (decrease) in units outstanding                     (15,846)        (5,491)       (194,948)       (217,164)
Units outstanding at beginning of period                          89,932         95,423         739,625         956,789
                                                             -----------    -----------    ------------    ------------
Units outstanding at end of period                                74,086         89,932         544,677         739,625
                                                             ===========    ===========    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                           MFS (continued)
                                                                           --------------------------------------------------------
                                                                              Core Equity Series SC        Emerging Growth Series
                                                                           ---------------------------   --------------------------
                                                                              2007           2006            2007          2006
                                                                           ----------   --------------   -----------   ------------
Income:
   Dividends                                                               $      775   $        1,399   $        --   $         --
Expenses:
   Mortality & expense risk                                                   (10,511)         (10,474)     (117,634)      (126,547)
   Administrative charges                                                      (4,339)          (4,601)      (23,494)       (26,152)
                                                                           ----------   --------------   -----------   ------------
Net investment income (expense)                                               (14,075)         (13,676)     (141,128)      (152,699)
                                                                           ----------   --------------   -----------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                          64,281           33,862      (543,552)    (1,225,248)
   Net realized gain distributions                                                 --               --            --             --
                                                                           ----------   --------------   -----------   ------------
     Net realized gains (losses)                                               64,281           33,862      (543,552)    (1,225,248)
                                                                           ----------   --------------   -----------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                                             21,898           70,023     2,755,443      2,150,611
                                                                           ----------   --------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                                                  72,104           90,209     2,070,763        772,664
                                                                           ----------   --------------   -----------   ------------

Contract transactions:
   Payments received from contract owners                                       4,285            3,065        31,561         44,358
   Transfers between subaccounts
     (including fixed accounts), net                                          (63,539)          18,125      (194,207)      (268,679)
   Transfers for contract benefits and
     terminations                                                            (120,813)        (145,912)   (2,247,870)    (2,750,937)
   Contract maintenance charges                                                (5,331)          (6,642)      (17,974)       (20,919)
Adjustments to net assets allocated
   to contracts in payout period                                                   --               --             3            (56)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in net assets
   from contract transactions                                                (185,398)        (131,364)   (2,428,487)    (2,996,233)
                                                                           ----------   --------------   -----------   ------------
Total increase (decrease) in net assets                                      (113,294)         (41,155)     (357,724)    (2,223,569)
Net assets at beginning of period                                             821,848          863,003    11,667,590     13,891,159
                                                                           ----------   --------------   -----------   ------------
Net assets at end of period                                                $  708,554   $      821,848   $11,309,866   $ 11,667,590
                                                                           ==========   ==============   ===========   ============

Accumulation units:
   Purchases                                                                   13,521            4,713        45,911         15,815
   Withdrawals                                                                (33,316)         (20,814)     (151,994)      (167,056)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in units outstanding                                  (19,795)         (16,101)     (106,083)      (151,241)

Units outstanding at beginning of period                                       94,550          110,651       562,815        714,056
                                                                           ----------   --------------   -----------   ------------
Units outstanding at end of period                                             74,755           94,550       456,732        562,815
                                                                           ==========   ==============   ===========   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                           MFS (continued)
                                                                           --------------------------------------------------------
                                                                            Emerging Growth Series SC         High Income Series
                                                                           ---------------------------   --------------------------
                                                                               2007          2006            2007          2006
                                                                           ----------   --------------   -----------   ------------
Income:
   Dividends                                                               $       --   $           --   $   338,254   $    463,078
Expenses:
   Mortality & expense risk                                                      (587)            (929)      (47,692)       (57,919)
   Administrative charges                                                        (174)            (340)       (9,515)       (11,878)
                                                                           ----------   --------------   -----------   ------------
Net investment income (expense)                                                  (761)          (1,269)      281,047        393,281
                                                                           ----------   --------------   -----------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                           2,798            8,788        52,109         30,108
   Net realized gain distributions                                                 --               --            --             --
                                                                           ----------   --------------   -----------   ------------
     Net realized gains (losses)                                                2,798            8,788        52,109         30,108
                                                                           ----------   --------------   -----------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                                              5,877           (3,133)     (286,805)        61,494
                                                                           ----------   --------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                                                   7,914            4,386        46,351        484,883
                                                                           ----------   --------------   -----------   ------------
Contract transactions:
   Payments received from contract owners                                          --               --        10,828         39,393
   Transfers between subaccounts
     (including fixed accounts), net                                               --          (34,874)     (133,011)       (40,878)
   Transfers for contract benefits and
     terminations                                                              (9,761)            (344)   (1,423,273)    (1,433,902)
   Contract maintenance charges                                                    (9)             (10)       (4,120)        (5,044)
Adjustments to net assets allocated
   to contracts in payout period                                                   --               --           160          1,070
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in net assets
   from contract transactions                                                  (9,770)         (35,228)   (1,549,416)    (1,439,361)
                                                                           ----------   --------------   -----------   ------------
Total increase (decrease) in net assets                                        (1,856)         (30,842)   (1,503,065)      (954,478)
Net assets at beginning of period                                              51,025           81,867     5,406,908      6,361,386
                                                                           ----------   --------------   -----------   ------------
Net assets at end of period                                                $   49,169   $       51,025   $ 3,903,843   $  5,406,908
                                                                           ==========   ==============   ===========   ============

Accumulation units:
   Purchases                                                                       --               --        37,931         36,829
   Withdrawals                                                                 (1,144)          (4,026)     (125,810)      (126,043)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in units outstanding                                   (1,144)          (4,026)      (87,879)       (89,214)
Units outstanding at beginning of period                                        5,880            9,906       313,654        402,868
                                                                           ----------   --------------   -----------   ------------
Units outstanding at end of period                                              4,736            5,880       225,775        313,654
                                                                           ==========   ==============   ===========   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                           MFS (continued)
                                                                           --------------------------------------------------------
                                                                              High Income Series SC            Research Series
                                                                           ---------------------------   --------------------------
                                                                              2007           2006            2007          2006
                                                                           ----------   --------------   -----------   ------------
Income:
   Dividends                                                               $   13,142   $       13,158   $    59,328   $     48,630
Expenses:
   Mortality & expense risk                                                    (2,568)          (2,382)      (84,545)       (93,498)
   Administrative charges                                                        (968)            (918)      (16,893)       (19,612)
                                                                           ----------   --------------   -----------   ------------
Net investment income (expense)                                                 9,606            9,858       (42,110)       (64,480)
                                                                           ----------   --------------   -----------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                           3,237            1,341        68,493       (291,401)
   Net realized gain distributions                                                 --               --            --             --
                                                                           ----------   --------------   -----------   ------------
     Net realized gains (losses)                                                3,237            1,341        68,493       (291,401)
                                                                           ----------   --------------   -----------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                                            (13,628)           4,043       915,750      1,132,571
                                                                           ----------   --------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                                                    (785)          15,242       942,133        776,690
                                                                           ----------   --------------   -----------   ------------

Contract transactions:
   Payments received from contract owners                                       1,045                3        40,550         27,327
   Transfers between subaccounts
     (including fixed accounts), net                                           15,843           17,514      (210,250)      (140,019)
   Transfers for contract benefits and
     terminations                                                             (19,121)          (8,934)   (1,566,826)    (2,433,033)
   Contract maintenance charges                                                   (44)            (340)      (11,887)       (15,707)
Adjustments to net assets allocated
   to contracts in payout period                                                   --               --             3            (51)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in net assets
   from contract transactions                                                  (2,277)           8,243    (1,748,410)    (2,561,483)
                                                                           ----------   --------------   -----------   ------------
Total increase (decrease) in net assets                                        (3,062)          23,485      (806,277)    (1,784,793)
Net assets at beginning of period                                             204,267          180,782     8,627,171     10,411,964
                                                                           ----------   --------------   -----------   ------------
Net assets at end of period                                                $  201,205   $      204,267   $ 7,820,894   $  8,627,171
                                                                           ==========   ==============   ===========   ============

Accumulation units:
   Purchases                                                                   11,532            1,996        27,506          8,013
   Withdrawals                                                                (11,743)          (1,303)     (106,799)      (139,663)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in units outstanding                                     (211)             693       (79,293)      (131,650)
Units outstanding at beginning of period                                       15,724           15,031       415,713        547,363
                                                                           ----------   --------------   -----------   ------------
Units outstanding at end of period                                             15,513           15,724       336,420        415,713
                                                                           ==========   ==============   ===========   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                           MFS (continued)
                                                                           --------------------------------------------------------
                                                                               Research Series SC          Strategic Income Series
                                                                           ---------------------------   --------------------------
                                                                              2007           2006            2007          2006
                                                                           ----------   --------------   -----------   ------------
Income:
   Dividends                                                               $      176   $          103   $   193,483   $    241,539
Expenses:
   Mortality & expense risk                                                      (465)            (410)      (39,511)       (45,026)
   Administrative charges                                                        (196)            (173)       (7,893)        (9,237)
                                                                           ----------   --------------   -----------   ------------
Net investment income (expense)                                                  (485)            (480)      146,079        187,276
                                                                           ----------   --------------   -----------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                             565              275        34,572         31,955
   Net realized gain distributions                                                 --               --            --         32,298
                                                                           ----------   --------------   -----------   ------------
     Net realized gains (losses)                                                  565              275        34,572         64,253
                                                                           ----------   --------------   -----------   ------------
Change in unrealized appreciation (depreciation)
   during the year                                                              3,673            2,854       (85,368)       (24,268)
                                                                           ----------   --------------   -----------   ------------
Increase (decrease) in net assets from
   operations                                                                   3,753            2,649        95,283        227,261
                                                                           ----------   --------------   -----------   ------------

Contract transactions:
   Payments received from contract owners                                          --               --        11,657          8,789
   Transfers between subaccounts
     (including fixed accounts), net                                             (827)            (374)      162,732        168,121
   Transfers for contract benefits and
     terminations                                                                 (1)               --      (930,196)      (972,547)
   Contract maintenance charges                                                    --               --        (4,294)        (5,505)
Adjustments to net assets allocated
   to contracts in payout period                                                   --               --            --             --
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in net assets
   from contract transactions                                                    (828)            (374)     (760,101)      (801,142)
                                                                           ----------   --------------   -----------   ------------
Total increase (decrease) in net assets                                         2,925            2,275      (664,818)      (573,881)
Net assets at beginning of period                                              34,336           32,061     4,197,467      4,771,348
                                                                           ----------   --------------   -----------   ------------
Net assets at end of period                                                $   37,261   $       34,336   $ 3,532,649   $  4,197,467
                                                                           ==========   ==============   ===========   ============

Accumulation units:
   Purchases                                                                       --               --        45,416         20,571
   Withdrawals                                                                    (73)             (36)      (95,575)       (76,420)
                                                                           ----------   --------------   -----------   ------------
Net increase (decrease) in units outstanding                                      (73)             (36)      (50,159)       (55,849)

Units outstanding at beginning of period                                        3,377            3,413       281,389        337,238
                                                                           ----------   --------------   -----------   ------------
Units outstanding at end of period                                              3,304            3,377       231,230        281,389
                                                                           ==========   ==============   ===========   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                           MFS (continued)               Pioneer
                                                           --------------------------    --------------------------
                                                           Strategic Income Series SC         Equity Income VCT
                                                           --------------------------    --------------------------
                                                               2007           2006           2007           2006
                                                           -----------    -----------    -----------    -----------
Income:
   Dividends                                               $     6,568    $     6,937    $    49,003    $    56,568
Expenses:
   Mortality & expense risk                                     (2,176)        (1,729)       (24,022)       (24,761)
   Administrative charges                                         (906)          (732)        (5,196)        (5,421)
                                                           -----------    -----------    -----------    -----------
Net investment income (expense)                                  3,486          4,476         19,785         26,386
                                                           -----------    -----------    -----------    -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares             (152)           (34)       274,154        167,147
   Net realized gain distributions                                  --            971         73,521         37,652
                                                           -----------    -----------    -----------    -----------
      Net realized gains (losses)                                 (152)           937        347,675        204,799
                                                           -----------    -----------    -----------    -----------
Change in unrealized appreciation (depreciation)
  during the year                                                 (984)           685       (337,704)       222,211
                                                           -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
  operations                                                     2,350          6,098         29,756        453,396
                                                           -----------    -----------    -----------    -----------

Contract transactions:
   Payments received from contract owners                           --             16          7,577         13,103
   Transfers between subaccounts
     (including fixed accounts), net                            57,013            187       (271,577)       677,573
   Transfers for contract benefits and
     terminations                                               (7,869)        (1,980)      (801,372)      (766,045)
   Contract maintenance charges                                     (7)           (68)        (2,616)        (3,786)
Adjustments to net assets allocated
   to contracts in payout period                                    --             --             --             --
                                                           -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  from contract transactions                                    49,137         (1,845)    (1,067,988)       (79,155)
                                                           -----------    -----------    -----------    -----------
Total increase (decrease) in net assets                         51,487          4,253     (1,038,232)       374,241
Net assets at beginning of period                              140,771        136,518      2,678,269      2,304,028
                                                           -----------    -----------    -----------    -----------
Net assets at end of period                                $   192,258    $   140,771    $ 1,640,037    $ 2,678,269
                                                           ===========    ===========    ===========    ===========

Accumulation units:
   Purchases                                                    18,199             21         57,402         66,716
   Withdrawals                                                 (14,483)          (166)      (124,871)       (73,464)
                                                           -----------    -----------    -----------    -----------
Net increase (decrease) in units outstanding                     3,716           (145)       (67,469)        (6,748)
Units outstanding at beginning of period                        10,814         10,959        178,231        184,979
                                                           -----------    -----------    -----------    -----------
Units outstanding at end of period                              14,530         10,814        110,762        178,231
                                                           ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                           Pioneer (continued)
                                                           ----------------------------------------------------
                                                                    Fund VCT                Independence VCT
                                                           --------------------------    ----------------------
                                                               2007           2006          2007         2006
                                                           -----------    -----------    ---------    ---------
Income:
   Dividends                                               $    13,420    $    15,743    $      --    $      --
Expenses:
   Mortality & expense risk                                    (15,171)       (15,471)      (1,401)      (1,717)
   Administrative charges                                       (3,175)        (3,305)        (377)        (442)
                                                           -----------    -----------    ---------    ---------
Net investment income (expense)                                 (4,926)        (3,033)      (1,778)      (2,159)
                                                           -----------    -----------    ---------    ---------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares           92,008         92,314       13,378       12,909
   Net realized gain distributions                                  --             --           --           --
                                                           -----------    -----------    ---------    ---------
      Net realized gains (losses)                               92,008         92,314       13,378       12,909
                                                           -----------    -----------    ---------    ---------
Change in unrealized appreciation (depreciation)
  during the year                                              (34,337)       116,054       (6,429)         541
                                                           -----------    -----------    ---------    ---------
Increase (decrease) in net assets from
  operations                                                    52,745        205,335        5,171       11,291
                                                           -----------    -----------    ---------    ---------

Contract transactions:
   Payments received from contract owners                        3,407          9,691           --           --
   Transfers between subaccounts
     (including fixed accounts), net                            40,159        (30,217)      41,537      (35,014)
   Transfers for contract benefits and
     terminations                                             (269,295)      (180,085)     (51,727)     (40,562)
   Contract maintenance charges                                 (2,352)        (3,487)        (240)        (795)
Adjustments to net assets allocated
  to contracts in payout period                                     --             --           --           --
                                                           -----------    -----------    ---------    ---------
Net increase (decrease) in net assets
  from contract transactions                                  (228,081)      (204,098)     (10,430)     (76,371)
                                                           -----------    -----------    ---------    ---------
Total increase (decrease) in net assets                       (175,336)         1,237       (5,259)     (65,080)
Net assets at beginning of period                            1,406,366      1,405,129      131,452      196,532
                                                           -----------    -----------    ---------    ---------
Net assets at end of period                                $ 1,231,030    $ 1,406,366    $ 126,193    $ 131,452
                                                           ===========    ===========    =========    =========

Accumulation units:
   Purchases                                                    11,244         24,789       10,745        5,495
   Withdrawals                                                 (30,956)       (43,687)     (12,582)     (17,378)
                                                           -----------    -----------    ---------    ---------
Net increase (decrease) in units outstanding                   (19,712)       (18,898)      (1,837)     (11,883)
Units outstanding at beginning of period                       128,203        147,101       19,097       30,980
                                                           -----------    -----------    ---------    ---------
Units outstanding at end of period                             108,491        128,203       17,260       19,097
                                                           ===========    ===========    =========    =========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                           Pioneer (continued)
                                                           -------------------------------------------------------
                                                                Mid Cap Value VCT           Mid Cap Value VCT II
                                                           ---------------------------   -------------------------
                                                               2007           2006          2007           2006
                                                           ------------   ------------   -----------   -----------
Income:
   Dividends                                               $    102,653   $    155,212   $     8,892   $        --
Expenses:
   Mortality & expense risk                                    (136,225)      (154,425)      (19,230)      (18,996)
   Administrative charges                                       (27,151)       (31,498)       (7,830)       (8,057)
                                                           ------------   ------------   -----------   -----------
Net investment income (expense)                                 (60,723)       (30,711)      (18,168)      (27,053)
                                                           ------------   ------------   -----------   -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares           661,891        863,381        74,103        75,372
   Net realized gain distributions                            1,370,025      3,866,296       158,883       370,973
                                                           ------------   ------------   -----------   -----------
      Net realized gains (losses)                             2,031,916      4,729,677       232,986       446,345
                                                           ------------   ------------   -----------   -----------
Change in unrealized appreciation (depreciation)
  during the year                                            (1,248,560)    (3,132,442)     (141,101)     (267,838)
                                                           ------------   ------------   -----------   -----------
Increase (decrease) in net assets from
  operations                                                    722,633      1,566,524        73,717       151,454
                                                           ------------   ------------   -----------   -----------

Contract transactions:
   Payments received from contract owners                        58,814         74,023         8,440         4,564
   Transfers between subaccounts
     (including fixed accounts), net                           (486,325)      (741,841)     (102,214)       16,505
   Transfers for contract benefits and
     terminations                                            (3,390,265)    (3,210,349)     (291,085)     (179,656)
   Contract maintenance charges                                 (16,360)       (23,350)      (13,048)       (7,736)
Adjustments to net assets allocated
  to contracts in payout period                                      --             --            --            --
                                                           ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
  from contract transactions                                 (3,834,136)    (3,901,517)     (397,907)     (166,323)
                                                           ------------   ------------   -----------   -----------
Total increase (decrease) in net assets                      (3,111,503)    (2,334,993)     (324,190)      (14,869)
Net assets at beginning of period                            14,158,004     16,492,997     1,541,868     1,556,737
                                                           ------------   ------------   -----------   -----------
Net assets at end of period                                $ 11,046,501   $ 14,158,004   $ 1,217,678   $ 1,541,868
                                                           ============   ============   ===========   ===========

Accumulation units:
   Purchases                                                     83,604         33,524        19,485         5,572
   Withdrawals                                                 (224,478)      (199,838)      (42,522)      (16,565)
                                                           ------------   ------------   -----------   -----------
Net increase (decrease) in units outstanding                   (140,874)      (166,314)      (23,037)      (10,993)
Units outstanding at beginning of period                        556,274        722,588        97,112       108,105
                                                           ------------   ------------   -----------   -----------
Units outstanding at end of period                              415,400        556,274        74,075        97,112
                                                           ============   ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                           Pioneer (continued)
                                                           ---------------------------------------------------------
                                                              Real Estate Shares VCT       Real Estate Shares VCT II
                                                           ----------------------------    -------------------------
                                                               2007            2006           2007           2006
                                                           ------------    ------------    ----------    -----------
Income:
   Dividends                                               $    159,607    $    186,245    $   13,749    $    11,720
Expenses:
   Mortality & expense risk                                     (61,664)        (74,799)       (6,910)        (6,371)
   Administrative charges                                       (12,303)        (15,380)       (2,196)        (2,078)
                                                           ------------    ------------    ----------    -----------
Net investment income (expense)                                  85,640          96,066         4,643          3,271
                                                           ------------    ------------    ----------    -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares           925,890         946,516        21,120         16,590
   Net realized gain distributions                              554,774         362,484        51,386         24,398
                                                           ------------    ------------    ----------    -----------
      Net realized gains (losses)                             1,480,664       1,309,000        72,506         40,988
                                                           ------------    ------------    ----------    -----------
Change in unrealized appreciation (depreciation)
  during the year                                            (2,663,549)        806,722      (190,400)       100,718
                                                           ------------    ------------    ----------    -----------
Increase (decrease) in net assets from
  operations                                                 (1,097,245)      2,211,788      (113,251)       144,977
                                                           ------------    ------------    ----------    -----------

Contract transactions:
   Payments received from contract owners                        24,559          27,733         3,562          3,230
   Transfers between subaccounts
     (including fixed accounts), net                         (1,074,171)        232,358       (27,573)        23,031
   Transfers for contract benefits and
     terminations                                            (1,342,811)     (1,926,015)      (22,094)       (17,097)
   Contract maintenance charges                                  (5,469)         (9,724)         (968)          (236)
Adjustments to net assets allocated
  to contracts in payout period                                      --              --            --             --
                                                           ------------    ------------    ----------    -----------
Net increase (decrease) in net assets
  from contract transactions                                 (2,397,892)     (1,675,648)      (47,073)         8,928
                                                           ------------    ------------    ----------    -----------
Total increase (decrease) in net assets                      (3,495,137)        536,140      (160,324)       153,905
Net assets at beginning of period                             7,433,559       6,897,419       582,737        428,832
                                                           ------------    ------------    ----------    -----------
Net assets at end of period                                $  3,938,422    $  7,433,559    $  422,413    $   582,737
                                                           ============    ============    ==========    ===========

Accumulation units:
   Purchases                                                     24,466          30,648         1,918          1,507
   Withdrawals                                                  (97,286)        (84,592)       (3,783)        (1,255)
                                                           ------------    ------------    ----------    -----------
Net increase (decrease) in units outstanding                    (72,820)        (53,944)       (1,865)           252
Units outstanding at beginning of period                        214,446         268,390        20,950         20,698
                                                           ------------    ------------    ----------    -----------
Units outstanding at end of period                              141,626         214,446        19,085         20,950
                                                           ============    ============    ==========    ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                            Pioneer (continued)           DWS Scudder
                                                            ---------------------------   -------------------------
                                                                Small Cap Value VCT                 Bond
                                                            ---------------------------   -------------------------
                                                                2007           2006           2007         2006
                                                            ------------   ------------   -----------   -----------
Income:
   Dividends                                                $      2,168   $         10   $       902   $     1,070
Expenses:
   Mortality & expense risk                                       (4,494)        (5,999)         (242)         (322)
   Administrative charges                                         (1,086)        (1,434)          (29)          (39)
                                                            ------------   ------------   -----------   -----------
Net investment income (expense)                                   (3,412)        (7,423)          631           709
                                                            ------------   ------------   -----------   -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares             14,008         45,839           193           426
   Net realized gain distributions                               100,667         17,426            --            34
                                                            ------------   ------------   -----------   -----------
      Net realized gains (losses)                                114,675         63,265           193           460
                                                            ------------   ------------   -----------   -----------
Change in unrealized appreciation (depreciation)
   during the year                                              (138,886)         1,459          (297)         (487)
                                                            ------------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                                    (27,623)        57,301           527           682
                                                            ------------   ------------   -----------   -----------

Contract transactions:
   Payments received from contract owners                             87         13,544            --            --
   Transfers between subaccounts
      (including fixed accounts), net                            (39,931)       (69,275)           --            --
   Transfers for contract benefits and
      terminations                                              (112,448)      (106,981)       (2,409)       (9,830)
   Contract maintenance charges                                   (3,060)          (661)          (27)          (29)
Adjustments to net assets allocated
   to contracts in payout period                                      --             --            --            --
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
   from contract transactions                                   (155,352)      (163,373)       (2,436)       (9,859)
                                                            ------------   ------------   -----------   -----------
Total increase (decrease) in net assets                         (182,975)      (106,072)       (1,909)       (9,177)
Net assets at beginning of period                                495,844        601,916        21,344        30,521
                                                            ------------   ------------   -----------   -----------
Net assets at end of period                                 $    312,869   $    495,844   $    19,435   $    21,344
                                                            ============   ============   ===========   ===========

Accumulation units:
   Purchases                                                       3,431          8,290            --            --
   Withdrawals                                                   (11,217)       (17,454)         (137)         (576)
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in units outstanding                      (7,786)        (9,164)         (137)         (576)
Units outstanding at beginning of period                          25,016         34,180         1,209         1,785
                                                            ------------   ------------   -----------   -----------
Units outstanding at end of period                                17,230         25,016         1,072         1,209
                                                            ============   ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                            DWS Scudder (continued)
                                                            -------------------------------------------------------
                                                                Global Opportunities          Growth and Income
                                                            ---------------------------   -------------------------
                                                                2007           2006           2007         2006
                                                            ------------   ------------   -----------   -----------
Income:
   Dividends                                                $     44,870   $     41,904   $    28,684   $    22,845
Expenses:
   Mortality & expense risk                                      (42,625)       (45,509)      (33,213)      (37,575)
   Administrative charges                                         (8,848)        (9,583)       (7,043)       (8,216)
                                                            ------------   ------------   -----------   -----------
Net investment income (expense)                                   (6,603)       (13,188)      (11,572)      (22,946)
                                                            ------------   ------------   -----------   -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares            512,282        381,242        68,363        (9,105)
   Net realized gain distributions                               309,838             --        44,976            --
                                                            ------------   ------------   -----------   -----------
      Net realized gains (losses)                                822,120        381,242       113,339        (9,105)
                                                            ------------   ------------   -----------   -----------
Change in unrealized appreciation (depreciation)
   during the year                                              (487,756)       453,514       (98,006)      432,006
                                                            ------------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                                    327,761        821,568         3,761       399,955
                                                            ------------   ------------   -----------   -----------

Contract transactions:
   Payments received from contract owners                          5,572          7,520         8,937         3,823
   Transfers between subaccounts
      (including fixed accounts), net                           (195,197)       190,643        37,765       (15,544)
   Transfers for contract benefits and
      terminations                                            (1,021,190)    (1,023,624)     (772,651)     (846,045)
   Contract maintenance charges                                   (6,249)        (6,670)       (4,176)       (5,360)
Adjustments to net assets allocated
   to contracts in payout period                                      --             --            --            --
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
   from contract transactions                                 (1,217,064)      (832,131)     (730,125)     (863,126)
                                                            ------------   ------------   -----------   -----------
Total increase (decrease) in net assets                         (889,303)       (10,563)     (726,364)     (463,171)
Net assets at beginning of period                              4,422,660      4,433,223     3,519,225     3,982,396
                                                            ------------   ------------   -----------   -----------
Net assets at end of period                                 $  3,533,357   $  4,422,660   $ 2,792,861   $ 3,519,225
                                                            ============   ============   ===========   ===========

Accumulation units:
   Purchases                                                      15,914         16,916        27,539         6,955
   Withdrawals                                                   (56,142)       (48,502)      (80,818)      (76,480)
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in units outstanding                     (40,228)       (31,586)      (53,279)      (69,525)
Units outstanding at beginning of period                         157,048        188,634       266,333       335,858
                                                            ------------   ------------   -----------   -----------
Units outstanding at end of period                               116,820        157,048       213,054       266,333
                                                            ============   ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                            DWS Scudder (continued)
                                                            -------------------------------------------------------
                                                                   International               International B
                                                            ---------------------------   -------------------------
                                                                2007           2006           2007         2006
                                                            ------------   ------------   -----------   -----------
Income:
   Dividends                                                $    211,862   $    171,485   $     3,620   $     1,491
Expenses:
   Mortality & expense risk                                      (87,225)       (89,769)       (2,039)       (1,538)
   Administrative charges                                        (17,416)       (18,529)         (815)         (631)
                                                            ------------   ------------   -----------   -----------
Net investment income (expense)                                  107,221         63,187           766          (678)
                                                            ------------   ------------   -----------   -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares            773,944        581,540        24,408         3,650
   Net realized gain distributions                                    --             --            --            --
                                                            ------------   ------------   -----------   -----------
      Net realized gains (losses)                                773,944        581,540        24,408         3,650
                                                            ------------   ------------   -----------   -----------
Change in unrealized appreciation (depreciation)
   during the year                                               201,864      1,286,766        (6,354)       24,353
                                                            ------------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                                  1,083,029      1,931,493        18,820        27,325
                                                            ------------   ------------   -----------   -----------

Contract transactions:
   Payments received from contract owners                         18,818         33,058         5,459           651
   Transfers between subaccounts
      (including fixed accounts), net                             43,463       (435,033)      (28,758)       42,471
   Transfers for contract benefits and
      terminations                                            (1,850,344)    (1,995,659)       (9,708)       (2,543)
   Contract maintenance charges                                   (9,413)       (11,861)         (267)           (6)
Adjustments to net assets allocated
   to contracts in payout period                                      89            252            --            --
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
   from contract transactions                                 (1,797,387)    (2,409,243)      (33,274)       40,573
                                                            ------------   ------------   -----------   -----------
Total increase (decrease) in net assets                         (714,358)      (477,750)      (14,454)       67,898
Net assets at beginning of period                              8,838,563      9,316,313       160,882        92,984
                                                            ------------   ------------   -----------   -----------
Net assets at end of period                                 $  8,124,205   $  8,838,563   $   146,428   $   160,882
                                                            ============   ============   ===========   ===========

Accumulation units:
   Purchases                                                      63,681         25,279        20,185         4,111
   Withdrawals                                                  (145,150)      (162,570)      (22,503)         (600)
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in units outstanding                     (81,469)      (137,291)       (2,318)        3,511
Units outstanding at beginning of period                         436,239        573,530        12,246         8,735
                                                            ------------   ------------   -----------   -----------
Units outstanding at end of period                               354,770        436,239         9,928        12,246
                                                            ============   ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                            DWS Scudder (continued)
                                                            -------------------------------------------------------
                                                                   Money Market              Small Cap Index VIP
                                                            ---------------------------   -------------------------
                                                                2007           2006           2007         2006
                                                            ------------   ------------   -----------   -----------
Income:
   Dividends                                                $      3,280   $      2,978   $    13,529   $    11,444
Expenses:
   Mortality & expense risk                                         (843)          (875)      (15,283)      (18,216)
   Administrative charges                                           (101)          (105)       (3,419)       (4,209)
                                                            ------------   ------------   -----------   -----------
Net investment income (expense)                                    2,336          1,998        (5,173)      (10,981)
                                                            ------------   ------------   -----------   -----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                 --             --       124,827       127,522
   Net realized gain distributions                                    --             --        99,146        76,558
                                                            ------------   ------------   -----------   -----------
      Net realized gains (losses)                                     --             --       223,973       204,080
                                                            ------------   ------------   -----------   -----------
Change in unrealized appreciation (depreciation)
   during the year                                                    --             --      (248,021)       60,679
                                                            ------------   ------------   -----------   -----------
Increase (decrease) in net assets from
   operations                                                      2,336          1,998       (29,221)      253,778
                                                            ------------   ------------   -----------   -----------

Contract transactions:
   Payments received from contract owners                             --             --         4,849         7,504
   Transfers between subaccounts
      (including fixed accounts), net                                 --         10,500      (102,540)      (26,701)
   Transfers for contract benefits and
      terminations                                               (13,499)        (3,000)     (400,742)     (308,068)
   Contract maintenance charges                                      (43)           (13)       (2,812)       (3,227)
Adjustments to net assets allocated
   to contracts in payout period                                      --             --            --            --
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in net assets
   from contract transactions                                    (13,542)         7,487      (501,245)     (330,492)
                                                            ------------   ------------   -----------   -----------
Total increase (decrease) in net assets                          (11,206)         9,485      (530,466)      (76,714)
Net assets at beginning of period                                 75,975         66,490     1,650,234     1,726,948
                                                            ------------   ------------   -----------   -----------
Net assets at end of period                                 $     64,769   $     75,975   $ 1,119,768   $ 1,650,234
                                                            ============   ============   ===========   ===========

Accumulation units:
   Purchases                                                          --          7,799        14,991        18,711
   Withdrawals                                                    (9,906)        (2,221)      (48,430)      (42,596)
                                                            ------------   ------------   -----------   -----------
Net increase (decrease) in units outstanding                      (9,906)         5,578       (33,439)      (23,885)
Units outstanding at beginning of period                          56,114         50,536       111,692       135,577
                                                            ------------   ------------   -----------   -----------
Units outstanding at end of period                                46,208         56,114        78,253       111,692
                                                            ============   ============   ===========   ===========

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                  T. Rowe Price
                                                                  ------------------------------------------------------------
                                                                          Equity Income               International Stock
                                                                  -----------------------------   ----------------------------
                                                                       2007            2006           2007            2006
                                                                  -------------   -------------   ------------   -------------
Income:
   Dividends                                                      $     531,649   $     556,599   $    236,238   $     222,727
Expenses:
   Mortality & expense risk                                            (334,380)       (375,980)      (197,040)       (214,059)
   Administrative charges                                               (70,658)        (81,743)       (42,040)        (46,988)
                                                                  -------------   -------------   ------------   -------------
Net investment income (expense)                                         126,611          98,876         (2,842)        (38,320)
                                                                  -------------   -------------   ------------   -------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                 2,189,649       1,939,656      1,501,595         818,353
   Net realized gain distributions                                    1,725,307         950,857      1,898,338          66,818
                                                                  -------------   -------------   ------------   -------------
      Net realized gains (losses)                                     3,914,956       2,890,513      3,399,933         885,171
                                                                  -------------   -------------   ------------   -------------
Change in unrealized appreciation (depreciation)
  during the year                                                    (3,183,178)      2,838,744     (1,293,017)      2,461,908
                                                                  -------------   -------------   ------------   -------------
Increase (decrease) in net assets from
  operations                                                            858,389       5,828,133      2,104,074       3,308,759
                                                                  -------------   -------------   ------------   -------------

Contract transactions:
   Payments received from contract owners                                98,070         171,553         85,000         157,043
   Transfers between subaccounts
     (including fixed accounts), net                                   (717,613)     (1,466,453)      (921,356)     (1,411,359)
   Transfers for contract benefits and
     terminations                                                    (7,662,439)     (8,944,542)    (4,441,750)     (4,194,227)
   Contract maintenance charges                                         (59,328)        (59,833)       (30,287)        (39,426)
Adjustments to net assets allocated
  to contracts in payout period                                               3             (46)             5             (76)
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in net assets
  from contract transactions                                         (8,341,307)    (10,299,321)    (5,308,388)     (5,488,045)
                                                                  -------------   -------------   ------------   -------------
Total increase (decrease) in net assets                              (7,482,918)     (4,471,188)    (3,204,314)     (2,179,286)
Net assets at beginning of period                                    35,027,251      39,498,439     20,178,594      22,357,880
                                                                  -------------   -------------   ------------   -------------
Net assets at end of period                                       $  27,544,333   $  35,027,251   $ 16,974,280   $  20,178,594
                                                                  =============   =============   ============   =============

Accumulation units:
   Purchases                                                            113,514          57,101        181,691          44,878
   Withdrawals                                                         (393,770)       (446,113)      (471,412)       (397,338)
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in units outstanding                           (280,256)       (389,012)      (289,721)       (352,460)
Units outstanding at beginning of period                              1,229,279       1,618,291      1,164,257       1,516,717
                                                                  -------------   -------------   ------------   -------------
Units outstanding at end of period                                      949,023       1,229,279        874,536       1,164,257
                                                                  =============   =============   ============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                  T. Rowe Price (continued)
                                                                  ------------------------------------------------------------
                                                                        Limited-Term Bond               New America Growth
                                                                  -----------------------------   ----------------------------
                                                                       2007            2006           2007            2006
                                                                  -------------   -------------   ------------   -------------
Income:
   Dividends                                                      $     645,696   $     736,624   $         --   $       3,810
Expenses:
   Mortality & expense risk                                            (158,333)       (193,163)       (81,103)        (87,676)
   Administrative charges                                               (33,527)        (41,626)       (16,174)        (18,153)
                                                                  -------------   -------------   ------------   -------------
Net investment income (expense)                                         453,836         501,835        (97,277)       (102,019)
                                                                  -------------   -------------   ------------   -------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                   (57,672)       (106,180)       151,249         (88,431)
   Net realized gain distributions                                           --              --        729,383         106,674
                                                                  -------------   -------------   ------------   -------------
      Net realized gains (losses)                                       (57,672)       (106,180)       880,632          18,243
                                                                  -------------   -------------   ------------   -------------
Change in unrealized appreciation (depreciation)
  during the year                                                       200,405          88,496        158,491         564,025
                                                                  -------------   -------------   ------------   -------------
Increase (decrease) in net assets from
  operations                                                            596,569         484,151        941,846         480,249
                                                                  -------------   -------------   ------------   -------------

Contract transactions:
   Payments received from contract owners                                35,919          54,484         14,901          31,487
   Transfers between subaccounts
     (including fixed accounts), net                                    375,159          89,661       (168,836)         45,887
   Transfers for contract benefits and
     terminations                                                    (4,381,233)     (4,481,555)    (1,707,049)     (1,769,923)
   Contract maintenance charges                                         (23,472)        (31,263)        (9,972)        (11,693)
Adjustments to net assets allocated
  to contracts in payout period                                              --              --            281           1,984
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in net assets
  from contract transactions                                         (3,993,627)     (4,368,673)    (1,870,675)     (1,702,258)
                                                                  -------------   -------------   ------------   -------------
Total increase (decrease) in net assets                              (3,397,058)     (3,884,522)      (928,829)     (1,222,009)
Net assets at beginning of period                                    16,575,933      20,460,455      8,292,378       9,514,387
                                                                  -------------   -------------   ------------   -------------
Net assets at end of period                                       $  13,178,875   $  16,575,933   $  7,363,549   $   8,292,378
                                                                  =============   =============   ============   =============

Accumulation units:
   Purchases                                                            150,452          60,461         26,713          29,866
   Withdrawals                                                         (416,050)       (365,053)      (109,845)       (116,257)
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in units outstanding                           (265,598)       (304,592)       (83,132)        (86,391)
Units outstanding at beginning of period                              1,138,996       1,443,588        406,945         493,336
                                                                  -------------   -------------   ------------   -------------
Units outstanding at end of period                                      873,398       1,138,996        323,813         406,945
                                                                  =============   =============   ============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                                  T. Rowe Price (continued)       Van Kampen
                                                                  -----------------------------   ----------------------------
                                                                    Personal Strategy Balanced     UIF Emerging Markets Equity
                                                                  -----------------------------   ----------------------------
                                                                       2007            2006           2007            2006
                                                                  -------------   -------------   ------------   -------------
Income:
   Dividends                                                      $     294,592   $     325,459   $     23,173   $      32,095
Expenses:
   Mortality & expense risk                                            (140,051)       (161,708)       (53,083)        (46,113)
   Administrative charges                                               (28,580)        (33,944)       (11,280)         (9,978)
                                                                  -------------   -------------   ------------   -------------
Net investment income (expense)                                         125,961         129,807        (41,190)        (23,996)
                                                                  -------------   -------------   ------------   -------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares                   724,868         861,057      1,001,281         717,566
   Net realized gain distributions                                    1,164,622         445,739        591,182          98,567
                                                                  -------------   -------------   ------------   -------------
      Net realized gains (losses)                                     1,889,490       1,306,796      1,592,463         816,133
                                                                  -------------   -------------   ------------   -------------
Change in unrealized appreciation (depreciation)
  during the year                                                    (1,138,447)        116,671         97,895         496,630
                                                                  -------------   -------------   ------------   -------------
Increase (decrease) in net assets from
  operations                                                            877,004       1,553,274      1,649,168       1,288,767
                                                                  -------------   -------------   ------------   -------------

Contract transactions:
   Payments received from contract owners                                33,069          23,626         14,094          21,275
   Transfers between subaccounts
     (including fixed accounts), net                                    212,758          16,558       (167,073)        201,489
   Transfers for contract benefits and
     terminations                                                    (3,076,273)     (4,257,272)    (1,035,265)       (718,283)
   Contract maintenance charges                                         (17,392)        (21,211)        (8,446)        (11,609)
Adjustments to net assets allocated
  to contracts in payout period                                               4             (72)            --              --
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in net assets
  from contract transactions                                         (2,847,834)     (4,238,371)    (1,196,690)       (507,128)
                                                                  -------------   -------------   ------------   -------------
Total increase (decrease) in net assets                              (1,970,830)     (2,685,097)       452,478         781,639
Net assets at beginning of period                                    14,586,919      17,272,016      4,941,931       4,160,292
                                                                  -------------   -------------   ------------   -------------
Net assets at end of period                                       $  12,616,089   $  14,586,919   $  5,394,409   $   4,941,931
                                                                  =============   =============   ============   =============

Accumulation units:
   Purchases                                                             47,580          28,191         65,223          71,487
   Withdrawals                                                         (152,770)       (201,167)      (113,084)       (102,781)
                                                                  -------------   -------------   ------------   -------------
Net increase (decrease) in units outstanding                           (105,190)       (172,976)       (47,861)        (31,294)
Units outstanding at beginning of period                                574,836         747,812        224,585         255,879
                                                                  -------------   -------------   ------------   -------------
Units outstanding at end of period                                      469,646         574,836        176,724         224,585
                                                                  =============   =============   ============   =============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

                                                   Van Kampen (continued)
                                                   --------------------------------------------------
                                                    UIF Core Plus Fixed Income     UIF Technology
                                                   --------------------------------------------------
                                                       2007           2006         2007      2006
                                                   ------------   ------------   -------   ----------
Income:
   Dividends                                       $    791,250   $    994,737   $    --   $      --
Expenses:
   Mortality & expense risk                            (229,376)      (260,248)       --        (249)
   Administrative charges                               (53,661)       (61,949)       --        (104)
                                                   ------------   ------------   -------   ----------
Net investment income (expense)                         508,213        672,540        --        (353)
                                                   ------------   ------------   -------   ----------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund
     shares                                              87,847         45,089        --      11,874
   Net realized gain distributions                           --        132,184        --          --
                                                   ------------   ------------   -------   ----------
     Net realized gains (losses)                         87,847        177,273        --      11,874
                                                   ------------   ------------   -------   ----------
Change in unrealized appreciation (depreciation)
   during the year                                      228,411       (321,524)       --      (9,038)
                                                   ------------   ------------   -------   ----------
Increase (decrease) in net assets from
   operations                                           824,471        528,289        --       2,483
                                                   ------------   ------------   -------   ----------
Contract transactions:
   Payments received from contract owners                97,679        235,306        --          --
   Transfers between subaccounts
     (including fixed accounts), net                    912,200        685,547        --     (62,756)
   Transfers for contract benefits and
     terminations                                    (5,993,991)    (5,099,205)       --        (242)
   Contract maintenance charges                         (49,595)       (54,447)       --          --
Adjustments to net assets allocated
   to contracts in payout period                             --             --        --          --
                                                   ------------   ------------   -------   ----------
Net increase (decrease) in net assets
   from contract transactions                        (5,033,707)    (4,232,799)              (62,998)
                                                   ------------   ------------   -------   ----------
Total increase (decrease) in net assets              (4,209,236)    (3,704,510)              (60,515)
Net assets at beginning of period                    22,962,231     26,666,741                60,515
                                                   ------------   ------------   -------   ----------
Net assets at end of period                        $ 18,752,995   $ 22,962,231   $    --   $      --
                                                   ============   ============   =======   ==========
Accumulation units:
   Purchases                                            349,426        149,567        --          --
   Withdrawals                                         (701,651)      (457,522)       --     (11,422)
                                                   ------------   ------------   -------   ----------
Net increase (decrease) in units outstanding           (352,225)      (307,955)       --     (11,422)
Units outstanding at beginning of period              1,646,152      1,954,107        --      11,422
                                                   ------------   ------------   -------   ----------
Units outstanding at end of period                    1,293,927      1,646,152        --          --
                                                   ============   ============   =======   ==========

The accompanying notes are an integral part of these financial statements.

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

1.    NATURE OF OPERATIONS

      United of Omaha Separate Account C (the "Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

      A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.    SUBACCOUNTS

      The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

      Alger

      Alger American Fund

      Alger American LargeCap Growth Portfolio Class O ("American Growth") Alger American SmallCap Growth Portfolio Class O ("American Small Capitalization")

      Federated

      Federated Insurance Series

      Federated Prime Money Market Fund II Portfolio ("Prime Money Fund II") Federated Fund for U.S. Government Securities II Portfolio ("Fund for U.S. Government Securities II")

      Fidelity

      Fidelity Variable Insurance Products Fund

      Fidelity VIP Equity-Income Portfolio Initial Class ("VIP Equity Income") Fidelity VIP Equity-Income Portfolio Service Class 2 ("VIP Equity Income SVC CL 2")
      Fidelity VIP Growth Portfolio Initial Class ("VIP Growth")
      Fidelity VIP Mid Cap Portfolio Class 2 ("VIP Mid Cap")

      Fidelity Variable Insurance Products

      Fidelity VIP Asset Manager Portfolio Initial Class ("VIP Asset Manager") Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
      Manager: Growth")
      Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 ("VIP Asset
      Manager: Growth SVC CL 2")
      Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund") Fidelity VIP Contrafund Portfolio Service Class 2 ("VIP Contrafund SVC
      CL 2")
      Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")
      Fidelity VIP Index 500 Portolio Service Class 2 ("VIP Index 500 SVC CL 2")

      MFS

      MFS Variable Insurance Trust

      MFS Core Equity Series (formerly known as MFS Capital Opportunities Series Portfolio Initial Class) ("Core Equity Series")
      MFS Core Equity Series Service Class (formerly known as MFS Capital Opportunities Series Portfolio Service Class) ("Core Equity Series SC") MFS Growth Series Portfolio Initial Class (formerly known as MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth Series")
      MFS Growth Series Portfolio Service Class (formerly known as MFS Emerging Growth Series Portfolio Service Class) ("Emerging Growth Series SC")
      MFS High Income Series Portfolio Initial Class ("High Income Series")
      MFS High Income Series Portfolio Service Class ("High Income Series SC") MFS Research Series Portfolio Initial Class ("Research Series")
      MFS Research Series Portfolio Service Class ("Research Series SC")
      MFS Strategic Income Series Portfolio Initial Class ("Strategic Income Series")
      MFS Strategic Income Series Portfolio Service Class ("Strategic Income Series SC")

      Pioneer

      Pioneer Variable Contracts Trust

      Pioneer Equity Income VCT Portfolio Class II ("Equity Income VCT") Pioneer VCT Portfolio Class II ("Fund VCT")
      Pioneer Independence VCT Portfolio (formerly known as Pioneer Growth Shares VCT Portfolio Class II) ("Independence VCT")
      Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT") Pioneer Mid Cap Value VCT Portfolio Class II ("Mid Cap Value VCT II") Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares VCT")
      Pioneer Real Estate Shares VCT Portfolio Class II ("Real Estate Shares VCT II")
      Pioneer Small Cap Value VCT Portfolio Class II ("Small Cap Value VCT")

      DWS Scudder

      DWS Variable Series I

      DWS Bond VIP
      DWS Global Opportunities VIP ("Global Opportunities")
      DWS Growth and Income VIP ("Growth and Income")
      DWS International VIP Class A ("International")
      DWS International VIP Class B ("International B")
      Money Market VIP ("Money Market")

      DWS Investments VIT Funds

      DWS Small Cap Index VIP ("Small Cap Index VIP")

      T. Rowe Price

      T. Rowe Price Equity Series, Inc.

      T. Rowe Price Equity Income Portfolio ("Equity Income")
      T. Rowe Price New America Growth Portfolio ("New America Growth"
      T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

      T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio ("International Stock")

      T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

      Van Kampen

      Van Kampen Universal Institutional Funds, Inc.

      Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets Equity")
      Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income")

      The availability of some subaccounts is dependent upon the product under which each policy was written.

      The following portfolio is available but is not shown on the statements due to not having had any activity:
            Van Kampen UIF Core Plus Fixed Income Portfolio Class II ("UIF Core Plus Fixed Income II")

      The following subaccount has been liquidated:
            Van Kampen UIF Technology Portfolio ("UIF Technology") (Liquidated April 28, 2006)

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

      Contracts  in Payout  (Annuitization)  Period - Net  assets  allocated  to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is
      4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United.

      Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

4.    ACCOUNT CHARGES

      Mortality and Expense Risk Charge:

      United deducts a daily charge as for the mortality risks assumed by United. annual rate is a percentage of compensation and expense The nominal the net asset value of each subaccount based on the following products:

            Series I        1.25%    Series V         1.00%
            Ultra-Access    1.40%    Ultra-Rewards    1.25%
            Ultra-Select    1.50%

      These charges are assessed through reduction United guarantees that the mortality and expense charge will not of unit values. increase above these levels.

      Administrative Charges:

      Administrative Expense - United a daily administrative expense charge from the net assets of The annual rate is a deducts the Separate Account. percentage of the net asset value of each subaccount based on the following products:

            Series I                          .15%
            Series V                          .20%
            Ultra-Rewards and Ultra-Select    .15%   (0% for accumulation value of $100,000 or more)
            Ultra-Access                      .20%

      These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

      Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the policyholder an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of .30% of the accumulation value is deducted from each policy with this feature. For Series V, a daily charge equivalent to an annual rate of .35% of the accumulation value is deducted from each policy issued prior to May 1, 2003. A daily charge equal to an annual rate of .30% of accumulation value is deducted from each policy issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V policies issued prior to May 1, 1998 are assessed a daily charge of .35% of the accumulation value through a reduction of unit value for each policy with this feature.

      Enhanced Credit Rider - Ultra-Rewards policyholders can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each policy for this charge for the first eight policy years. These charges are assessed through the reduction of unit values.

      Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards policyholders can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit values.

      Return Benefits Charge - Series V and Ultra-Select policyholders can elect the returns benefit rider. An annual charge is calculated and assessed on the policy anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit value.

      Contract Maintenance Charges:

      Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received.

      Transfer   fees  -  A  transfer   fee  of  $10  may  be  imposed  for  any
      non-systematic transfer in excess of twelve per policy year. The transfer fee is deducted from the amount transferred on the date of the transfer.

      Policy Fee - There is an annual policy fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable policy year. This charge is assessed through the redemption of units. United guarantees the annual policy fee will not increase.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the period ended December 31, 2007 were as follows:

                                                Purchases        Sales
                                              ------------    -------------
      Alger

      American Growth                         $    339,487    $  3,334,630
      American Small Capitalization                305,779       2,599,956

      Federated

      Prime Money Fund II                        4,750,502       6,589,584
      Fund for U.S. Government Securities II       264,357       2,035,291

      Fidelity

      VIP Asset Manager                             49,996           5,898
      VIP Asset Manager: Growth                     35,284       2,551,824
      VIP Asset Manager: Growth SVC CL 2               657           2,072
      VIP Contrafund                               155,964       6,464,899
      VIP Contrafund SVC CL 2                       39,775         147,479
      VIP Equity Income                            232,540       5,870,305
      VIP Equity Income SVC CL 2                    49,934         111,725
      VIP Growth                                        --          12,541
      VIP Index 500                                 47,211       6,778,087
      VIP Index 500 SVC CL 2                         8,118         380,585
      VIP Mid Cap                                  467,690         853,568

      MFS

      Core Equity Series                            36,951       3,743,553
      Core Equity Series SC                          2,522         202,770
      Emerging Growth Series                       308,973       2,878,588
      Emerging Growth Series SC                         --          10,531
      High Income Series                           249,479       1,856,102
      High Income Series SC                         31,033          36,846
      Research Series                               47,422       1,897,270
      Research Series SC                                --           1,489
      Strategic Income Series                      128,263         935,768
      Strategic Income Series SC                    56,948          10,893

      Pioneer

      Equity Income VCT                            331,101       1,428,307
      Fund VCT                                     115,452         361,879
      Independence VCT                              77,489          89,697
      Mid Cap Value VCT                            408,942       4,406,454
      Mid Cap Value VCT II                          30,281         455,248
      Real Estate Shares VCT                       200,038       2,671,897
      Real Estate Shares VCT II                     10,627          66,806
      Small Cap Value VCT                           35,393         196,325

      DWS Scudder

      Bond                                              --           2,707
      Global Opportunities                         188,238       1,456,775
      Growth and Income                            174,118         944,499
      International                                375,132       2,277,160
      International B                               30,849          66,977
      Money Market                                      --          14,486
      Small Cap Index VIP                           67,984         587,931

      T. Rowe Price

      Equity Income                                207,691       8,954,036
      International Stock                           59,894       5,607,362
      Limited-Term Bond                            341,477       4,526,964
      New America Growth                            41,813       2,009,765
      Personal Strategy Balanced                   262,204       3,278,669

      Van Kampen

      UIF Emerging Markets Equity                  996,615       2,257,668
      UIF Core Plus Fixed Income                   581,119       5,897,863

6.    ADMINISTRATION OF THE SEPARATE ACCOUNT

      During 2004, United entered into an administrative services agreement with Security Benefit Life Insurance Company ("Security Benefit") to perform administrative functions on behalf of United with respect to the policies comprising the Separate Account. Security Benefit has performed and continues to perform the administrative services with respect to the Separate Account.

7.    REINSURANCE ARRANGEMENTS

      Effective December 31, 2003, United agreed to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a policyowner.

8.    FINANCIAL HIGHLIGHTS

      A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31 follows.

                                               At December 31                             For the periods ended December 31
                                ---------------------------------------------  -----------------------------------------------------
                                                                               Investment
                                                 Unit Value                      Income       Expense Ratio         Total Return
                                   Units     lowest to highest    Net Assets     Ratio*    lowest to highest**  lowest to highest***
                                -----------  ------------------  ------------  ----------  -------------------  --------------------
Alger

American Growth - 2007              490,930  $ 10.66 to $ 27.56  $ 12,838,209        0.34%   1.20% to   2.20%    17.77%  to   18.08%
American Growth - 2006              602,655     9.05 to   23.38    13,451,332        0.12%   1.20% to   2.20%     3.14%  to    3.71%
American Growth - 2005              780,148     8.78 to   22.66    16,891,888        0.24%   1.20% to   2.20%    10.10%  to   10.46%
American Growth - 2004            1,057,763     7.97 to   20.51    20,920,149        0.00%   1.20% to   2.20%     0.74%  to    3.87%
American Growth - 2003            1,457,642    10.20 to   20.36    27,635,588        0.00%   1.20% to   2.20%    32.99%  to   33.51%

American Small Capitalization
- 2007                              396,093    14.75 to   25.66     8,007,333        0.00%   1.20% to   2.20%    14.58%  to   16.37%
American Small Capitalization
- 2006                              512,580    12.72 to   22.40     8,912,060        0.00%   1.20% to   2.20%    18.21%  to   18.90%
American Small Capitalization
- 2005                              660,912    10.70 to   18.85     9,727,615        0.00%   1.20% to   2.20%    14.96%  to   15.65%
American Small Capitalization
- 2004                              936,191     9.29 to   16.40    11,928,529        0.00%   1.20% to   2.20%    12.62%  to   14.85%
American Small Capitalization
- 2003                            1,264,631     8.09 to   11.38    14,055,186        0.00%   1.20% to   2.20%    39.97%  to   40.67%

Federated

Prime Money Fund II - 2007        4,546,035     1.04 to    1.33     5,967,186        4.75%   1.20% to   2.20%     2.82%  to    3.09%
Prime Money Fund II - 2006        5,861,880     1.01 to    1.29     7,486,674        4.56%   1.20% to   2.20%     2.58%  to    4.40%
Prime Money Fund II - 2005        7,797,943     0.98 to    1.24     9,589,056        1.83%   1.20% to   2.20%     0.64%  to    1.06%
Prime Money Fund II - 2004        9,298,498     0.98 to    1.23    11,354,685        0.78%   1.20% to   2.20%   - 2.44%  to   -1.21%
Prime Money Fund II - 2003       13,646,684     1.00 to    1.26    16,777,977        0.72%   1.20% to   2.20%   - 0.90%  to    0.00%

Fund for U.S. Government
Securities II - 2007                510,657    12.08 to   17.09     8,468,019        4.57%   1.20% to   2.20%     4.42%  to    5.06%
Fund for U.S. Government
Securities II - 2006                611,666    11.57 to   16.27     9,697,911        4.44%   1.20% to   2.20%     2.27%  to    2.92%
Fund for U.S. Government
Securities II - 2005                849,271    11.31 to   15.80    13,003,608        6.16%   1.20% to   2.20%     0.31%  to    0.74%
Fund for U.S. Government
Securities II - 2004              1,148,440    11.28 to   15.69    17,495,340        4.88%   1.20% to   2.20%     0.44%  to    1.91%
Fund for U.S. Government
Securities II - 2003              1,532,099    12.47 to   15.41    22,962,863        3.95%   1.20% to   2.20%     0.81%  to    1.18%

Fidelity

VIP Asset Manager - 2007              5,053    22.51 to   22.51       113,759        6.05%   1.40% to   1.40%    13.88%  to   13.88%
VIP Asset Manager - 2006              2,837    19.77 to   19.77        56,091        3.30%   1.40% to   1.40%     5.82%  to    5.82%
VIP Asset Manager - 2005              7,480    18.68 to   18.68       139,738        2.63%   1.40% to   1.40%     2.59%  to    2.59%
VIP Asset Manager - 2004              7,486    18.21 to   18.21       136,323        3.02%   1.40% to   1.40%     4.00%  to    4.00%
VIP Asset Manager - 2003              9,371    17.51 to   17.51       164,104        3.66%   1.40% to   1.40%    16.35%  to   16.35%

VIP Asset Manager: Growth -
2007                                421,688    13.11 to   23.18     9,762,754        4.19%   1.20% to   1.60%    17.06%  to   17.22%
VIP Asset Manager: Growth -
2006                                532,663    11.20 to   19.77    10,522,072        2.14%   1.20% to   1.60%     5.28%  to    5.86%
VIP Asset Manager: Growth -
2005                                679,345    10.64 to   18.68    12,672,301        2.55%   1.20% to   1.60%     2.24%  to    2.59%
VIP Asset Manager: Growth -
2004                                883,081    10.41 to   18.21    16,032,840        2.55%   1.20% to   1.60%     3.63%  to    4.29%
VIP Asset Manager: Growth -
2003                              1,197,977     9.98 to   17.57    20,720,685        3.21%   1.20% to   1.60%    21.41%  to   21.93%

VIP Asset Manager: Growth SVC
CL 2 -2007                            7,988    12.39 to   16.00        99,776        3.75%   1.25% to   2.20%    16.64%  to   16.71%
VIP Asset Manager: Growth SVC
CL 2 -2006                            7,981    10.62 to   13.72        85,430        1.73%   1.25% to   2.20%     4.97%  to    5.02%
VIP Asset Manager: Growth SVC
CL 2 - 2005                           7,969    10.11 to   13.07        81,220        0.71%   1.25% to   2.20%     1.86%  to    1.95%
VIP Asset Manager: Growth SVC
CL 2 - 2004                           7,755     9.92 to   12.83        77,558        2.19%   1.25% to   2.20%     2.88%  to    3.72%
VIP Asset Manager: Growth SVC
CL 2 -2003                            7,946     9.64 to   12.37        76,454        1.09%   1.25% to   2.20%    21.56%  to   23.82%

                                               At December 31                             For the periods ended December 31
                                ---------------------------------------------  -----------------------------------------------------
                                                                               Investment
                                                 Unit Value                      Income       Expense Ratio         Total Return
                                   Units     lowest to highest    Net Assets     Ratio*    lowest to highest**  lowest to highest***
                                -----------  ------------------  ------------  ----------  -------------------  --------------------
Fidelity (cont'd)

VIP Contrafund - 2007               557,015  $ 21.10 to $ 40.36  $ 22,406,458        0.86%  1.20% to   1.60%     15.70% to    17.14%
VIP Contrafund - 2006               724,932    18.23 to   34.46    24,900,274        1.25%  1.20% to   1.60%      9.09% to     9.94%
VIP Contrafund - 2005               933,072    16.59 to   31.59    29,377,456        0.32%  1.20% to   1.60%     15.08% to    15.72%
VIP Contrafund - 2004             1,243,316    14.41 to   27.30    33,777,624        0.37%  1.20% to   1.60%     10.33% to    13.66%
VIP Contrafund - 2003             1,603,952    12.68 to   24.74    38,361,742        0.51%  1.20% to   1.60%     26.42% to    26.94%

VIP Contrafund SVC CL 2 - 2007       24,663    17.19 to   19.98       426,933        0.69%  1.25% to   2.20%     15.27% to    15.36%
VIP Contrafund SVC CL 2 - 2006       30,818    14.91 to   17.32       463,364        0.99%  1.25% to   2.20%      9.57% to     9.60%
VIP Contrafund SVC CL 2 - 2005       29,094    13.61 to   15.80       399,123        0.12%  1.25% to   2.20%     14.66% to    14.73%
VIP Contrafund SVC CL 2 - 2004       25,927    11.87 to   13.77       309,880        0.23%  1.25% to   2.20%     11.26% to    13.07%
VIP Contrafund SVC CL 2 - 2003       32,389    10.67 to   12.18       347,171        0.13%  1.25% to   2.20%     26.57% to    31.82%

VIP Equity Income - 2007            627,405    16.23 to   27.28    16,993,950        1.66%  1.20% to   1.60%     -0.10% to     0.15%
VIP Equity Income - 2006            817,955    16.25 to   27.24    22,135,306        3.24%  1.20% to   1.60%     18.28% to    18.48%
VIP Equity Income - 2005          1,063,443    13.74 to   22.99    24,301,823        1.81%  1.20% to   1.60%      4.18% to     4.68%
VIP Equity Income - 2004          1,435,349    13.19 to   21.96    31,343,688        1.68%  1.20% to   1.60%      7.60% to     9.79%
VIP Equity Income - 2003          1,872,380    12.01 to   20.41    37,183,735        1.98%  1.20% to   1.60%     28.18% to    28.77%

VIP Equity Income SVC CL 2 -
2007                                 31,797    12.81 to   17.42       409,122        1.58%  1.25% to   2.20%     -0.42% to    -0.41%
VIP Equity Income SVC CL 2 -
2006                                 35,653    12.86 to   17.49       462,497        2.90%  1.25% to   2.20%     17.89% to    17.96%
VIP Equity Income SVC CL 2 -
2005                                 32,179    10.91 to   14.82       353,987        1.44%  1.25% to   2.20%      3.75% to     3.84%
VIP Equity Income SVC CL 2 -
2004                                 32,271    10.52 to   14.28       342,156        1.45%  1.25% to   2.20%      7.85% to     9.23%
VIP Equity Income SVC CL 2 -
2003                                 33,877     9.75 to   13.07       331,873        1.15%  1.25% to   2.20%     26.77% to    28.46%

VIP Growth - 2007                     3,383    32.20 to   32.20       108,956        0.82%  1.40% to   1.40%     25.18% to    25.18%
VIP Growth - 2006                     3,750    25.72 to   25.72        96,469        0.49%  1.40% to   1.40%      5.36% to     5.36%
VIP Growth - 2005                     6,892    24.42 to   24.42       168,268        0.55%  1.40% to   1.40%      4.32% to     4.32%
VIP Growth - 2004                     9,228    23.40 to   23.40       215,980        0.27%  1.40% to   1.40%      1.93% to     1.93%
VIP Growth - 2003                    10,125    22.96 to   22.96       232,494        0.31%  1.40% to   1.40%     30.98% to    30.98%

VIP Index 500 - 2007              1,173,220    13.59 to   32.87    21,043,116        3.60%  1.20% to   1.60%      3.78% to     4.28%
VIP Index 500 - 2006              1,533,024    13.10 to   31.61    26,360,180        1.86%  1.20% to   1.60%     13.80% to    14.12%
VIP Index 500 - 2005              2,076,657    11.50 to   27.70    31,366,148        1.92%  1.20% to   1.60%      3.17% to     3.98%
VIP Index 500 - 2004              2,691,010    11.15 to   26.80    39,090,326        1.39%  1.20% to   1.60%      4.37% to     9.04%
VIP Index 500 - 2003              3,312,691    10.24 to   13.93    44,147,881        1.56%  1.20% to   1.60%     26.42% to    26.87%

VIP Index 500 SVC CL 2 - 2007       140,900    11.38 to   16.42     1,605,863        3.23%  1.25% to   2.20%      2.79% to     3.45%
VIP Index 500 SVC CL 2 - 2006       170,627    11.00 to   15.98     1,879,799        1.55%  1.25% to   2.20%     13.34% to    14.26%
VIP Index 500 SVC CL 2 - 2005       196,534     9.71 to   13.98     1,909,744        1.75%  1.25% to   2.20%      2.71% to     2.84%
VIP Index 500 SVC CL 2 - 2004       212,935     9.45 to   13.60     2,013,813        1.23%  1.25% to   2.20%      6.80% to     8.33%
VIP Index 500 SVC CL 2 - 2003       242,414     8.85 to   12.55     2,145,644        0.95%  1.25% to   2.20%     17.51% to    26.43%

VIP Mid Cap - 2007                   74,086    24.89 to   25.52     1,887,848        0.50%  1.20% to   2.20%     11.49% to    13.93%
VIP Mid Cap - 2006                   89,932    21.97 to   22.48     2,012,645        0.18%  1.20% to   2.20%     10.48% to    11.74%
VIP Mid Cap - 2005                   95,423    19.89 to   20.18     1,924,531        0.00%  1.20% to   2.20%     15.51% to    16.60%
VIP Mid Cap - 2004                   87,509    17.14 to   17.42     1,513,904        0.00%  1.20% to   2.20%     22.00% to    24.31%
VIP Mid Cap - 2003 (Commenced
May 1,2003)                          47,240    14.01 to   14.05       663,826        0.00%  1.20% to   2.20%      5.90% to    36.28%

MFS

Core Equity Series - 2007           544,677    14.19 to   18.85    10,234,836        0.37%  1.20% to   1.60%      9.61% to    10.14%
Core Equity Series - 2006           739,625    12.95 to   17.11    12,614,768        0.45%  1.20% to   1.60%     12.12% to    12.26%
Core Equity Series - 2005           956,789    11.55 to   15.24    14,532,367        0.79%  1.20% to   1.60%      0.12% to     0.25%
Core Equity Series - 2004         1,262,289    11.54 to   15.20    19,132,794        0.37%  1.20% to   1.60%      6.84% to    10.71%
Core Equity Series - 2003         1,476,949    10.42 to   14.23    20,238,898        0.20%  1.20% to   1.60%     25.39% to    25.82%

                                               At December 31                             For the periods ended December 31
                                ---------------------------------------------  -----------------------------------------------------
                                                                               Investment
                                                 Unit Value                      Income       Expense Ratio         Total Return
                                   Units     lowest to highest    Net Assets     Ratio*    lowest to highest**  lowest to highest***
                                -----------  ------------------  ------------  ----------  -------------------  --------------------
MFS (cont'd)

Core Equity Series SC - 2007         74,755  $  9.48 to $  9.48  $    708,554        0.10%   1.25% to  2.20%      9.04% to     9.04%
Core Equity Series SC - 2006         94,550     8.69 to    8.69       821,848        0.17%   1.25% to  2.20%     11.45% to    11.45%
Core Equity Series SC - 2005        110,651     7.80 to    7.80       863,003        0.55%   1.25% to  2.20%     -0.36% to    -0.36%
Core Equity Series SC - 2004        127,036     7.83 to    7.83       994,363        0.20%   1.25% to  2.20%      8.41% to     8.41%
Core Equity Series SC - 2003        124,866     7.22 to    7.22       901,675        0.00%   1.25% to  2.20%     25.35% to    25.35%

Emerging Growth Series - 2007       456,732    13.50 to   24.84    11,309,866        0.00%   1.20% to  1.60%     19.23% to    19.49%
Emerging Growth Series - 2006       562,815    11.32 to   20.79    11,667,590        0.00%   1.20% to  1.60%      6.17% to     6.51%
Emerging Growth Series - 2005       714,056    10.67 to   19.52    13,891,159        0.00%   1.20% to  1.60%      7.45% to     7.82%
Emerging Growth Series - 2004       986,404     9.93 to   18.10    17,811,466        0.00%   1.20% to  1.60%      9.58% to    11.16%
Emerging Growth Series - 2003     1,293,464     8.93 to   16.52    20,922,864        0.00%   1.20% to  1.60%     28.12% to    28.66%

Emerging Growth Series SC -
2007                                  4,736    10.38 to   10.38        49,169        0.00%   1.25% to  2.20%     19.63% to    19.63%
Emerging Growth Series SC -
2006                                  5,880     8.68 to    8.68        51,025        0.00%   1.25% to  2.20%      5.01% to     5.01%
Emerging Growth Series SC -
2005                                  9,906     8.26 to    8.26        81,867        0.00%   1.25% to  2.20%      7.22% to     7.22%
Emerging Growth Series SC -
2004                                  9,672     7.71 to    7.71        74,551        0.00%   1.25% to  2.20%      9.95% to     9.95%
Emerging Growth Series SC -
2003                                 11,197     7.01 to    7.01        78,007        0.00%   1.25% to  2.20%     28.39% to    28.39%

High Income Series - 2007           225,775    12.67 to   17.34     3,903,843        7.27%   1.20% to  1.60%      0.13% to     0.38%
High Income Series - 2006           313,654    12.65 to   17.27     5,406,908        7.87%   1.20% to  1.60%      8.62% to     8.97%
High Income Series - 2005           402,868    11.65 to   15.85     6,361,386        6.65%   1.20% to  1.60%      0.53% to     0.96%
High Income Series - 2004           547,553    11.59 to   15.70     8,567,593        4.64%   1.20% to  1.60%      6.38% to     7.41%
High Income Series - 2003           757,423    10.79 to   14.76    10,949,811        4.93%   1.20% to  1.60%     16.02% to    16.50%

High Income Series SC - 2007         15,513    12.97 to   12.97       201,205        6.48%   1.25% to  2.20%     -0.13% to    -0.13%
High Income Series SC - 2006         15,724    12.99 to   14.24       204,267        6.83%   1.25% to  2.20%      8.01% to     8.87%
High Income Series SC - 2005         15,031    12.02 to   13.08       180,782        6.60%   1.25% to  2.20%      0.22% to     0.37%
High Income Series SC - 2004         15,832    12.00 to   13.03       189,989        4.49%   1.25% to  2.20%      5.70% to     6.81%
High Income Series SC - 2003         16,108    11.35 to   12.20       182,690        3.82%   1.25% to  2.20%      8.25% to    16.17%

Research Series - 2007              336,420    13.32 to   23.30     7,820,894        0.72%   1.20% to  1.60%     11.39% to    12.07%
Research Series - 2006              415,713    11.96 to   20.79     8,627,171        0.51%   1.20% to  1.60%      8.72% to     9.12%
Research Series - 2005              547,363    11.00 to   19.05    10,411,964        0.50%   1.20% to  1.60%      6.08% to     6.72%
Research Series - 2004              741,702    10.37 to   17.85    13,218,142        1.10%   1.20% to  1.60%     12.68% to    13.93%
Research Series - 2003            1,011,166     9.10 to   15.84    15,745,629        0.70%   1.20% to  1.60%     22.81% to    23.27%

Research Series SC - 2007             3,304    11.28 to   11.28        37,261        0.49%   1.25% to  2.20%     10.91% to    10.91%
Research Series SC - 2006             3,377    10.17 to   10.17        34,336        0.31%   1.25% to  2.20%      8.25% to     8.25%
Research Series SC - 2005             3,413     9.39 to    9.39        32,061        0.30%   1.25% to  2.20%      5.67% to     5.67%
Research Series SC - 2004             3,425     8.89 to    8.89        30,445        0.89%   1.25% to  2.20%     11.95% to    11.95%
Research Series SC - 2003             3,629     7.94 to    7.94        28,318        0.35%   1.25% to  2.20%     22.91% to    22.91%

Strategic Income Series - 2007      231,230    14.23 to   15.28     3,532,649        5.01%   1.20% to  1.60%      2.02% to     2.42%
Strategic Income Series - 2006      281,389    13.95 to   14.92     4,197,467        5.39%   1.20% to  1.60%      4.97% to     5.42%
Strategic Income Series - 2005      337,238    13.29 to   14.15     4,771,348        7.04%   1.20% to  1.60%      0.26% to     0.67%
Strategic Income Series - 2004      412,690    13.25 to   14.06     5,800,358        5.42%   1.20% to  1.60%      6.02% to     6.26%
Strategic Income Series - 2003      541,764    12.50 to   13.23     7,157,350        5.53%   1.20% to  1.60%      8.60% to     9.07%

Strategic Income Series SC -
2007                                 14,530    12.71 to   13.24       192,258        3.94%   1.25% to  2.20%      1.07% to     1.64%
Strategic Income Series SC -
2006                                 10,814    12.58 to   13.03       140,771        5.00%   1.25% to  2.20%      4.48% to     5.30%
Strategic Income Series SC -
2005                                 10,959    11.95 to   12.47       136,518        6.74%   1.25% to  2.20%     -0.16% to    -0.05%
Strategic Income Series SC -
2004                                 11,469    11.95 to   12.49       143,122        4.97%   1.25% to  2.20%      4.14% to     5.58%
Strategic Income Series SC -
2003                                 12,780    11.32 to   11.99       152,990        4.43%   1.25% to  2.20%      8.02% to     8.70%

                                                At December 31                           For the periods ended December 31
                                   -----------------------------------------  ------------------------------------------------------
                                                                              Investment
                                                  Unit Value                    Income       Expense Ratio         Total Return
                                    Units     lowest to highest   Net Assets    Ratio*     lowest to highest**  lowest to highest***
                                  ---------   -----------------  -----------  ----------   -------------------  --------------------
Pioneer

Equity Income VCT - 2007            110,762   $13.04 to $ 15.10  $ 1,640,037        2.27%   1.20% to     2.20%   -1.19% to   -0.76%
Equity Income VCT - 2006            178,231    13.20 to   15.22    2,678,269        2.27%   1.20% to     2.20%   20.06% to   20.66%
Equity Income VCT - 2005            184,979    10.99 to   12.61    2,304,028        2.05%   1.20% to     2.20%    3.75% to    4.25%
Equity Income VCT - 2004            219,273    10.60 to   12.10    2,627,522        1.99%   1.20% to     2.20%   12.73% to   14.57%
Equity Income VCT - 2003            292,585    10.41 to   10.56    3,067,147        1.97%   1.20% to     2.20%   20.35% to   20.82%

Fund VCT - 2007                     108,491    11.32 to   11.62    1,231,030        1.02%   1.20% to     2.20%    3.05% to    3.43%
Fund VCT - 2006                     128,203    10.95 to   11.28    1,406,366        1.12%   1.20% to     2.20%   14.36% to   14.86%
Fund VCT - 2005                     147,101     9.53 to    9.86    1,405,129        1.08%   1.20% to     2.20%    4.21% to    4.62%
Fund VCT - 2004                     182,082     8.97 to    9.46    1,661,963        0.89%   1.20% to     2.20%    8.01% to    9.21%
Fund VCT - 2003                     251,666     8.22 to    8.34    2,099,740        0.85%   1.20% to     2.20%   21.42% to   21.93%

Independence VCT - 2007              17,260     7.16 to    8.02      126,193        0.00%   1.20% to     2.20%    5.39% to    6.09%
Independence VCT - 2006              19,097     6.75 to    7.61      131,452        0.00%   1.20% to     2.20%    6.96% to    7.73%
Independence VCT - 2005              30,980     6.27 to    7.11      196,532        0.47%   1.20% to     2.20%    1.24% to    1.96%
Independence VCT - 2004              50,310     6.04 to    7.02      311,459        0.00%   1.20% to     2.20%    2.68% to    4.80%
Independence VCT - 2003              63,828     5.77 to    5.86      375,754        0.00%   1.20% to     2.20%   22.77% to   23.37%

Mid Cap Value VCT - 2007            415,400    22.01 to   26.64   11,046,501        0.81%   1.20% to     1.60%    3.97% to    4.48%
Mid Cap Value VCT - 2006            556,274    21.17 to   25.50   14,158,004        1.01%   1.20% to     1.60%   10.84% to   11.54%
Mid Cap Value VCT - 2005            722,588    19.10 to   22.86   16,492,997        0.30%   1.20% to     1.60%    6.20% to    6.48%
Mid Cap Value VCT - 2004            946,679    17.99 to   21.47   20,295,444        0.36%   1.20% to     1.60%   17.92% to   20.24%
Mid Cap Value VCT - 2003          1,201,248    14.96 to   18.21   21,405,058        0.34%   1.20% to     1.60%   35.26% to   35.79%

Mid Cap Value VCT II - 2007          74,075    16.44 to   16.44    1,217,678        0.64%   1.25% to     2.20%    3.55% to    3.55%
Mid Cap Value VCT II - 2006          97,112    15.88 to   19.59    1,541,868        0.00%   1.25% to     2.20%   10.25% to   11.12%
Mid Cap Value VCT II - 2005         108,105    14.40 to   17.63    1,556,737        0.21%   1.25% to     2.20%    5.75% to    5.87%
Mid Cap Value VCT II - 2004         122,636    13.62 to   16.65    1,669,856        0.27%   1.25% to     2.20%   17.78% to   19.55%
Mid Cap Value VCT II - 2003         149,172    11.56 to   13.93    1,723,891        0.26%   1.25% to     2.20%   26.87% to   35.36%

Real Estate Shares VCT - 2007       141,626    25.74 to   27.83    3,938,422        2.81%   1.20% to     1.60%  -20.59% to  -19.76%
Real Estate Shares VCT - 2006       214,446    32.42 to   34.68    7,433,559        2.60%   1.20% to     1.60%   34.87% to   34.90%
Real Estate Shares VCT - 2005       268,390    24.03 to   25.71    6,897,419        3.21%   1.20% to     1.60%   13.36% to   13.45%
Real Estate Shares VCT - 2004       339,243    21.18 to   22.68    7,690,844        3.71%   1.20% to     1.60%   32.72% to   33.82%
Real Estate Shares VCT - 2003       400,646    15.83 to   17.09    6,775,561        4.75%   1.20% to     1.60%   32.58% to   33.20%

Real Estate Shares VCT II - 2007     19,085    22.13 to   22.38      422,413        2.74%   1.25% to     2.20%  -20.44% to  -20.43%
Real Estate Shares VCT II - 2006     20,950    27.81 to   28.13      582,737        2.32%   1.25% to     2.20%   34.24% to   34.25%
Real Estate Shares VCT II - 2005     20,698    20.72 to   20.95      428,832        3.05%   1.25% to     2.20%   12.94% to   12.97%
Real Estate Shares VCT II - 2004     22,058    18.34 to   18.55      404,629        3.56%   1.25% to     2.20%   31.50% to   32.96%
Real Estate Shares VCT II - 2003     23,191    13.95 to   13.95      323,455        4.70%   1.25% to     2.20%   21.20% to   32.86%

Small Cap Value VCT - 2007           17,230    17.79 to   18.24      312,869        0.54%   1.20% to     2.20%   -8.81% to   -8.34%
Small Cap Value VCT - 2006           25,016    19.51 to   19.90      495,844        0.00%   1.20% to     2.20%   12.17% to   12.71%
Small Cap Value VCT - 2005           34,180    17.39 to   17.65      601,916        0.00%   1.20% to     2.20%    9.17% to    9.77%
Small Cap Value VCT - 2004           41,082    15.93 to   16.08      659,749        0.00%   1.20% to     2.20%   17.42% to   18.42%
Small Cap Value VCT - 2003           21,881    13.54 to   13.58      297,055        0.00%   1.20% to     2.20%    8.67% to   28.60%
(Commenced May 1, 2003)

DWS Scudder

Bond - 2007                           1,072    18.13 to   18.13       19,435        4.42%   1.40% to     1.40%    2.71% to    2.71%
Bond - 2006                           1,209    17.66 to   17.66       21,344        4.12%   1.40% to     1.40%    3.26% to    3.26%
Bond - 2005                           1,785    17.10 to   17.10       30,521        3.67%   1.40% to     1.40%    1.17% to    1.17%
Bond - 2004                           2,022    16.90 to   16.90       34,165        3.82%   1.40% to     1.40%    3.88% to    3.88%
Bond - 2003                           2,383    16.27 to   16.27       38,771        4.01%   1.40% to     1.40%    3.63% to    3.63%

                                               At December 31                             For the periods ended December 31
                                 ------------------------------------------   -----------------------------------------------------
                                                                              Investment
                                                 Unit Value                     Income       Expense Ratio         Total Return
                                   Units     lowest to highest   Net Assets     Ratio*    lowest to highest**   lowest to highest***
                                 ---------   -----------------  -----------   ----------  -------------------   --------------------
DWS Scudder (cont'd)

Global Opportunities -2007         116,820   $17.42 to $ 31.39  $ 3,533,357         1.13%   1.20% to     2.20%   6.95% to     8.71%
Global Opportunities -2006         157,048    16.25 to   28.88    4,422,660         0.95%   1.20% to     2.20%  19.60% to    19.94%
Global Opportunities -2005         188,634    13.55 to   24.15    4,433,223         0.40%   1.20% to     2.20%  15.80% to    16.18%
Global Opportunities -2004         222,744    11.66 to   20.85    4,528,440         0.00%   1.20% to     2.20%  19.41% to    21.11%
Global Opportunities -2003         302,467     9.63 to   17.34    5,096,464         0.00%   1.20% to     2.20%  46.35% to    46.95%

Growth and Income - 2007           213,054    10.66 to   13.35    2,792,861         0.91%   1.20% to     2.20%  -0.73% to    -0.43%
Growth and Income - 2006           266,333    10.74 to   13.41    3,519,225         0.61%   1.20% to     2.20%  11.35% to    11.79%
Growth and Income - 2005           335,858     9.64 to   11.99    3,982,396         1.02%   1.20% to     2.20%   3.93% to     4.54%
Growth and Income - 2004           447,734     9.28 to   11.47    5,093,911         0.52%   1.20% to     2.20%   6.62% to     8.00%
Growth and Income - 2003           570,837     8.70 to   10.71    6,006,653         0.85%   1.20% to     2.20%  24.46% to    24.97%

International - 2007               354,770    12.75 to   13.05    8,124,205         2.50%   1.20% to     1.60%  15.30% to    22.95%
International - 2006               436,239    13.57 to   20.30    8,838,563         1.89%   1.20% to     1.60%  23.91% to    24.71%
International - 2005               573,530    10.95 to   16.28    9,316,313         1.73%   1.20% to     1.60%  14.23% to    14.55%
International - 2004               796,972     9.58 to   14.21   11,307,919         1.33%   1.20% to     1.60%  13.69% to    14.73%
International - 2003             1,052,902     8.35 to   12.50   12,983,747         0.83%   1.20% to     1.60%  25.56% to    26.14%

International B - 2007               9,928    14.75 to   14.75      146,428         2.36%   1.25% to     2.20%  12.27% to    12.27%
International B - 2006              12,246    13.14 to   13.14      160,882         1.17%   1.25% to     2.20%  23.41% to    23.41%
International B - 2005               8,735    10.64 to   10.64       92,984         1.26%   1.25% to     2.20%  13.74% to    13.74%
International B - 2004              10,295     9.36 to    9.36       96,354         1.08%   1.25% to     2.20%  12.22% to    12.22%
International B - 2003              13,130     8.34 to    8.34      109,068         0.49%   1.25% to     2.20%  25.98% to    25.98%

Money Market - 2007                 46,208     1.41 to    1.41       64,769         4.66%   1.40% to     1.40%   3.41% to     3.41%
Money Market - 2006                 56,114     1.36 to    1.36       75,975         4.18%   1.40% to     1.40%   3.29% to     3.29%
Money Market - 2005                 50,536     1.32 to    1.32       66,490         2.68%   1.40% to     1.40%   1.28% to     1.28%
Money Market - 2004                 50,546     1.30 to    1.30       65,665         0.90%   1.40% to     1.40%  -0.83% to    -0.83%
Money Market - 2003                 50,767     1.31 to    1.31       66,285         0.79%   1.40% to     1.40%   0.00% to     0.00%

Small Cap Index VIP - 2007          78,253    13.90 to   20.12    1,119,768         0.98%   1.20% to     2.20%  -4.49% to    -3.15%
Small Cap Index VIP - 2006         111,692    14.55 to   20.85    1,650,234         0.68%   1.20% to     2.20%  15.25% to    16.04%
Small Cap Index VIP - 2005         135,577    12.54 to   18.04    1,726,948         0.68%   1.20% to     2.20%   2.35% to     2.99%
Small Cap Index VIP - 2004         192,029    12.19 to   17.60    2,374,914         0.44%   1.20% to     2.20%  13.88% to    16.30%
Small Cap Index VIP - 2003         244,925    10.48 to   10.63    2,606,679         0.92%   1.20% to     2.20%  43.96% to    44.63%

T. Rowe Price

Equity Income - 2007               949,023    13.87 to   36.84   27,544,333         1.70%   1.20% to     2.20%   1.55% to     2.36%
Equity Income - 2006             1,229,279    13.66 to   36.19   35,027,251         1.49%   1.20% to     2.20%  16.86% to    17.54%
Equity Income - 2005             1,618,291    11.69 to   30.85   39,498,439         1.51%   1.20% to     2.20%   2.10% to     2.74%
Equity Income - 2004             2,071,571    11.45 to   30.10   49,548,979         1.51%   1.20% to     2.20%   9.06% to    13.30%
Equity Income - 2003             2,579,747    13.04 to   23.01   54,728,119         1.68%   1.20% to     2.20%  23.48% to    24.04%

International Stock - 2007         874,536    14.87 to   20.21   16,974,280         1.27%   1.20% to     2.20%  11.24% to    12.07%
International Stock - 2006       1,164,257    13.35 to   18.14   20,178,594         1.05%   1.20% to     2.20%  16.91% to    17.63%
International Stock - 2005       1,516,717    11.39 to   15.44   22,357,880         1.45%   1.20% to     2.20%  13.99% to    14.64%
International Stock - 2004       1,973,457     9.97 to   13.50   25,422,482         1.02%   1.20% to     2.20%   9.52% to    12.21%
International Stock - 2003       2,489,545     8.90 to   11.95   28,647,533         1.20%   1.20% to     2.20%  28.43% to    29.05%

Limited-Term Bond - 2007           873,398    11.53 to   16.31   13,178,875         4.34%   1.20% to     2.20%   3.67% to     4.23%
Limited-Term Bond - 2006         1,138,996    11.12 to   15.69   16,575,933         3.98%   1.20% to     2.20%   2.29% to     2.86%
Limited-Term Bond - 2005         1,443,588    10.87 to   15.28   20,460,455         3.51%   1.20% to     2.20%  -0.01% to     0.50%
Limited-Term Bond - 2004         1,888,903    10.88 to   15.24   26,721,781         3.29%   1.20% to     2.20%  -2.02% to    -0.29%
Limited-Term Bond - 2003         2,325,171    12.42 to   14.63   33,084,127         3.81%   1.20% to     2.20%   2.64% to     3.03%

                                                   At December 31                         For the periods ended December 31
                                    -------------------------------------------  ---------------------------------------------------
                                                                                 Investment
                                                     Unit Value                    Income      Expense Ratio       Total Return
                                      Units      lowest to highest  Net Assets     Ratio*    lowest to highest**lowest to highest***
                                    ---------   ------------------  -----------  ----------  -----------------  --------------------
T. Rowe Price(cont'd)

New America Growth - 2007             323,813   $11.41 to  $ 26.49  $ 7,363,549        0.00%   1.20% to 2.20%   11.87% to    12.18%
New America Growth - 2006             406,945    10.19 to    23.62    8,292,378        0.04%   1.20% to 2.20%    5.62% to     5.83%
New America Growth - 2005             493,336     9.64 to    22.31    9,514,387        0.00%   1.20% to 2.20%    2.81% to     4.20%
New America Growth - 2004             668,378     9.35 to    21.66   12,383,933        0.05%   1.20% to 2.20%    6.17% to     9.34%
New America Growth - 2003             854,332     9.01 to    17.59   14,582,334        0.00%   1.20% to 2.20%   32.89% to    33.46%

Personal Strategy Balanced - 2007     469,646    14.57 to    27.57   12,616,089        2.17%   1.20% to 2.20%    5.80% to     6.26%
Personal Strategy Balanced - 2006     574,836    13.77 to    25.95   14,586,919        2.04%   1.20% to 2.20%    9.93% to    10.38%
Personal Strategy Balanced - 2005     747,812    12.53 to    23.51   17,272,016        1.72%   1.20% to 2.20%    4.60% to     5.00%
Personal Strategy Balanced - 2004   1,005,226    11.98 to    22.39   22,199,795        1.95%   1.20% to 2.20%    9.68% to    11.00%
Personal Strategy Balanced - 2003   1,395,466    12.75 to    20.24   27,776,987        2.16%   1.20% to 2.20%   22.83% to    23.26%

Van Kampen

UIF Emerging Markets Equity - 2007    176,724    30.17 to    37.92    5,394,409        0.45%   1.20% to 2.20%   38.04% to    38.73%
UIF Emerging Markets Equity - 2006    224,585    21.75 to    27.43    4,941,931        0.71%   1.20% to 2.20%   35.02% to    35.46%
UIF Emerging Markets Equity - 2005    255,879    16.06 to    20.32    4,160,292        0.39%   1.20% to 2.20%   31.52% to    32.23%
UIF Emerging Markets Equity - 2004    265,989    12.14 to    18.34    3,278,711        0.65%   1.20% to 2.20%   19.00% to    21.43%
UIF Emerging Markets Equity - 2003    344,939    10.00 to    12.72    3,500,147        0.00%   1.20% to 2.20%   47.22% to    47.93%

UIF Core Plus Fixed Income - 2007   1,293,927    12.40 to    14.93   18,752,995        3.79%   1.20% to 2.20%    3.75% to     4.18%
UIF Core Plus Fixed Income - 2006   1,646,152    11.96 to    14.33   22,962,231        4.01%   1.20% to 2.20%    1.85% to     2.45%
UIF Core Plus Fixed Income - 2005   1,954,107    11.74 to    13.99   26,666,741        3.57%   1.20% to 2.20%    2.36% to     2.95%
UIF Core Plus Fixed Income - 2004   2,228,656    11.47 to    13.59   29,617,972        3.87%   1.20% to 2.20%    0.94% to     2.86%
UIF Core Plus Fixed Income - 2003   2,465,269    12.71 to    13.21   31,911,573        0.06%   1.20% to 2.20%    2.91% to     3.36%

UIF Technology - 2006 (Liquidated
April 28,2006)                             --       -- to       --           --          --    1.25% to 2.20%      --  to       --
UIF Technology - 2005                  11,422     5.30 to     5.30       60,515        0.00%   1.25% to 2.20%   -2.08% to    -2.08%
UIF Technology - 2004                  10,819     5.41 to     5.41       58,533        0.00%   1.25% to 2.20%   -4.75% to    -4.75%
UIF Technology - 2003                  10,897     5.68 to     5.68       60,371        0.00%   1.25% to 2.20%   46.02% to    46.02%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

** These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period or liquidation date. Prior to June 1, 2004, realized gains and losses on the sales of investments were computed on the basis of the indentified cost of the investment sold. Subsequent to June 1, 2004, realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

PART C   OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              All required financial statements are included in Part B of this Registration Statement.

         (b) Exhibits: The following exhibits are filed herewith:

Exhibit No.       Description of Exhibit
-----------       ----------------------

  (1) (a)         Resolution of the Board of Directors of United of Omaha
                  Life Insurance Company establishing the Variable Account. (1)

  (2)             Not applicable.

  (3) (a) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. (1)

      (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. (1)

  (4) (a)         Form of Policy for the SERIES V variable annuity Policy. (6)

      (b)         Form of Riders to the Policy.

            (1) Systematic Transfer Enrollment Program Endorsement to the Policy. (2)

            (2)   Enhanced Death Benefit Rider. (6)

            (3)   Returns Benefit Rider. (6)

  (5)             Form of Application to the Policy. (1)

  (6) (a)         Articles of Incorporation of United of Omaha Life Insurance
                  Company.(1)

      (b)         Bylaws of United of Omaha Life Insurance Company. (4)

  (7) Coinsurance Agreement between United of Omaha Life Insurance Company and Security Benefit Life Insurance Company. (8)

  (8) (a)   (1)   Participation  Agreement among The Alger American Fund, Fred
                  Alger  Management,  Inc. and United of Omaha Life Insurance
                  Company. (1)

            (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company. (4)

            (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company. (4)

            (4) Amendment No. 3 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.(7)

            (5) Rule 22c-2 Agreement between Fred Alger & Company, Incorporated and United of Omaha Life Insurance Company. (10)

      (b)   (1)   Fund Participation Agreement among United of Omaha Life
                  Insurance Company, Insurance Management Series and Federated
                  Securities Corp. (1)

            (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (4)

            (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (4)

            (4) Amendment No. 3 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (7)

            (5) Amendment No. 4 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company. (7)

            (6) Shareholder Information Agreement between Federated Securities Corp. and United of Omaha Life Insurance Company. (10)

      (c)   (1)   Participation Agreement among Variable Insurance Products
                  Fund II, Fidelity Distributors Corporation and United of Omaha
                  Life Insurance Company. (1)

            (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

            (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

            (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

            (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributions Corporation and United of Omaha Life Insurance Company. (4)

            (6) Sixth Amendment to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (7)

            (7) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

            (8) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

            (9) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (4)

           (10) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (5)

           (11) Fourth Amendment to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (7)

           (12) Rule 22c-2 Shareholder Information Agreement Related to Variable Insurance Products between Fidelity Distributors Corporation and United of Omaha Life Insurance Company. (10)

      (d)   (1)   Amended and Restated Participation Agreement among MFS
                  Variable Insurance Trust, United of Omaha Life Insurance
                  Company and Massachusetts Financial Services Company. (5)

            (2) Amendment No. 1 to the Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company. (7)

            (3) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and United of Omaha Life Insurance Company.
                  (10)

      (e)   (1)   Participation Agreement among Pioneer Variable Contracts
                  Trust, Pioneer Funds Distributor, Inc. and United of Omaha
                  Life Insurance Company. (4)

            (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (4)

            (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (4)

            (4) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (7)

            (5) Amendment No. 4 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company. (7)

      (f)   (1)   Participation Agreement by and between Scudder Variable Life
                  Insurance Fund and United of Omaha Life Insurance Company. (1)

            (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund. (4)

            (3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I). (7)

            (4) Rule 22c-2 Letter Agreement between DWS Scudder Distributors, Inc. and United of Omaha Life Insurance Company. (10)

      (g)   (1)   Participation Agreement among United of Omaha Life Insurance
                  Company, Companion Life Insurance Company, DWS Variable Series
                  II, DWS Scudder Distributors, Inc. and Deutsche Investment
                  Management Americas Inc. (10)

      (h)   (1)   Participation Agreement among T. Rowe Price International
                  Series, T. Rowe Price Equity Series, T. Rowe Price Fixed
                  Income Series, T. Rowe Price Investment Services, Inc. and
                  United of Omaha Life Insurance Company. (1)

            (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (4)

            (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (4)

            (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (4)

            (5) Amended Schedule A effective November 22, 2002 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (7)

            (6) Amendment No. 1 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company. (7)

            (7) T. Rowe Price Funds Rule 22c-2 Shareholder Information Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and United of Omaha Life Insurance Company. (10)

      (i)   (1)   Participation Agreement among Morgan Stanley Universal Funds,
                  Inc., Morgan Stanley Asset Management, Inc., Miller
                  Anderson & Sherrerd LLP, and United of Omaha Life Insurance
                  Company. (2)

            (2) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.). (7)

            (3) Amendment No. 2 to Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.). (7)

            (4) The Universal Institutional Funds, Inc. Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and United of Omaha Life Insurance Company. (10)

      (j)   (1)   Participation  Agreement among BT Insurance Funds Trust,
                  Bankers Trust Company and United of Omaha Life Insurance
                  Company. (3)

            (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company. (5)

      (k)         Administrative Services Agreement with Vantage Computer
                  Systems. (1)

      (l) Administrative Services Agreement between United of Omaha Life Insurance Company and Security Benefit Life Insurance Company.
                  (8)

  (9)             Opinion and Consent of Counsel.

 (10)       (1)   Consent of Independent Auditors.

            (2)   Consent of Independent Registered Public Accounting Firm.

 (11)             Not applicable.

 (12)             Not applicable.

 (13)             Not applicable.

 (14)             Powers of Attorney. (9)

    (1) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

    (2) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

    (3) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

    (4) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

    (5) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

    (6) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 28, 2003 (File No. 33-89848).

    (7) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 27, 2004 (File No. 333-54112).

     (8) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2005 (File No. 33-89848).

     (9) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 28, 2006 (File No. 33-89848), Registration Statement for United of Omaha Separate Account C filed on April 27, 2007 (File No. 33-89848) and included in this filing.

    (10) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 28, 2007 (File No. 33-89848).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and Senior Officers are:

DIRECTORS*
W. Gary Gates                 President and CEO, Omaha Public Power District

Jeffrey M. Heller             President, Electronic Data Systems Corporation

Derek R. McClain              Attorney

James G. McFarlane            Executive Vice President and Area Chairman, Arthur
                              J. Gallagher Insurance Brokers

Richard W. Mies               President and CEO, Hicks and Associates, Inc.

Daniel P. Neary               Chairman of the Board and CEO of our Company

Anthony J. Principi           Senior Vice President, Pfizer, Inc.

SENIOR OFFICERS*
Daniel P. Neary               Chairman of the Board and Chief Executive Officer

David A. Diamond              Executive Vice President, Chief Financial Officer
                              and Treasurer

James L. Hanson               Executive Vice President (Information Services)

Michael E. Huss               Senior Vice President and Corporate Secretary

Daniel P. Martin              Executive Vice President (Group Benefit Services)

Thomas J. McCusker            Executive Vice President and General Counsel

Madeline R. Rucker            Executive Vice President (Customer Service)

Stacy A. Scholtz              Executive Vice President (Corporate Services)

Michael C. Weekly             Executive Vice President (Individual Financial
                              Services)

Richard A. Witt               Executive Vice President and Chief Investment
                              Officer

*Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Name of Corporation (where organized)*                                          Type of Corporation
--------------------------------------                                          --------------------
Mutual of Omaha Insurance Company (NE)                                          Accident & Health Insurance
   Continuum Worldwide Corporation (NE)                                         Information technology consulting
   East Campus Realty, LLC (NE)                                                 Investment activities
      East Campus Development, LLC (DE)                                         Real estate ownership and
                                                                                operations
   KFS Corporation (NE)                                                         Holding Corporation

                                      C-5

Name of Corporation (where organized)*                                          Type of Corporation
--------------------------------------                                          --------------------
      KFS BD, Inc. (NE)                                                         Inactive subsidiary
      KFS IA, Inc. (NE)                                                         Inactive subsidiary
   Mutual of Omaha Holdings, Inc. (NE)                                          Holding corporation
      Holdings Rowco, Inc. (NE)                                                 Inactive subsidiary
      Mutual of Omaha Investor Services, Inc. (NE)                              Registered securities broker-dealer
      Mutual of Omaha Marketing Corporation (NE)                                Markets insurance products
      Omaha Insurance Company                                                   Accident and Health Insurance
      Retirement Marketing Solutions, Inc. (NE)                                 Markets retirement products
   Omaha Financial Holdings, Inc. (NE)                                          Holding corporation
      Mutual of Omaha LoanPro, L.L.C. (NE)                                      Lending activities
      Mutual of Omaha Bank                                                      Savings bank institution
   The Omaha Indemnity Company (WI)                                             Inactive subsidiary
   United of Omaha Life Insurance Company (NE)                                  Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)                                     Life insurance/annuities
      Fulcrum Growth Partners, L.L.C. (DE)                                      Investment activities
      Fulcrum Growth Partners III, L.L.C. (DE)                                  Investment activities
      Omaha Life Insurance Company (NE)                                         Life insurance
      United World Life Insurance Company (NE)                                  Accident & health and life
                                                                                insurance

*Subsidiaries are indicated by indentations.

ITEM 27. NUMBER OF POLICYOWNERS

              As of February 1, 2008, there were 5,992 Owners of the Policies.

ITEM 28. INDEMNIFICATION

         The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

         With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

                  An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

                  For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

                  If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

                  Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

         With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

                  To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members,
         (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

                  To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

         (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

         (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

              NAME                          TITLE

              Richard A. Witt               Director
              Michael E. Huss               Vice President and Secretary
              William J. Bluvas             President and Treasurer
              Michael A. Larkin             Vice President and Chief Securities
                                            Compliance Officer
              Amy J. Owens                  Vice President, Assistant Secretary
                                            and Assistant Treasurer

         (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2007, United paid $141,625 in total compensation to MOIS; of this amount MOIS retained $32,382 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31. MANAGEMENT SERVICES.

         All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

         (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.

         (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

         United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

         United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account C certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on April 28, 2008.

                                UNITED OF OMAHA SEPARATE ACCOUNT C
                                Registrant

                                UNITED OF OMAHA LIFE INSURANCE COMPANY
                                Depositor

                                By:    /s/ Thomas J. McCusker
                                       -----------------------------------------
                                       Thomas J. McCusker

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 has been signed by the following persons on April 28, 2008 in the capacities and on the dates indicated.

Signatures                                        Title                                                   Date
----------                                        -----                                                   ----
By_________________________________________*      Chairman of the Board and Chief Executive Officer      4/28/08
                 Daniel P. Neary
By_________________________________________*      Chief Financial Officer and Treasurer (principal       4/28/08
                 David A. Diamond                 financial and accounting officer)
By_________________________________________*      Director                                               4/28/08
                  W. Gary Gates
By_________________________________________*      Director                                               4/28/08
                Jeffrey M. Heller
By_________________________________________*      Director                                               4/28/08
                 Derek R. McClain
By_________________________________________*      Director                                               4/28/08
                James G. McFarlane
By_________________________________________*      Director                                               4/28/08
                 Richard W. Mies
By_________________________________________*      Director                                               4/28/08
                 Daniel P. Neary
By_________________________________________*      Director                                               4/28/08
               Anthony J. Principi



*Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001, January 1, 2002, June 1, 2003, April 1, 2004, January 1, 2005, May 18,
2005, March 15, 2006, March 9, 2007, and September 14, 2007.